                                 PROSPECTUS FOR
                       FLEXIBLE PREMIUM VARIABLE DEFERRED
                               ANNUITY CONTRACTS

                            ------------------------

                    COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                            ------------------------

                          COMMONWEALTH ANNUITY HORIZON

                           VARIABLE ANNUITY ISSUED BY

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                HOME OFFICE:                          SERVICE CENTER MAILING ADDRESS:
        132 Turnpike Road, Suite 210                         P.O. Box 758550
           Southborough, MA 01772                        Topeka, Kansas 66675-8550
               1-866-297-7531                                 1-800-457-8803

This Prospectus describes flexible premium variable deferred annuity contracts (the "Contract") issued by Commonwealth Annuity and Life Insurance Company ("we" or "Commonwealth Annuity"). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. This Prospectus describes both Qualified Contracts and Non-Qualified Contracts, and the Contract may be purchased by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. INVESTING IN THE CONTRACT INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT. REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THE CONTRACT MAY NOT BE TO YOUR ADVANTAGE. The Contract may be purchased only if the older Annuitant has not attained age 91.

THE CONTRACTS ARE NOT INSURED BY THE FDIC. THEY ARE OBLIGATIONS OF THE ISSUING INSURANCE COMPANY AND NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK OR SAVINGS INSTITUTION AND ARE SUBJECT TO RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD READ IT BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. WE HAVE FILED A STATEMENT OF ADDITIONAL INFORMATION ("SAI") WITH THE SECURITIES AND EXCHANGE COMMISSION. THE CURRENT SAI HAS THE SAME DATE AS THIS PROSPECTUS AND IS INCORPORATED BY REFERENCE IN THIS PROSPECTUS. YOU MAY OBTAIN A FREE COPY BY WRITING US AT OUR SERVICE CENTER OR CALLING 1-800-457-8803. A TABLE OF CONTENTS FOR THE SAI APPEARS AT THE END OF THIS PROSPECTUS. YOU MAY ALSO FIND THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS DATED APRIL 30, 2012.

You may allocate Purchase Payments and/or transfer Contract Value to one or more of the Subaccounts of the Commonwealth Annuity Separate Account A. Currently, you may choose among Subaccounts that invest in the following Insurance Funds (certain funds may not be available in all states):

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

- Goldman Sachs VIT Core Fixed Income Fund

- Goldman Sachs VIT Equity Index Fund

- Goldman Sachs VIT Global Markets Navigator Fund

- Goldman Sachs VIT Government Income Fund

- Goldman Sachs VIT Growth Opportunities Fund

- Goldman Sachs VIT Large Cap Value Fund

- Goldman Sachs VIT Mid Cap Value Fund

- Goldman Sachs VIT Money Market Fund

- Goldman Sachs VIT Strategic Growth Fund

- Goldman Sachs VIT Strategic International Equity Fund

- Goldman Sachs VIT Structured Small Cap Equity Fund

- Goldman Sachs VIT Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
  SHARES)

- Invesco Van Kampen V.I. American Franchise Fund

- Invesco V.I. Core Equity Fund

- Invesco V.I. Global Health Care Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTSSERIES FUND, INC. (CLASS B)

- AllianceBernstein VPS Intermediate Bond Portfolio

- AllianceBernstein VPS International Value Portfolio

- AllianceBernstein VPS Small Cap Growth Portfolio

- AllianceBernstein VPS Small/Mid Cap Value Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

- Fidelity VIP Contrafund-Registered Trademark- Portfolio

- Fidelity VIP Equity-Income Portfolio

- Fidelity VIP Disciplined Small Cap Portfolio

- Fidelity VIP Freedom Income Portfolio

- Fidelity VIP Freedom 2005 Portfolio

- Fidelity VIP Freedom 2010 Portfolio

- Fidelity VIP Freedom 2015 Portfolio

- Fidelity VIP Freedom 2020 Portfolio

- Fidelity VIP Freedom 2025 Portfolio

- Fidelity VIP Freedom 2030 Portfolio

- Fidelity VIP Freedom 2035 Portfolio

- Fidelity VIP Freedom 2040 Portfolio

- Fidelity VIP Freedom 2045 Portfolio

- Fidelity VIP Freedom 2050 Portfolio

- Fidelity VIP Growth Opportunities Portfolio

- Fidelity VIP Index 500 Portfolio

- Fidelity VIP Mid Cap Portfolio

- Fidelity VIP Overseas Portfolio

- Fidelity VIP Strategic Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

- FT VIP Franklin Income Securities Fund

- FT VIP Franklin Small Cap Value Securities Fund

- FT VIP Mutual Global Discovery Securities Fund

- FT VIP Mutual Shares Securities Fund

- FT VIP Templeton Growth Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)

- Janus Aspen Enterprise Portfolio

- Janus Aspen Forty Portfolio

- Janus Aspen Perkins Mid Cap Value Portfolio

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST (SERVICE CLASS)

- MFS-Registered Trademark- New Discovery Series

- MFS-Registered Trademark- Utilites Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

- Oppenheimer Balanced Fund/VA

- Oppenheimer Global Securities Fund/VA

- Oppenheimer Global Strategic Income Fund/VA

- Oppenheimer High Income Fund/VA

- Oppenheimer Main Street Small- & Mid-Cap Fund-Registered Trademark-/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS I)

- Pioneer Growth Opportunities VCT Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

- Pioneer Cullen Value VCT Portfolio

- Pioneer Emerging Markets VCT Portfolio

- Pioneer Mid Cap Value VCT Portfolio

In addition, Qualified Contracts also may choose among Subaccounts that invest in the following Publicly-Available Funds:

    - Goldman Sachs Balanced Strategy Portfolio (Class A)

    - Goldman Sachs Equity Growth Strategy Portfolio (Class A)

    - Goldman Sachs Growth and Income Strategy Portfolio (Class A)

    - Goldman Sachs Growth Strategy Portfolio (Class A)

    - Goldman Sachs International Real Estate Security Fund (Class A)

    - Goldman Sachs Real Estate Securities Fund (Class A)

    - Goldman Sachs Technology Tollkeeper Fund (Class A)

Many of the Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees and charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.

You may contact our Service Office at 1-800-457-8803 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                               TABLE OF CONTENTS

                                                                              PAGE
                                                                            --------
DEFINITIONS...............................................................         6
SUMMARY OF EXPENSES.......................................................         8
CONDENSED FINANCIAL INFORMATION...........................................
DISTRIBUTION COSTS........................................................         9
SUMMARY...................................................................        10
COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS..................        12
    Commonwealth Annuity and Life Insurance Company.......................        12
    The Separate Account..................................................        12
    The Funds.............................................................        12
THE CONTRACTS.............................................................        22
    A.   GENERAL INFORMATION..............................................        22
         1.   Purchase Payments...........................................        22
         2.   Free Look Period............................................        22
         3.   Owners, Annuitants, and Beneficiaries.......................        23
         4.   Assignment..................................................        24
    B.   THE ACCUMULATION PERIOD..........................................        24
         1.   Application of Purchase Payments............................        24
         2.   Accumulation Unit Value.....................................        25
         3.   Contract Value..............................................        26
         4.   Transfers During The Accumulation Period....................        26
         5.   Disruptive Trading..........................................        27
         6.   Withdrawals and Surrenders During The Accumulation Period...        29
         7.   Death Benefit...............................................        30
         8.   Telephone and Facsimile Transactions........................        31
         9.   Termination of Contract.....................................        32
CONTRACT CHARGES AND EXPENSES.............................................        33
    A.   ASSET-BASED CHARGES..............................................        33
    B.   CONTRACT FEE.....................................................        33
    C.   INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES....................        34
    D.   STATE PREMIUM TAXES..............................................        34
    E.   REDUCTION OR ELIMINATION OF CERTAIN CHARGES......................        34
THE ANNUITY PERIOD........................................................        36
    A.   ANNUITY PAYMENTS.................................................        36
    B.   ANNUITY OPTIONS..................................................        36
    C.   BASIS OF ANNUITY OPTIONS.........................................        38
    D.   DEATH PROCEEDS DURING THE ANNUITY PERIOD.........................        38
    E.   PROTECTION OF BENEFITS...........................................        39
    F.   AGE, GENDER AND SURVIVAL.........................................        39
PAYMENTS TO CONTRACT OWNERS...............................................        39
FEDERAL TAX MATTERS.......................................................        40
    A.   INTRODUCTION.....................................................        40
    B.   OUR TAX STATUS...................................................        40
    C.   TAXATION OF ANNUITIES IN GENERAL.................................        40
    D.   QUALIFIED PLANS..................................................        44
    E.   FEDERAL INCOME TAX WITHHOLDING...................................        47
    F.   OTHER TAX ISSUES.................................................        47
DISTRIBUTION OF CONTRACTS.................................................        49
VOTING RIGHTS.............................................................        50

                                                                              PAGE
                                                                            --------
REPORTS TO CONTRACT OWNERS AND INQUIRIES..................................        50
DOLLAR COST AVERAGING.....................................................        50
AUTOMATIC ASSET REBALANCING...............................................        51
SYSTEMATIC WITHDRAWAL PLAN................................................        52
GENERAL CONTRACT PROVISIONS...............................................        52
    A.   CONTRACT MODIFICATION............................................        52
    B.   ENTIRE CONTRACT..................................................        52
    C.   INCONTESTABILITY.................................................        52
    D.   NON-PARTICIPATING................................................        52
LEGAL PROCEEDINGS.........................................................        53
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION....................        53
FINANCIAL STATEMENTS......................................................        53
APPENDIX A--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY VARIABLE
  ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT...............       A-1
APPENDIX B--CONDENSED FINANCIAL INFORMATION...............................       B-1

                                  DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD--The period between the Date of Issue of a Contract and the Annuity Date.

ACCUMULATION UNIT--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

ANNUITANT--The person whose life is used to determine the duration of Annuity Payments involving a life contingency. When two people are named as joint Annuitants, the term "Annuitant" means the joint Annuitants or the survivor.

ANNUITY DATE--The Valuation Date on which annuity payments are to commence. Subject to state variation, the Annuity Date may not be earlier than the first Contract Anniversary or later than the Valuation Date on or next following the later of: (1) ten years from the Date of Issue; or (2) the first day of the month following the month in which the Annuitant attains age 99. In the case of joint Annuitants, we will refer to the age of the older Annuitant.

ANNUITY OPTION--One of several forms in which annuity payments can be made.

ANNUITY PERIOD--The period starting on the Annuity Date during which we make annuity payments to you.

BENEFICIARY--The person designated to receive any benefits under a Contract upon your death. (see Primary Beneficiary and Contingent Beneficiary).

CODE--The Internal Revenue Code of 1986, as amended.

COMPANY ("WE", "US", "OUR", "COMMONWEALTH ANNUITY")--Commonwealth Annuity and Life Insurance Company.

CONTINGENT BENEFICIARY--The person designated to receive any benefits under a Contract upon your death should all Primary Beneficiaries predecease you. In the event that a Contingent Beneficiary also predeceases you, the benefits will be distributed pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, the benefits will be paid to your estate (see Beneficiary and Primary Beneficiary).

CONTRACT--A Flexible Premium Variable Deferred Annuity Contract.

CONTRACT ANNIVERSARY--The same date each year as the Date of Issue. If there is no Valuation Date in a year that coincides with the Date of Issue, the Contract Anniversary is the next Valuation Date.

CONTRACT VALUE--The sum of your values in the Subaccount(s).

CONTRACT YEAR--A period of twelve consecutive months starting on the Date of Issue or on any Contract Anniversary.

DATE OF ISSUE--The date on which the first Contract Year commences.

DUE PROOF OF DEATH--A certified death certificate and all necessary claim paperwork, settlement instructions, and such other information we may require to process the death benefit. We also may require the return of the Contract.

FUND OR FUNDS--An investment company or separate series thereof, in which Subaccounts of the Separate Account invest.

GENERAL ACCOUNT--All our assets other than those allocated to any legally segregated separate account.

MONTHIVERSARY--The same date each month as the Date of Issue. If the Date of Issue falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the Monthiversary will be the last date of that month. If there is no Valuation Date in the calendar month that coincides with the Date of Issue, the Monthiversary is the next Valuation Date.

NON-QUALIFIED CONTRACT--A Contract which does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

OWNER ("CONTRACT OWNER", "YOU", "YOUR", "YOURS")--The person(s) designated in the Contract as having the privileges of Ownership. The Contract may be owned by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. When two people are named as joint Owners, the term "Owner" means the joint Owners or the survivor.

PRIMARY BENEFICIARY--The person designated to receive any benefits under a Contract upon your death. In the event that a Primary Beneficiary predeceases you, the benefits will be distributed pro rata to the surviving Primary Beneficiaries. In the event that all Primary Beneficiaries predecease you, proceeds will be paid to the surviving Contingent Beneficiaries (see Beneficiary and Contingent Beneficiary).

PURCHASE PAYMENTS--The dollar amount we receive in U.S. currency to buy the benefits the Contract provides.

QUALIFIED CONTRACT--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

SEPARATE ACCOUNT--Commonwealth Annuity Separate Account A.

SERVICE CENTER--se(2) (an affiliate of Security Benefit Life Insurance Company) and its affiliates (collectively, "se(2)" provide administrative, accounting and other services to the Company. The principal administrative offices of se(2) are located at One Security Place, Topeka, KS 66675, telephone 1-800-457-8803.

SUBACCOUNTS--The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund.

VALUATION DATE--Each day when the New York Stock Exchange is open for trading. The close of business on each Valuation Date is generally 3:00 p.m. Central time.

VALUATION PERIOD--The interval of time between two consecutive Valuation Dates.

                              SUMMARY OF EXPENSES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE AMONG SUBACCOUNTS.

                      CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments.....................     None
Withdrawal Charges..........................................     None
State Premium Taxes.........................................  0% to 3.50%

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

                               PERIODIC EXPENSES

Annual Contract Fee (deducted monthly from Contract
  Value)*...................................................  $30.00
Separate Account Annual Expenses (as a percentage of
  Contract Value)
    Mortality and Expense Risk Charge.......................    0.60%
    Administration Charge...................................    0.15%
                                                              ------
  Total Separate Account Annual Expenses....................    0.75%
                                                              ======

       -------------------------------

       * We will waive this fee for Contracts with Contract Value of $50,000 or more as of the Valuation Date we would otherwise deduct the fee. We assess one-twelfth of the contract fee on each Monthiversary.

THE NEXT TABLE SHOWS THE LOWEST AND HIGHEST TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 2011 THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CURRENT AND FUTURE EXPENSES COULD BE HIGHER OR LOWER THAN THOSE SHOWN IN THE FOLLOWING TABLE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                               LOWEST - HIGHEST
                                                              ------------------
Total Annual Fund Operating Expenses (expenses that are
  deducted from Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other
  expenses, prior to any fee waivers or expense
  reimbursements)...........................................  0.35% - 1.72%

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. For the year ended December 31, 2011, the lowest and highest Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements, respectively, are 0.30% (the expense reductions and waivers may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval but remain in effect until April 27, 2013 and prior to such date may not terminate without the approval of the trustees) and 1.72% (there is no expense reduction waiver in place). Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes both maximum and minimum fees and expenses of any of the Funds, prior to any fee waivers or expense reimbursements. If these arrangements were considered, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be the following whether you surrender, annuitize, or remain invested at the end of the applicable period:

                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                               --------   --------   --------   --------
Maximum Fund Expenses........................    $254       $780      $1,333     $2,840
Minimum Fund Expenses........................    $116       $360      $  625     $1,380

The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example assumes no transfers were made and does not include the deduction of state premium taxes, which may be assessed before or upon surrender or annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.

                               DISTRIBUTION COSTS

For information concerning the compensation we pay for sales of the Contract, see "DISTRIBUTION OF CONTRACTS."

                                    SUMMARY

The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement or rider to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus. Currently, the Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased in connection with a qualified plan does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See "TAXATION OF ANNUITIES IN GENERAL" and "QUALIFIED PLANS") Therefore, the tax deferral provided by the Contract is not necessary for Contracts used in qualified plans, so for such plans the Contract should be purchased for other features and benefits, such as the Annuity Options.

You may make Purchase Payments under the Contract, subject to certain minimum limitations and other restrictions. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking ("PAC") Agreement"). (See "PURCHASE PAYMENTS") We do not deduct a sales charge from any Purchase Payment.

During the Accumulation Period, we provide for variable accumulations and benefits for amounts allocated to one or more of the Subaccounts selected by you. Each Subaccount invests in a corresponding Fund. (See "THE FUNDS") Your Contract Value will vary with the investment performance of the Funds you select. The investment risk under the Contract is borne by you.

Transfers among Subaccounts are permitted before the Annuity Date, if allowed by your qualified plan and subject to limitations. (See "TRANSFERS DURING THE ACCUMULATION PERIOD") We offer Automatic Asset Rebalancing, Dollar Cost Averaging, and a Systematic Withdrawal Plan. (See "AUTOMATIC ASSET REBALANCING," "DOLLAR COST AVERAGING," and "SYSTEMATIC WITHDRAWAL PLAN")

You may make partial withdrawals from the Contract or surrender the Contract, subject to certain restrictions. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD"). Withdrawals and surrenders will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals also reduce your Contract Value and your death benefit. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD" and "FEDERAL TAX MATTERS")

If you die before the Annuity Date, we will pay the Beneficiary a death benefit. (See "DEATH BENEFIT"). On the Annuity Date, you can elect to receive regular annuity payments on a fixed basis for various periods of time depending on your need for income and the choices available under the Contract. (See "ANNUITY PERIOD")

We assess a mortality and expense risk charge and an administration charge. We may also assess a contract fee and applicable premium taxes. (See "CONTRACT CHARGES AND EXPENSES") The Funds will incur certain management fees and other expenses. (See "SUMMARY OF EXPENSES," "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES," and the Funds' prospectuses)

You have the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contract for a refund during the "free look" period, also include a letter instructing us to cancel the Contract. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. In the states that require the return of Purchase Payments, we will return the greater of Purchase Payments (less any withdrawals) or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. In addition, a special "free look" provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities (although for such Contracts, if the amount returned would be less than the Contract Value we will return the Contract Value). (See "FREE LOOK PERIOD")

You can generally exchange all or a portion of one annuity contract for another, or a life insurance policy for an annuity contract, in a "tax-free exchange' under Section 1035 of the Code. If you are thinking about a 1035 exchange, you should compare the old contract and the Contract described in this Prospectus carefully. Remember that if you exchange another contract for the Contract described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract. Also, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for the Contract described in this Prospectus unless you determine, after knowing all the facts, that the exchange is in your best interest (the person selling you the Contract will generally earn a commission if you buy the Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

We offer other variable annuity contracts that have different policy features. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about these other contracts, contact our Service Center or your agent.

            COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity (then known as Allmerica Financial Life Insurance and Annuity Company or "Allmerica Financial") was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of Allmerica Financial to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York,
NY 10282. On September 1, 2006, Allmerica Financial officially changed its name to Commonwealth Annuity and Life Insurance Company.

Its principal office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 1-866-297-7531.

Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE SEPARATE ACCOUNT

We established the Commonwealth Annuity Separate Account A on February 9, 2007 pursuant to Massachusetts law. The SEC does not supervise the management, investment practices or policies of the Separate Account or Commonwealth Annuity. Subject to the provisions of the Contract, units of the Subaccounts under the Contract are offered on a continuous basis.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Each Subaccount of the Separate Account invests exclusively in shares of one of the corresponding Funds. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and fees, and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund are reinvested in that Fund at net asset value and retained as assets of the corresponding Subaccount.

THE FUNDS

SELECTION OF FUNDS. We select the Funds offered through the Contract, and we may consider various factors, including, but not limited to asset class coverage, the strength of the investment adviser's

(and/or subadviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We also consider whether the Fund or one of its service providers (E.G., the investment adviser, administrator, distributor, and/or their affiliates) will make payments to us or our affiliates, as described below. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract Owners.

You are responsible for choosing the Subaccounts and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk of investing in the Subaccounts, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund. After you select Subaccounts for your initial Purchase Payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

We do not provide investment advice and we do not recommend or endorse any of the particular Funds available as investment options in the Contract.

THE FUNDS. The Separate Account invests in shares of registered, open-end management investment companies. There are two types of Funds generally offered under the Contract, INSURANCE FUNDS and PUBLICLY-AVAILABLE FUNDS.

INSURANCE FUNDS:

Insurance Funds are available solely to variable annuity or life insurance contracts and certain qualified retirement plans. (See "FEDERAL TAX MATTERS") Nonqualified Contracts generally can invest only in Insurance Funds. All Contracts, both Qualified and Nonqualified, may choose among Subaccounts that invest in the following Insurance Funds:

INSURANCE FUND           PORTFOLIO NAME                 INVESTMENT OBJECTIVE                INVESTMENT ADVISER
--------------        ---------------------   -----------------------------------------   -----------------------
Goldman Sachs         Goldman Sachs VIT       Seeks a total return consisting of          Goldman Sachs Asset
Variable Insurance    Core Fixed Income       capital appreciation and income that        Management, L.P.
Trust                 Fund                    exceeds the total return of the Barclays
(Service Shares)                              Capital U.S. Aggregate Bond.

Goldman Sachs         Goldman Sachs VIT       Seeks to achieve investment results that    Goldman Sachs Asset
Variable Insurance    Equity Index Fund       correspond to the aggregate price and       Management, L.P.
Trust                                         yield performance of a benchmark index
(Service Shares)                              that measures the investment returns of     The sub-adviser is SSgA
                                              large capitalization stocks.                Funds Management, Inc.

Goldman Sachs         Goldman Sachs VIT       Seeks to achieve investment results that    Goldman Sachs Asset
Variable Insurance    Global Markets          approximate the performance of the GS       Management, L.P.
Trust                 Navigator Fund          Global Markets Navigator Index-TM-.
(Service Shares)

Goldman Sachs         Goldman Sachs VIT       Seeks a high level of current income,       Goldman Sachs Asset
Variable Insurance    Government Income       consistent with safety of principal.        Management, L.P.
Trust                 Fund
(Service Shares)

INSURANCE FUND           PORTFOLIO NAME                 INVESTMENT OBJECTIVE                INVESTMENT ADVISER
--------------        ---------------------   -----------------------------------------   -----------------------
Goldman Sachs         Goldman Sachs VIT       Seeks long term growth of capital.          Goldman Sachs Asset
Variable Insurance    Growth Opportunities                                                Management, L.P.
Trust                 Fund
(Service Shares)

Goldman Sachs         Goldman Sachs VIT       Seeks long-term growth of capital           Goldman Sachs Asset
Variable Insurance    Large Cap Value Fund    appreciation.                               Management, L.P.
Trust
(Service Shares)

Goldman Sachs         Goldman Sachs VIT Mid   Seeks long-term capital appreciation.       Goldman Sachs Asset
Variable Insurance    Cap Value Fund                                                      Management, L.P.
Trust
(Service Shares)

Goldman Sachs         Goldman Sachs VIT       Seeks to maximize current income to the     Goldman Sachs Asset
Variable Insurance    Money Market Fund*      extent consistent with the preservation     Management, L.P.
Trust                                         of capital and the maintenance of
(Service Shares)                              liquidity by investing exclusively in
                                              high quality money market instruments.

Goldman Sachs         Goldman Sachs VIT       Seeks long-term growth of capital.          Goldman Sachs Asset
Variable Insurance    Strategic Growth Fund                                               Management, L.P.
Trust
(Service Shares)

Goldman Sachs         Goldman Sachs VIT       Seeks long-term growth of capital.          Goldman Sachs Asset
Variable Insurance    Strategic                                                           Management
Trust                 International Equity                                                International
(Service Shares)      Fund

Goldman Sachs         Goldman Sachs VIT       Seeks long-term growth of capital.          Goldman Sachs Asset
Variable Insurance    Structured Small Cap                                                Management, L.P.
Trust                 Equity Fund
(Service Shares)

Goldman Sachs         Goldman Sachs VIT       Seeks long-term growth of capital and       Goldman Sachs Asset
Variable Insurance    Structured U.S.         dividend income.                            Management, L.P.
Trust                 Equity Fund
(Service Shares)

AIM Variable          Invesco V.I. Core       The Fund's investment objective is          Invesco Advisors, Inc.
Insurance Funds       Equity Fund             long-term growth of capital. The Fund
(Invesco Variable                             invests, under normal circumstances, at
Insurance Funds)                              least 80% of its net assets (plus any
(Series II Shares)                            borrowings for investment purposes) in
                                              equity securities.

AIM Variable          Invesco V.I. Global     The Fund's investment objective is growth   Invesco Advisors, Inc.
Insurance Funds       Health Care Fund        of capital. The Fund invests under normal
(Invesco Variable                             circumstances, at least 80% of its net
Insurance Funds)                              assets (plus any borrowings for
(Series II Shares)                            investment purposes) in securities issued
                                              by foreign companies and governments
                                              engaged primarily in the health care
                                              industry.

------------------------------

* PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated

INSURANCE FUND           PORTFOLIO NAME                 INVESTMENT OBJECTIVE                INVESTMENT ADVISER
--------------        ---------------------   -----------------------------------------   -----------------------
AIM Variable          Invesco Van             The Fund's investment objective is to       Invesco Advisors, Inc.
Insurance Funds       Kampen V.I. American    seek capital growth. Under normal market
(Invesco Variable     Franchise Fund          conditions, the Fund's investment
Insurance Funds)                              adviser, Invesco Advisers, Inc. (the
(Series II Shares)                            Adviser), seeks to achieve the Fund's
                                              investment objective by investing at
                                              least 80% of the Funds net assets (plus
                                              any borrowing for investment purposes) in
                                              a portfolio of U.S. companies that are
                                              considered by the Adviser to have strong
                                              earnings growth.

AllianceBernstein     AllianceBernstein VPS   Seeks to generate income and price          AllianceBernstein L.P.
Variable Products     Intermediate Bond       appreciation without assuming what the
Series Fund, Inc.     Portfolio               Adviser considers undue risk.
(Class B)

AllianceBernstein     AllianceBernstein VPS   Seeks long-term growth of capital.          AllianceBernstein L.P.
Variable Products     International Value
Series Fund, Inc.     Portfolio
(Class B)

AllianceBernstein     AllianceBernstein VPS   Seeks long-term growth of capital.          AllianceBernstein L.P.
Variable Products     Small Cap Growth
Series Fund, Inc.     Portfolio
(Class B)

AllianceBernstein     AllianceBernstein VPS   Seeks long-term growth of capital.          AllianceBernstein L.P.
Variable Products     Small/Mid Cap Value
Series Fund, Inc.     Portfolio
(Class B)

Fidelity Variable     Fidelity VIP            Seeks long-term capital appreciation.       Fidelity Management &
Insurance Products    Contrafund-Registered Trademark-                                    Research Company
Fund                  Portfolio
(Service Class 2)                                                                         FMR Co., Inc. (FMRC)
                                                                                          and other investment
                                                                                          advisers serve as
                                                                                          sub-advisers for the
                                                                                          fund.

Fidelity Variable     Fidelity VIP            Seeks capital appreciation.                 Fidelity Management &
Insurance Products    Disciplined Small Cap                                               Research Company
Fund                  Portfolio
(Service Class 2)                                                                         Geode Capital
                                                                                          Management, LLC
                                                                                          (Geode) and
                                                                                          FMR Co., Inc. (FMRC)
                                                                                          serve as sub-advisers
                                                                                          for the fund.

Fidelity Variable     Fidelity VIP Equity-    Seeks reasonable income. The fund will      Fidelity Management &
Insurance Products    Income Portfolio        also consider the potential for capital     Research Company
Funds                                         appreciation. The fund's goal is to
(Service Class 2)                             achieve a yield which exceeds the           FMR Co., Inc. (FMRC)
                                              composite yield on the securities           and other investment
                                              comprising the                              advisers serve as
                                              S&P 500-Registered Trademark- Index.        sub-advisers for the
                                                                                          fund.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    Income Portfolio        objective of principal preservation.        Advisers, Inc.
Funds
(Service Class 2)

INSURANCE FUND           PORTFOLIO NAME                 INVESTMENT OBJECTIVE                INVESTMENT ADVISER
--------------        ---------------------   -----------------------------------------   -----------------------
Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2005 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2010 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2015 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2020 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2025 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2030 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2035 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2040 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2045 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2050 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Growth     Seeks to provide capital growth.            Fidelity Management &
Insurance Products    Opportunities                                                       Research Company
Fund                  Portfolio
(Service Class 2)                                                                         FMR Co., Inc. and other
                                                                                          investment advisers
                                                                                          serve as sub-advisers
                                                                                          for the fund.

INSURANCE FUND           PORTFOLIO NAME                 INVESTMENT OBJECTIVE                INVESTMENT ADVISER
--------------        ---------------------   -----------------------------------------   -----------------------
Fidelity Variable     Fidelity VIP Index      Seeks investment results that correspond    Fidelity Management &
Insurance Products    500 Portfolio           to the total return of common stocks        Research Company
Fund                                          publicly traded in the United States, as
(Service Class 2)                             represented by the                          Geode Capital
                                              S&P 500-Registered Trademark- Index.        Management, LLC
                                                                                          (Geode-Registered Trademark-)
                                                                                          and FMR Co., Inc. serve
                                                                                          as sub-advisers for the
                                                                                          fund.

Fidelity Variable     Fidelity VIP Mid Cap    Seeks long-term growth of capital.          Fidelity Management &
Insurance Products    Portfolio                                                           Research Company
Funds
(Service Class 2)                                                                         FMR Co., Inc. and other
                                                                                          investment advisers
                                                                                          serve as sub-advisers
                                                                                          for the fund.

Fidelity Variable     Fidelity VIP Overseas   Seeks long-term growth of capital.          Fidelity Management &
Insurance Products    Portfolio                                                           Research Company
Fund
(Service Class 2)                                                                         FMR Co., Inc. and other
                                                                                          investment advisers
                                                                                          serve as sub-advisers
                                                                                          for the fund.

Fidelity Variable     Fidelity VIP            Seeks a high level of current income. The   Fidelity Management &
Insurance Products    Strategic Income        fund may also seek capital appreciation.    Research Company
Funds                 Portfolio
(Service Class 2)                                                                         Fidelity Investments
                                                                                          Money
                                                                                          Management, Inc.,
                                                                                          FMR Co., Inc., FIL
                                                                                          Investment Advisors
                                                                                          (UK) Limited, and other
                                                                                          investment advisers
                                                                                          serve as sub-advisers
                                                                                          for the fund.

Franklin Templeton    FT VIP Franklin         Seeks to maximize income while              Franklin
Variable Insurance    Income Securities       maintaining prospects for capital           Advisers, Inc.
Products Trust        Fund                    appreciation. Under normal market
(Class 2)                                     conditions, the fund invests in both
                                              equity and debt securities.

Franklin Templeton    FT VIP Franklin Small   Seeks long-term total return. Under         Franklin Advisory
Variable Insurance    Cap Value Securities    normal market conditions, the fund          Services LLC
Products Trust        Fund                    invests at least 80% of its net assets in
(Class 2)                                     investments of small capitalizations
                                              companies.

Franklin Templeton    FT VIP Mutual Global    Seeks capital appreciation. Under normal    Franklin Mutual
Variable Insurance    Discovery Securities    market conditions, the fund invests         Advisers, LLC
Products Trust        Fund                    primarily in U.S. and foreign equity
(Class 2)                                     securities that the investment manager
                                              believes are undervalued.

Franklin Templeton    FT VIP Mutual Shares    Seeks capital appreciation, with income     Franklin Mutual
Variable Insurance    Securities Fund         as a secondary goal. Under normal market    Advisers, LLC
Products Trust                                conditions, the Fund invests primarily in
(Class 2)                                     U.S. and foreign equity securities that
                                              the manager believes are undervalued.

INSURANCE FUND           PORTFOLIO NAME                 INVESTMENT OBJECTIVE                INVESTMENT ADVISER
--------------        ---------------------   -----------------------------------------   -----------------------
Franklin Templeton    FT VIP Templeton        Seeks long-term capital growth. Under       Templeton Global
Variable Insurance    Growth Securities       normal market conditions, the fund          Advisors Limited
Products Trust        Fund                    invests primarily in equity securities of
(Class 2)                                     companies located anywhere in the world,
                                              including those in the U.S. and in
                                              emerging markets.

Janus Aspen Series    Janus Aspen             Seeks long-term growth of capital.          Janus Capital
(Service Shares)      Enterprise Portfolio                                                Management LLC

Janus Aspen Series    Janus Aspen Forty       Seeks long-term growth of capital.          Janus Capital
(Service Shares)      Portfolio                                                           Management LLC

Janus Aspen Series    Janus Aspen Perkins     Seeks capital appreciation.                 Janus Capital
(Service Shares)      Mid Cap Value                                                       Management LLC
                      Portfolio
                                                                                          Perkins Investment
                                                                                          Management LLC serves
                                                                                          as sub-advisers for the
                                                                                          portfolio.

MFS-Registered Trademark- MFS-Registered Trademark- Seeks capital appreciation.           Massachusetts Financial
Variable Insurance    New Discovery Series                                                Services Company
Trust
(Service Class)

MFS-Registered Trademark- MFS-Registered Trademark- Seeks total return.                   Massachusetts Financial
Variable Insurance    Utilities Series                                                    Services Company
Trust
(Service Class)

Oppenheimer           Oppenheimer Balanced    Seeks a high total investment return,       OppenheimerFunds, Inc.
Variable Account      Fund/VA                 which includes current income and capital
Funds                                         appreciation.
(Service Shares)

Oppenheimer           Oppenheimer Global      Seeks long-term capital appreciation by     OppenheimerFunds, Inc.
Variable Account      Securities Fund/VA      investing a substantial portion of its
Funds                                         assets in securities of foreign issuers,
(Service Shares)                              "growth-type" companies, cyclical
                                              industries and special situations that
                                              are considered to have appreciation
                                              possibilities.

Oppenheimer           Oppenheimer Global      Seeks a high level of current income        OppenheimerFunds, Inc.
Variable Account      Strategic Income        principally derived from interest on debt
Funds                 Fund/VA                 securities.
(Service Shares)

Oppenheimer           Oppenheimer High        Seeks a high level of current income from   OppenheimerFunds, Inc.
Variable Account      Income Fund/VA          investment in high-yield, fixed-income
Funds                                         securities.
(Service Shares)

Oppenheimer           Oppenheimer Main        Seeks capital appreciation by investing     OppenheimerFunds, Inc.
Variable Account      Street Small- &         in "growth type" companies.
Funds                 Mid-Cap
(Service Shares)      Fund-Registered Trademark-/VA

Pioneer Variable      Pioneer Growth          Seeks Growth of capital.                    Pioneer Investment
Contracts Trust       Opportunities VCT                                                   Management, Inc.
(Class I)             Portfolio

INSURANCE FUND           PORTFOLIO NAME                 INVESTMENT OBJECTIVE                INVESTMENT ADVISER
--------------        ---------------------   -----------------------------------------   -----------------------
Pioneer Variable      Pioneer Cullen Value    Seeks Capital appreciation. Current         Pioneer Investment
Contracts Trust       VCT Portfolio           income is a secondary objective.            Management, Inc.
(Class II)

Pioneer Variable      Pioneer Emerging        Seeks Long-term growth of capital.          Pioneer Investment
Contracts Trust       Markets VCT Portfolio                                               Management, Inc.
(Class II)

Pioneer Variable      Pioneer Mid Cap Value   Seeks Capital appreciation by investing     Pioneer Investment
Contracts Trust       VCT Portfolio           in a diversified portfolio of securities    Management, Inc.
(Class II)                                    consisting primarily of common stocks.

The Insurance Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases, certain qualified retirement plans. Shares of the Insurance Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Insurance Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts, and qualified retirement plans to invest simultaneously in the Insurance Funds. Currently, neither we nor the Insurance Funds foresee any such disadvantages to variable life insurance Owners, variable annuity Owners, or qualified retirement plans. The Insurance Funds must monitor events to identify material conflicts between such Owners and determine what action, if any, should be taken. In addition, if we believe an Insurance Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

PUBLICLY-AVAILABLE FUNDS. Publicly-Available Funds are "publicly-available," I.E., shares can be purchased by the public directly without purchasing a variable annuity or life insurance contract. Only Qualified Contracts may invest in these Publicly-Available Funds.

RETAIL FUND                                INVESTMENT OBJECTIVE                      INVESTMENT ADVISER
-----------                 ---------------------------------------------------  --------------------------
Goldman Sachs Balanced      Seeks current income and long-term capital           Goldman Sachs Asset
Strategy Portfolio          appreciation.                                        Management, L.P.
(Class A)*

Goldman Sachs Equity        Seeks long-term capital appreciation.                Goldman Sachs Asset
Growth Strategy Portfolio                                                        Management, L.P.
(Class A)*

Goldman Sachs Growth and    Seeks long-term capital appreciation and current     Goldman Sachs Asset
Income Strategy Portfolio   income.                                              Management, L.P.
(Class A)*

Goldman Sachs Growth        Seeks long-term capital appreciation and,            Goldman Sachs Asset
Strategy Portfolio          secondarily, current income.                         Management, L.P.
(Class A)*

Goldman Sachs               Seeks total return comprised of long-term growth of  Goldman Sachs Asset
International Real Estate   capital and dividend income.                         Management, L.P.
Security Fund (Class A)*

Goldman Sachs Real Estate   Seeks total return comprised of long-term growth of  Goldman Sachs Asset
Securities Fund             capital and dividend income.                         Management, L.P.
(Class A)*

Goldman Sachs Technology    Seeks long-term growth of capital.                   Goldman Sachs Asset
Tollkeeper (Class A)                                                             Management, L.P.
Fund**

------------------------------

*   Each retail Fund's most recently ended fiscal year is December 31, 2011.

**  This retail Fund's most recently ended fiscal year is August 31, 2011.

The Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees and charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.

SEC REGISTRATION DOES NOT INVOLVE SEC SUPERVISION OF THE FUNDS' MANAGEMENT, INVESTMENT PRACTICES OR POLICIES. THE ASSETS OF EACH FUND ARE HELD SEPARATE FROM THE ASSETS OF THE OTHER FUNDS, AND EACH FUND HAS ITS OWN DISTINCT INVESTMENT OBJECTIVE AND POLICIES. EACH FUND OPERATES AS A SEPARATE INVESTMENT FUND, AND THE INVESTMENT PERFORMANCE OF ONE FUND HAS NO EFFECT ON THE INVESTMENT PERFORMANCE OF ANY OTHER FUND.

THE FUNDS MAY NOT ACHIEVE THEIR STATED OBJECTIVES. MORE DETAILED INFORMATION, INCLUDING A DESCRIPTION OF RISKS INVOLVED IN INVESTING IN THE FUNDS, IS FOUND IN THE FUNDS' PROSPECTUSES ACCOMPANYING THIS PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION AVAILABLE FROM US UPON REQUEST.

PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO THE CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other fund, even where the investment adviser, subadviser, or manager is the same. Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our distributor, Epoch Securities, Inc., (the "Distributor") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.25%, and as of the date of this prospectus, we are receiving payments from each Fund's service providers.

Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.15% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes

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up, then so would the payment to us or to the Distributor. Conversely, if the value of the Fund goes down, payments to us or to the Distributor would decrease.

A Fund's service provider may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

For details about the compensation payments we make in connection with the sale of the Contracts, see "DISTRIBUTION OF CONTRACTS."

CHANGE OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. If investment in the Funds is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another fund without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. However, no such substitution will be made without the approval of the Securities and Exchange Commission, if required. Furthermore, we may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.

We may establish additional Subaccounts of the Separate Account, each of which would invest in a new fund, or in shares of another investment company. New Subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New Subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more Subaccounts, transfer assets, or substitute one Subaccount for another Subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify you of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, we may deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a Subaccount or separate account to another Subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. The Company reserves the right to change the names of the Separate Account or the Subaccounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

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                                 THE CONTRACTS

A. GENERAL INFORMATION

We reserve the right to accept or refuse to issue the Contract at our sole discretion.

1. PURCHASE PAYMENTS

You may make Purchase Payments under the Contract during the Accumulation Period, subject to the restrictions set forth below. We will not accept Purchase Payments after the date of death of an Owner. We reserve the right to waive or modify any Purchase Payment limitation and to not accept any Purchase Payment. All Purchase Payments must be paid to us at the Service Center.

The minimum initial and subsequent Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. For a Non-Qualified Contract the minimum initial Purchase Payment is $5,000 and the minimum subsequent Purchase Payment is $250. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as IRAs by authorizing us to draw on your account via check or electronic debit through a Pre-Authorized Checking (PAC) Agreement. If you do not make Purchase Payments for two full years and your Contract Value falls below $2,000, then your Contract may terminate; see "B. The Accumulation Period--9. Termination of Contract."

The maximum cumulative Purchase Payments that may be made under the Contract is $5,000,000 without our approval. We will aggregate multiple Contracts you own for purposes of the $5,000,000 limitation. In addition, for Qualified Contracts, the maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract.

2. FREE LOOK PERIOD

You may examine a Contract and return it for a refund during the "free look" period. Upon receipt by us, the Contract will be cancelled and amounts refunded. If you decide to return your Contract for a refund during the free look period, please also include a letter instructing us to cancel your Contract.

STATE LAW FREE LOOK. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund also depends on the state in which the Contract is issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center.

Some states, however, require the return of all Purchase Payments. In those states, we will return the greater of Purchase Payments (less any withdrawals) or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. For these Contracts, we also will allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the free look period) to the Subaccount investing in the Goldman Sachs VIT Money Market Fund until the expiration of the free look period. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

IRA FREE LOOK. In addition to the state law free look provision described above, a 10-day free look provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities. (See APPENDIX A--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT.) If you request a refund of this type of Contract within 10 days from the date you receive the Contract, we will return the greater of Purchase Payments (less any withdrawals) made during the ten day period or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. During the

10-day period, we will allocate all or a portion of Purchase Payments made during this period to the Goldman Sachs VIT Money Market Subaccount. Upon the expiration of the 10-day period, we will allocate your Purchase Payments and make any refunds to you in accordance with the state law free look provision described above.

3. OWNERS, ANNUITANTS, AND BENEFICIARIES

Please note that naming different persons as Owner(s), Annuitant(s), and Beneficiary(ies) can have important impacts on whether a death benefit and annuity payments are paid and on whose life payments are based. Carefully consider the potential consequences under various scenarios when naming Owners, Annuitants, and Beneficiaries, and consult your agent.

BENEFICIARIES. You designate the Beneficiary. During the Accumulation Period and prior to the death of an Owner, you may change a Beneficiary at any time by sending a written change form to our Service Center. After the Annuity Date, the Beneficiary may be changed prior to the death of an Owner or the Annuitant. However, in the case of joint Owners, the surviving joint Owner is automatically the Primary Beneficiary and cannot be changed. No Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of any Beneficiary change. Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. (See "FEDERAL TAX MATTERS")

Beneficiary changes are subject to the following:

    1.  The change must be filed while you are alive;

    2.  The Contract must be in force at the time you file a change;

    3. Such change must not be prohibited by the terms of an existing assignment, Beneficiary designation, or other restriction;

    4. Such change will take effect when we receive it. However, action taken by us before the change form was received will remain in effect;

    5. The request for change must provide information sufficient to identify the new Beneficiary; and

    6. In the case of joint Owners, we will consider the designation of a Beneficiary other than the surviving joint Owner to be a Contingent Beneficiary.

In the event that all Primary Beneficiaries predecease you, we will pay the death benefit proceeds to the surviving Contingent Beneficiaries. In the event that a Contingent Beneficiary also predeceases you, we will distribute the benefits pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, we will pay the benefits to your estate.

When multiple Beneficiaries are involved, we will determine the death benefit proceeds separately for each Beneficiary when we receive a death benefit claim in good order from that Beneficiary; that is, receipt of a proper election as well as Due Proof of Death. Death benefit proceeds for each remaining Beneficiary will remain in the Separate Account until we have received a complete death benefit claim from the applicable Beneficiary. This means each Beneficiary may receive a different death benefit amount, even where all Beneficiaries have been designated so as to share equally in the proceeds.

OWNERS. You, the Owner, may exercise every option and right conferred by the Contract. Where the Contract is owned jointly, the consent of both Owners is required in order to exercise any ownership rights.

Prior to the death of an Owner, you may add, change, or remove an Owner by written request to our Service Center and with our prior approval. Adding, changing, or removing an Owner may result in certain tax consequences to you, and you should consult your tax advisor as to the tax consequences.

You must furnish information sufficient to clearly identify a new Owner to us. If we approve the change, the effective date of the change will be the date the request was signed by you, except for action taken by us prior to receiving the request. Any change is subject to the payment of any proceeds. We may require you to return the Contract to us for endorsement of a change.

ANNUITANTS. Before the Annuity Date, you may add, change, or remove an Annuitant by written request to our Service Center and with our prior approval. For Contracts with non-natural Owners, adding, changing, or removing an Annuitant may result in certain tax consequences to you, and you should consult your tax advisor as to the tax consequences. On and after the Annuity Date, you may not add, change, or remove an Annuitant. We may require you to return the Contract to us for endorsement of a change.

There must be at least one Annuitant at all times. If an Annuitant who is not an Owner dies prior to the Annuity Date, a surviving joint Annuitant, if any, will become the sole Annuitant. If there is no surviving joint Annuitant, you may name a new Annuitant. If you do not name a new Annuitant, the younger Owner will become the new Annuitant.

We will not pay a death benefit upon the death of an Annuitant unless the sole Owner is a non-natural person. We will pay a death benefit of Contract Value minus any applicable premium taxes upon a change of Annuitant if the sole Owner is a non-natural person.

Joint Annuitants are only permitted in Non-Qualified Contracts. Under Qualified Contracts, the Owner and the Annuitant generally must be the same individual.

4. ASSIGNMENT

All assignments are subject to our acceptance. Subject to state requirements, we reserve the right to refuse any assignment or other transfer of the Contract at any time on a non-discriminatory basis.

Subject to our acceptance, you may assign a Non-Qualified Contract during the Accumulation Period and prior to the death of an Owner by completing and returning our assignment form to our Service Center. No assignment is binding on us until we accept it, and we assume no responsibility for the validity of any assignment. Generally, an interest in a Qualified Contract may not be assigned.

If an assignment of the Contract is in effect on the Annuity Date, we reserve the right to pay the assignee, in one sum, that portion of the Contract Value (less any applicable premium taxes) to which the assignee appears to be entitled. Amounts payable during the Annuity Period may not be assigned or encumbered (to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations). An assignment may be a taxable event and may subject you to immediate tax liability and to a 10% tax penalty. (See "FEDERAL TAX MATTERS") You, therefore, should consult a qualified tax adviser regarding the tax consequences of an assignment.

Any claim is subject to proof of interest of the assignee. You are solely responsible for the validity or effect of any assignment.

B. THE ACCUMULATION PERIOD

1. APPLICATION OF PURCHASE PAYMENTS

You select allocation of Purchase Payments to the Subaccount(s). When you allocate Purchase Payments to a Subaccount, we credit Accumulation Units to that Subaccount based on the value of an

Accumulation Unit, as computed after we receive the Purchase Payment at our Service Center. If we receive a Purchase Payment at our Service Center before the close of business on the Valuation Date, we will credit Accumulation Units based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a Purchase Payment at our Service Center on or after the close of business on the Valuation Date, we will credit Accumulation Units based Accumulation Unit values determined at the end of the next Valuation Date.

We will credit an initial Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the Purchase Payment at our Service Center, provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment.

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed. If we receive the information sufficient to establish a Contract, we will issue the Contract and allocate the Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the missing information.

We may issue a Contract without a signed application if:

    - an agent's broker-dealer provides us with application information, electronically or in writing,

    - we receive the initial Purchase Payment, and

    - you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

If you submit your application, initial Purchase Payment, and/or subsequent Purchase Payments to your agent, we will not begin processing your purchase order until we receive the application and Purchase Payment from your agent's broker-dealer.

For each Purchase Payment, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed on the Valuation Date that we receive the Purchase Payment at our Service Center. After we determine the number of Accumulation Units credited, the number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount. We reduce the number of Accumulation Units when we assess one-twelfth of the contract fee on each Monthiversary.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

2. ACCUMULATION UNIT VALUE

We determine the value of a Subaccount on any Valuation Date by multiplying the number of Accumulation Units attributable to the Contract in the Subaccount by the applicable Accumulation Unit value for the Accumulation Units in that Subaccount on that Valuation Date.

Purchase Payments allocated and Contract Value transferred to a Subaccount are converted into Accumulation Units. We determine the number of Accumulation Units to be credited by dividing the amount allocated to the Subaccount by the Accumulation Unit value for the appropriate class of Accumulation Units of that Subaccount at the end of the Valuation Period in which the allocation or transfer occurs. When amounts are transferred out of or deducted from a Subaccount, Accumulation Units are redeemed in a similar manner.

We determine the Accumulation Unit value for each class of Accumulation Units in a Subaccount at the end of a Valuation Period by multiplying the Subaccount's "investment experience factor" for that Valuation Period by the Accumulation Unit value for that class at the end of the preceding Valuation Period. For each Subaccount, the investment experience factor reflects the investment performance of the Fund in which the Subaccount invests and the charges assessed against that Subaccount for a Valuation Period. Each Subaccount has a net investment factor for each Valuation Period which may be greater or less than one.

The investment experience factor of a Subaccount for any Valuation Period is equal to the following formula:

    1.000000 plus [(1) divided by (2)] minus (3), where:

       (1) is:

           - the net asset value per share of the Fund held in the Subaccount as of the end of the current Valuation Period; plus

           - the per share amount of any dividend or capital gain distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

           - a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

       (2) is the net asset value per share of the Fund held in the Subaccount as of the end of the preceding Valuation Period; and

       (3) is the factor representing Subaccount asset-based charges (the mortality and expense risk charge and the administration charge) for the Valuation Period.

Subject to applicable state and federal laws, we may change the methodology used to determine the investment experience factor.

3. CONTRACT VALUE

On any Valuation Date, the Contract Value equals the total of:

    - the number of Accumulation Units credited to each Subaccount, times

    - the value of a corresponding Accumulation Unit for each Subaccount.

There is no guaranteed minimum Contract Value.

4. TRANSFERS DURING THE ACCUMULATION PERIOD

During the Accumulation Period, you may transfer Contract Value among the Subaccounts at any time. However, you must request transfers in excess of $250,000 per Contract, per day, through standard United States mail. We reserve the right to require transfers into and out of one Subaccount in excess of $50,000, per Contract, per day, to also be requested through standard United States mail. We also reserve the right to limit transfers to 12 per Contract Year, although we will not include periodic transfers under the Dollar Cost Averaging or Automatic Asset Rebalancing programs when determining the number of transfers you have made in any Contract Year. All transfers are subject to our

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Disruptive Trading Procedures as well as any disruptive trading policies and procedures adopted by the Funds. (See "DISRUPTIVE TRADING")

Any transfer request must clearly specify the amount which is to be transferred and the names of the Subaccounts that are affected.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend, limit, or cancel acceptance of a third party's instructions at any time and may restrict the Subaccounts available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions to our Service Center that specify in detail the requested changes. Transfers will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. If we receive a transfer request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a transfer request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date. If you or your authorized representative call us to request a telephone transfer but have not given instructions to us prior to the close of business on the Valuation Date, even if due to our delay in answering your call, we will consider your telephone transfer request to be received after the close of business on the Valuation Date.

We may suspend, modify or terminate the transfer provisions. If you submit a request for a transfer that is no longer permitted, we will notify you in writing that the transaction is not permissible.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

5. DISRUPTIVE TRADING

The Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of a Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect a Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners and other persons who may have an interest in the Contract (E.G. Annuitants and Beneficiaries).

In order to protect our Contract Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

    - the investment objectives and/or size of the Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

If we determine you are engaged in disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners (or others having an interest in the Contract). Our restrictions may take various forms, but under our current Disruptive Trading Procedures will include loss of telephone, fax, overnight mail, or Internet transfers. This means that we would accept only written transfer requests with an original signature transmitted to us at our Service Center and only by standard United States mail. We may also restrict the transfer privileges of others acting on your behalf, including your agent or an asset allocation or investment advisory service. We may also limit the number of transfers you may make during a calendar year and we may limit the number of times you may transfer Contract Value into particular Subaccounts during a calendar year. Subject to the terms of the Contract, we reserve the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Funds. We will reverse any transactions inadvertently processed in contravention of our restrictions within two days of the date the inadvertently processed transaction occurred.

Our Disruptive Trading Procedures may vary among the Subaccounts. Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If a Fund refuses a transfer request from us, we may not be able to effect certain allocations or transfers that a Contract Owner has requested. Some Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

The Funds may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. You should be aware that we currently may not have the contractual obligation or the operational capacity to apply the Funds' excessive trading policies and procedures. However, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the Fund.

You should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our Contract Owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, our ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, we cannot provide assurances that our Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by us, historical practices or actions, litigation, or certain regulatory restrictions may limit our ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among Subaccounts available to retirement plan participants.

6. WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD

You may make a partial withdrawal subject to the restrictions set forth below. You also may withdraw all of the Contract Value, less any applicable premium taxes, and surrender the Contract. You should carefully consider taking partial withdrawals or surrendering your Contract, as the following may apply:

    - Withdrawals and surrenders may be subject to federal and state income tax and a 10% penalty tax. (See "FEDERAL TAX MATTERS")

    - Partial withdrawals reduce your Contract Value and your death benefit. (See "DEATH BENEFIT")

    - Your ability to withdraw or surrender may be limited by the terms of a qualified plan such as Section 403(b) plans. (See "FEDERAL TAX MATTERS")

    - We may assess premium taxes on partial withdrawals and surrenders. (See "STATE PREMIUM TAXES")

Election to withdraw (including the withdrawal amount) shall be made in writing to us at our Service Center and should be accompanied by the Contract if surrender is requested. The Contract Value, less any applicable premium taxes, is determined on the basis of the Accumulation Unit values calculated after we receive the request. If we receive a withdrawal or surrender request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a withdrawal or surrender request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting

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a withdrawal, transfer, or surrender, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer, or plan sponsor, any plan administrator or recordkeeper, and other product providers.

The surrender rights of Owners who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted. A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. Participants in the Texas Optional Retirement System may transfer their Contract Value, less any applicable premium taxes, to another approved provider as permitted under the Texas Optional Retirement System. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures. Please note that the ORP does not restrict transfers within a Contract, and thus participants are permitted to make transfers of Contract Value among the Subaccounts.

7. DEATH BENEFIT

If an Owner dies before the Annuity Date, the death benefit will be equal to the Contract Value, less any applicable premium taxes, on the Valuation Date we receive Due Proof of Death. This means that the death benefit may be less than the amount of Purchase Payments made under the Contract.

If you make a withdrawal under your Contract, this withdrawal will reduce the amount of your Contract Value on a dollar-for-dollar basis, and therefore the death benefit that would otherwise be payable will be reduced by the amount of the withdrawal.

Payment of the death benefit may be subject to federal and state income tax. (See "FEDERAL TAX MATTERS")

PAYMENT OF DEATH BENEFIT

If there is only one Owner under the Contract, we will pay the death benefit to the Beneficiary upon the death of such Owner before the Annuity Date. Upon the death of a joint Owner before the Annuity Date, we will pay the death benefit to the surviving joint Owner. We will pay the death benefit upon the first to die of any joint Owners.

We will pay the death benefit to the Beneficiary (or joint Owner, if applicable) after we receive Due Proof of Death. We will then have no further obligation under the Contract. The Valuation Date on which we receive all required paperwork is the date the Contract is tendered for redemption and the date for calculation of the benefits. If we receive Due Proof of Death at our Service Center before the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a Due Proof of Death at our Service Center on or after the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of the next Valuation Date.

When multiple Beneficiaries are involved, we will determine the death benefit proceeds separately for each Beneficiary when we receive a death benefit claim in good order from that Beneficiary, that is, receipt of a proper election as well as Due Proof of Death. Death benefit proceeds for each remaining Beneficiary will remain in the Separate Account until we have received a complete death benefit claim from the applicable Beneficiary. This means each Beneficiary may receive a different death benefit amount, even where all Beneficiaries have been designated so as to share equally in the proceeds.

The death benefit may be paid in a lump sum. The Beneficiary (or any surviving joint Owner) may defer this sum for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary or the surviving joint Owner, as the case may be, may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's (or the surviving joint Owner's) life expectancy; or Annuity Option 2 or 3 based upon the life expectancy of the

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Beneficiary provided with respect to Annuity Option 3 that such life expectancy exceeds the certain period of ten years. (See "THE ANNUITY PERIOD" for a description of the Annuity Options.) The Beneficiary (or the surviving joint Owner) must make this election within 60 days of the time we receive Due Proof of Death, and distribution under these Annuity Options must commence within one year of the date of death.

If the Beneficiary is not a natural person the entire death benefit must be distributed within five years of your death.

If your spouse is the only Primary Beneficiary when you die, your surviving spouse may elect to be the successor Owner of the Contract by completing the spousal continuation section of the claim form submitted with Due Proof of Death. The date of continuance of the Contract will be the Valuation Date we receive Due Proof of Death. Your surviving spouse will become the Annuitant if no Annuitant is living at the time of your death. Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs. However, the right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

If your surviving spouse elects to become the successor Owner of the Contract on your death, thereby waiving claim to the death benefit that is otherwise payable, we will not pay out a death benefit on your death. Any subsequent spouse of the surviving spouse will not be entitled to continue the Contract upon the death of your surviving spouse.

If any Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

In all events, we will pay or apply the Contract's death benefit in accordance with Sections 72(s) or 401(a)(9) of the Code, as applicable.

8. TELEPHONE AND FACSIMILE TRANSACTIONS

We currently permit requests for transfers to be submitted by telephone by calling 1-800-457-8803. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. We also currently permit requests for certain financial transaction to be submitted by facsimile at 1-785-228-4539. We reserve the right to discontinue telephone and/or facsimile requests at any time.

We will employ reasonable procedures to determine that these transactions are genuine. There are risks associated with telephone and facsimile transactions that do not occur if an original handwritten request is submitted. Anyone authorizing or making telephone or facsimile requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone or facsimile requests that we believe are genuine. We may record telephone requests.

Also, telephone and facsimile transactions may not always be available, and telephone and facsimile systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons (such as natural disasters, man-made disasters, or simply because of a high number of calls or facsimiles (which is likely to occur during periods of high market turbulence)). These outages or slowdowns may prevent or delay our receipt and/or processing of your request. If you are experiencing problems, you should make your request in writing to our Service Center.

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9. TERMINATION OF CONTRACT

The Contract will terminate upon the earliest of:

    - upon payment of the death benefit proceeds in a lump sum;

    - upon the last annuity payment of death benefit proceeds or annuitization proceeds; or

    - the Valuation Date we receive at our Service Center your request to surrender your Contract.

Prior to the Annuity Date, we also may terminate your Contract and pay you the Contract Value in one sum if:

    - You have not made any Purchase Payments for two full years; and

    - Your Contract Value is less than $2,000 at the end of such two-year period; and

    - The sum of all of your Purchase Payments made under the Contract, less any withdrawals, is less than $2,000 at the end of such two-year period; and

    - We notified you in writing that your Contract is inactive and subject to termination, and six months following the date of this notice you have not made any Purchase Payments to increase either your Contract Value or the sum of all of your Purchase Payments (less any withdrawals) to $2,000.

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                         CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

    - mortality and expense risk charge;

    - administration charge;

    - contract fee; and

    - premium tax.

There are no sales charges or sales loads associated with the Contract.

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See "THE FUNDS") Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

The fees and charges we deduct under the Contract may result in a profit to us.

A. ASSET-BASED CHARGES

1. MORTALITY AND EXPENSE RISK CHARGE

During the Accumulation Period, we deduct a daily charge from your Contract Value equal to 0.60%, on an annual basis, of Contract Value. The mortality and expense risk charge reimburses us for mortality and expense risks. Our mortality risk arises from our obligation to continue making annuity payments to the Owner for the entire life of the Annuitant under Annuity Options involving life contingencies. We assume the risk that Annuitants will live beyond actuarial life expectancies. We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs, and costs of other services may exceed the mortality and expense risk charge.

We expect to profit from the mortality and expense risk charge. We may use any profits for any lawful purpose including covering distribution costs.

2. ADMINISTRATION CHARGE

During the Accumulation Period, we deduct a daily charge from your Contract Value equal to 0.15%, on an annual basis, of Contract Value. The administration charge reimburses us for expenses incurred for administering the Contracts. These expenses include your inquiries, changes in allocations, reports to you, Contract maintenance costs, and data processing costs. The administration charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of the particular Contract.

B. CONTRACT FEE

During the Accumulation Period, we deduct a contract fee from your Contract Value on each Monthiversary that is equal to $30 on an annual basis. We will waive this fee if your Contract Value is $50,000 or more as of any Monthiversary we would otherwise deduct the fee. We deduct this fee pro-rata from the Subaccounts in which you invest in proportion to the Contract Value each Subaccount bears to the total Contract Value. We do not assess the contract fee upon surrender, annuitization, or death.

The contract fee reimburses us for expenses incurred in establishing and maintaining Contract records.

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C. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES

Each Fund's net asset value reflects the deductions of investment management fees, Rule 12b-1 fees (if applicable), and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the prospectuses for the Funds' statements of additional information.

D. STATE PREMIUM TAXES

Certain state and local governments impose a premium tax currently ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we will deduct the amount paid from:

    - Purchase Payments when we receive them; and/or

    - Partial withdrawals or full surrender; and/or

    - The death benefit; and/or

    - Contract Value applied to an Annuity Option at the time annuity payments start.

See "APPENDIX A--STATE PREMIUM TAX CHART" in the Statement of Additional Information.

E. REDUCTION OR ELIMINATION OF CERTAIN CHARGES

We may reduce or eliminate the mortality and expense risk charge, the administration charge, and/or the contract fee and/or vary the time periods in which such charges apply if we anticipate lower administrative expenses and/or sales expenses for certain Contracts. These reductions or eliminations may be for Contracts purchased by employees and registered representatives of any broker-dealer which has entered into a selling agreement with us to sell the Contract, our employees or those of our affiliates (including employees of Goldman Sachs), officers, directors, trustees, and employees of any of the Funds or the investment advisers or sub-advisers of any of the Funds, and the spouses of and immediate family members (E.G., children, siblings, parents, and grandparents) residing in the same household with such eligible persons.

These reductions or eliminations also may be for Contracts sold in connection with certain group or sponsored arrangements. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

In determining whether a particular Contract or group or sponsored arrangement qualifies for a reduced or eliminated charge or fee, we will consider among other factors:

    - the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

    - the total amount of Purchase Payments to be received and the method in which they will be remitted;

    - any prior or existing relationship with us;

    - the level of commission paid to selling broker-dealers;

    - the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced;

    - the frequency of projected surrenders or distributions; and

    - any other circumstances that reduce administrative and/or sales expenses.

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We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement, if applicable. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

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                               THE ANNUITY PERIOD

Annuity Payments will be made to you, unless you direct otherwise. Contracts may be fully annuitized under one of several Annuity Options, which are available on a fixed basis. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. You may annuitize any time on or after your first Contract Anniversary. Annuity payments will begin on the Annuity Date under the Annuity Option you select. You may write to us during the Accumulation Period to request a change of the Annuity Date. Subject to state variation, the Annuity Date may not be later than the Valuation Date on or next following the later of: (1) ten years from the Date of Issue; or (2) the first day of the month following the month in which the Annuitant attains age 99. In the case of joint Annuitants, we will refer to the age of the older Annuitant. (See "FEDERAL TAX MATTERS, 1. TAX DEFERRAL DURING ACCUMULATION PERIOD, DELAYED ANNUITY DATES".) We do not permit partial annuitization.

A. ANNUITY PAYMENTS

On the Annuity Date, we will transfer your Contract Value on the Annuity Date, less any applicable premium taxes, to our General Account. To determine the first fixed annuity payment, we apply an annuity factor for the Annuity Option that you selected to this value. Each annuity payment will be equal to the first regardless of investment, mortality or expense experience, unless the Annuity Option selected specifies that there is to be a reduction in payments after the death of an Annuitant.

The amount of the first guaranteed annuity payment depends on:

    - the selected Annuity Option; and

    - the interest rate and mortality assumption (for Annuity Options 2, 3, 4, and 5) (see "BASIS OF ANNUITY OPTIONS"); and

    - for Annuity Options 2, 3, 4, and 5, the age and gender of the Annuitant;
     and

    - the Contract Value, less any applicable premium taxes, on the Annuity Date; and

    - the frequency of annuity payments.

The age of the Annuitant influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. Unless prohibited under state law and excluding certain employee plans, the sex of the Annuitant also influences the amount of periodic payments, where males are expected to have a shorter life span than females, also resulting in larger payments.

Annuity payments are subject to our financial strength and claims-paying ability.

B. ANNUITY OPTIONS

You may elect one of the Annuity Options. We must receive an election of an Annuity Option in writing at our Service Center at least 15 calendar days before the Annuity Date. If no Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below if there is one Annuitant on the Annuity Date or under Option 5 if there are joint Annuitants on the Annuity Date. You may change an Annuity Option before the Annuity Date. You cannot change an Annuity Option after the first annuity payment is made. We reserve the right to add additional Annuity Options in the future.

We will cancel any election of an Annuity Option if, before the Annuity Date, there is: 1) a subsequent change of Beneficiary, or 2) an assignment of the Contract unless the assignment provides otherwise.

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The Annuity Option selected must result in an initial payment that is at least equal to our minimum payment, according to our rules, at the time the Annuity Option is chosen. If the selected Annuity Option does not produce an initial payment which meets this minimum, we reserve the right to decrease the payment frequency to quarterly, semi-annually, or annually to meet this minimum, or to make a single lump sum payment.

If you die before the Annuity Date, the Annuity Options available to the Beneficiary are limited. The Annuity Options available are:

    - Option 2 over the lifetime of the Beneficiary; or

    - Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least ten years as of the date that he or she elects Option 1 or Option 3.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

OPTION 1--INCOME FOR SPECIFIED PERIOD

Option 1 provides an annuity payable monthly for ten years. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 2--LIFE INCOME

Option 2 provides for an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible for you to receive only one payment if the Annuitant dies prior to the date the second payment was due.

OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED

Option 3 provides an annuity payable monthly for a certain period of ten years and thereafter during the Annuitant's lifetime. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 4--JOINT AND SURVIVOR ANNUITY

Option 4 provides an annuity payable monthly while both Annuitants are living. Upon either Annuitant's death, the monthly income payable continues over the life of the surviving Annuitant at 100% of the original payment. At the time the Annuity Option is chosen, we may offer other percentages of the original payment that continue over the life of the surviving Annuitant. Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received. Thus, it is possible for you to receive only one payment if both Annuitants die prior to the date the second payment was due.

OPTION 5--JOINT AND SURVIVOR ANNUITY WITH INSTALLMENTS GUARANTEED

Option 5 provides an annuity payable monthly for a certain period of ten years and thereafter while either Annuitant is alive. If you must take required minimum distributions from a Qualified Contract,

                                       37
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consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

When you are choosing an Annuity Option, you should consider that:

    - for younger Annuitants, selecting Option 2--Life Income, might result in smaller monthly payments than selecting Option 1--Income for Specified Period; for older Annuitants, selecting Option 2--Life Income, might result in larger monthly payments than selecting Option 1--Income for Specified Period.

    - selecting Option 2 means payments terminate automatically and immediately upon the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible that only one payment will be received if death occurred prior to the date the second payment was due.

    - selecting Option 3--Life Income with Installments Guaranteed, will result in smaller monthly payments than selecting Option 2--Life Income; however, the Owner or Beneficiary may receive more payments under Option 3 if the Annuitant dies before the end of the certain period

    - selecting Option 4--Joint and Survivor Annuity, will result in smaller monthly payments than selecting Option 2--Life Income.

    - selecting Option 4 means payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received. Thus, it is possible that only one payment will be received if both Annuitants die prior to the date the second payment was due.

In lieu of monthly payments, you may request quarterly, semi-annual, or annual payments, with our prior approval.

C. BASIS OF ANNUITY OPTIONS

Your Contract will contain tables for each Annuity Option that show the guaranteed monthly payment for each $1,000 applied to an Annuity Option. The guaranteed monthly payments are based on an interest rate of 1.50% per year and, where mortality is involved, the "Annuity 2000 Table" developed by the Society of Actuaries projected using 200% of Scale G to the year 2030. We may offer annuity rates that are more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

D. DEATH PROCEEDS DURING THE ANNUITY PERIOD

If the Annuitant (or surviving joint Annuitant) dies during the Annuity Period, we will automatically continue any unpaid installments for the remainder of the certain period under Annuity Options 1, 3 or 5.

If an Owner, who is not also an Annuitant, dies after the Annuity Date, the following provisions apply:

    - If the Owner was the sole Owner, the remaining annuity payments will be payable to the Beneficiary in accordance with the provisions described above. The Beneficiary will become the Owner of the Contract.

    - If the Contract has joint Owners, the annuity payments will be payable to the surviving joint Owner in accordance with the provisions described above. Upon the death of the surviving joint Owner, the Beneficiary becomes the Owner.

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E. PROTECTION OF BENEFITS

Unless otherwise provided in the supplementary agreement, the Owner may not commute, anticipate, assign, alienate or otherwise hinder the receipt of any annuity payment. Further, the proceeds of the Contract and any payment under an Annuity Option will be exempt from the claim of creditors and from legal process to the extent permitted by law.

F. AGE, GENDER AND SURVIVAL

We may require satisfactory evidence of the age, gender and the continued survival of any Annuitant.

If the Annuitant's age or gender has been misstated, the amount payable under the Contract will be recalculated based on the correct age or gender. Subject to state variation, interest of 3% will be charged to any overpayment or credited to any underpayment against future payments we may make under the Contract.

In 1983, the United States Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. Unless prohibited under state law and excluding employee plans affected by NORRIS, the Contracts offered by this Prospectus are based upon actuarial tables that distinguish between men and women, and thus the Contract provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related benefits program before purchasing the Contract. Where required by state law, or upon request of an employer or employee organization in connection with an employee plan, we may issue a Contract with annuity benefits based on female mortality rates, regardless of the sex of the Annuitant.

                          PAYMENTS TO CONTRACT OWNERS

Generally, we will make any death benefit, withdrawal, surrender, or annuity payment to you or effect any transfer within seven days after the Valuation Date we receive your proper request at our Service Center. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules, or regulations.

We may suspend or defer payments or transfers involving any Subaccount:

    - during any period when the New York Stock Exchange is closed;

    - when trading is restricted or the SEC determines an emergency exists; or

    - as the SEC by order may permit.

We also may defer any annuity payment from our General Account for the period permitted by law.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block your ability to make certain transactions and thereby refuse to accept any Purchase Payment or requests for transfers, withdrawals, surrenders, annuitization, or the death benefit, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

If you have submitted a recent check or draft that has not cleared through the banking system, we have the right to defer payment of a transfer, death benefit, withdrawal, surrender, or annuity payment until such check or draft has been honored.

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                              FEDERAL TAX MATTERS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

    - the Contract must be owned by an individual;

    - Separate Account investments must be "adequately diversified";

    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

    - certain Contracts acquired by a decedent's estate due to the death of the decedent;

    - certain Qualified Contracts;

    - certain Contracts used with structured settlement agreements; and

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    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

PUBLICLY-AVAILABLE FUNDS. Several of the Funds offered through the Separate Account are also available to the general public The IRS has ruled that investing in mutual funds shares that are "publicly-available," i.e., shares of mutual finds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with the investment control restrictions described in the previous paragraph. The IRS has ruled that most types of qualified contracts are not subject to the restrictions against investing in publicly-available mutual funds. We therefore believe that Qualified Contracts (other than those issued in connection with non-government 457 plans) may invest in publicly-available funds and remain exempt from current taxation until amounts are distributed or deemed to be distributed from the Contract. However, if a Non-Qualified Contract invests in Publicly-Available Funds, it will not be treated as an annuity contract for federal income tax purposes. For this purpose, a Contract purchased in connection with a non-government sponsored 457 plan is treated as a Non-Qualified Contract.

Accordingly, the Publicly-Available Funds under the Separate Account are intended only for Qualified Contracts. While we have established controls to avoid having a Non-qualified Contract invest in the Publicly- Available Funds, the Owner of a Non-Qualified Contract is responsible for ensuring that such an investment does not occur.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person

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designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.

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3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

    - if distributed in a lump sum is taxed like a full withdrawal; or

    - if distributed under an Annuity Option is taxed like annuity payments.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

    - received on or after you reach age 59 1/2;

    - received due to your disability;

    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;

    - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

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7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

8. PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the

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calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    - received after you reach age 59 1/2;

    - received after your death or because of your disability; or

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

    - Roth IRA contributions are never deductible;

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    - "qualified distributions" from a Roth IRA are excludable from income;

    - mandatory distribution rules do not apply before death;

    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;

    - special eligibility requirements apply; and

    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

    - earnings on those contributions; and

    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

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For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements and decline requests that are not.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

    - minimum distributions required under Section 401(a)(9) of the Code;

    - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

    - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

1. FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate.

                                       47
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Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

2. GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

3. MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

4. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

5. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

6. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

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7. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                           DISTRIBUTION OF CONTRACTS

The Contracts are distributed through the principal underwriter for the Separate
Account:

                     EPOCH SECURITIES, INC. ("DISTRIBUTOR")
       MAILING ADDRESS: 30 HUDSON ST., 27TH FLOOR, JERSEY CITY, NJ 07032
              132 TURNPIKE ROAD, SUITE 210, SOUTHBOROUGH, MA 01772

The Distributor is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. We reimburse the Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including: advertising expenses and other expenses of distributing the Contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

SELLING FIRMS. We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions and some form of non-cash compensation. Selected selling firms may receive additional compensation, including marketing allowances, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments, if any, are not charged directly to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. The maximum commission payable for Contract sales by selling firms is trail commissions up to 0.50% of Contract Value on an annual basis for so long as the Contract remains in effect or as agreed in the selling agreement. Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative sales of our variable insurance contracts (including the Contracts). Persistency payments are periodic payments based on contract values of our variable insurance contracts (including Contract Values of the Contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the Contracts in selling firms' marketing programs, which may include marketing services and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

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The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

                                 VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered or made available to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. It is important that each Owner provide voting instructions to us because we vote all Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before the Annuity Date, surrender, or the death of an Owner.

                    REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount. In addition, if you transfer amounts among the Subaccounts or make additional Purchase Payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds that underlie the Subaccounts in which you invest and a list of the securities held by that Fund. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at 1-800-457-8803. You will also be able to access your account information from our website at https://cwannuity.se2.com.

You may direct inquiries to the selling agent or may call or write to us at our Service Center.

                             DOLLAR COST AVERAGING

Under our Dollar Cost Averaging ("DCA") program, a predesignated portion of any Subaccount is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts. If you elect this program, you cannot elect Automatic Asset Rebalancing. There is no charge associated with our DCA program.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps

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reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount that does not maintain a stable net asset value are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed. If you choose to participate in this program you should have the financial ability to continue making transfers through periods of fluctuating markets.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

    - the number of designated monthly transfers has been completed;

    - Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred;

    - we receive your written termination at our Service Center at least five business days before the next transfer date; or

    - the Contract is surrendered or annuitized.

                          AUTOMATIC ASSET REBALANCING

We currently offer Automatic Asset Rebalancing on a monthly, quarterly, semi-annual, or annual basis. If you elect this program, you cannot elect Dollar Cost Averaging. There is currently no charge for this service.

Under Automatic Asset Rebalancing, we will allocate your Purchase Payments and rebalance your Contract Value monthly, quarterly, semi-annually, or annually to maintain the particular percentage allocation among the Subaccounts that you select based on your investment goals and risk tolerance. Rebalancing of your Contract Value will occur on the initial rebalancing date you select and then each rebalancing date thereafter. The initial date you select cannot be earlier than 30 days from the Date of Issue. If based on your selected date, rebalancing would occur on a date that is not a Valuation Date, the rebalancing will occur on the Valuation Date following your selected date. You may change the frequency of Automatic Asset Rebalancing at any time.

We perform this periodic rebalancing to take account of:

    - increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

    - increases and decreases in Contract Value in each Subaccount due to withdrawals, transfers, and Purchase Payments.

You may elect Automatic Asset Rebalancing at any time on or after the Date of Issue by submitting a written request to our Service Center. If you elect Automatic Asset Rebalancing, you must include all Contract Value in the program. We allocate all Purchase Payments paid under an automatic investment

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feature and, unless you instruct us otherwise, all other Purchase Payments in accordance with the particular percentage allocation among the Subaccounts that you have selected. The percentages that you select under Automatic Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Purchase Payments. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. We reserve the right to make changes to this program at any time.

                           SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. WITHDRAWALS TAKEN UNDER THE SWP MAY BE SUBJECT TO PREMIUM TAXES, THE 10% TAX PENALTY ON EARLY WITHDRAWALS, AND INCOME TAXES AND WITHHOLDING. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us. The SWP automatically terminates if a withdrawal would reduce the Contract Value below $2,000. There is no charge associated with the SWP.

                          GENERAL CONTRACT PROVISIONS

A.  CONTRACT MODIFICATION

We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. Only our President, Vice President, Secretary, or Assistant Secretaries may change the Contract. No one else has authority to modify or waive any provision of the Contract. Any change must be in writing. At any time, we may make such changes to the Contract, without your consent, as required to make it conform with any law, regulation, or ruling issued by a government agency. We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.

B.  ENTIRE CONTRACT

The Contract, any written application attached to the Contract, and any endorsements and riders constitute the entire contract between the parties. All statements made in any attached application are deemed representations and not warranties. No statement will void the Contract or be used as a defense of a claim unless it is contained in an attached application.

C.  INCONTESTABILITY

We cannot contest the Contract.

D.  NON-PARTICIPATING

The Contract does not pay dividends. It will not share in our surplus or earnings.

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                               LEGAL PROCEEDINGS

There are no legal proceedings to which we, the Separate Account or the Distributor is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the Distributor to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

             TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Experts; Financial Statements; Appendix A State Premium Tax Chart. Please read the Statement of Additional Information in conjunction with this Prospectus.

                              FINANCIAL STATEMENTS

Financial Statements for Commonwealth Annuity and for the Separate Account are included in the Statement of Additional Information.

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                                   APPENDIX A

            COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY DEFERRED VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

The Contract is intended to meet the requirements of Section 408(b) of the Code,
Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

2.  The Contract must be nontransferable by the Owner.

3.  The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "Required Distributions"). However,
Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

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If you die on or after the date required minimum distributions under
Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your Beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

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D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under
Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,000 for 2012. After 2012, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $12,000 for 2012 ($5,000 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

    a.  The maximum annual contribution, or

    b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

    JOINT RETURNS: $92,000-$112,000

    SINGLE TAXPAYERS: $58,000-$68,000

The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $173,000 and $183,000. These amounts may be indexed for cost of living increases in future years.

To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional

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IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

E. SEP IRAS

1.  SEP IRA rules concerning eligibility and contributions are governed by Code
Section 408(k). The maximum deductible employer contribution for a SEP IRA is the lesser of $50,000 (may be indexed for cost-of-living increases in future years) or 25% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

3. If a SEP IRA allows Non-SEP contributions, an employee can make tax-deductible contributions up to the maximum IRA limit (generally $5,000 or $6,000, depending upon age).

F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $11,500 for 2011. After 2011, the limit may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $245,000 of compensation, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (I.E., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

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4.  You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAS

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. We reserve the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

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J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

"Adjusted gross income" is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. If you are not covered by a retirement plan at work and you are married filing jointly, your contribution limits begin to phase out at $173,000 of modified adjusted gross income and no contributions are allowed above $183,000. If you are married filing separately and lived with your partner at least some of the year, your contribution limits begin to phase out at $0 and no contributions are allowed above $10,000. For other filers, contribution limits begin to phase out at $110,000 of and no contributions are permitted above $125,000. These amounts may be indexed for cost of living increases in future years.

A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA. Beginning in 2010, adjusted gross income and filing status limitations on Roth IRA conversions no longer apply.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. Income from a conversion in 2010 can be recognized one-half in 2011 and one-half in 2012, rather than all in 2010.

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3.  TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. SEPARATE ROTH IRAS--Due to the complexity of the tax laws may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

    1.  To amounts that are rolled over or transferred tax free;

    2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

    3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

    4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

    5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth

IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. We deduct a daily charge from your Contract Value currently equal to 0.75%, on an annual basis, of Contract Value.

2. During the Accumulation Period, we deduct a monthly contract fee from your Contract Value equal to $30, on an annual basis, if the Accumulated Value is less than $50,000.

3. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "B.--The Accumulation Period--2. Accumulation Unit Value."

4. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

                                   APPENDIX B

                        CONDENSED FINANCIAL INFORMATION

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                    COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

The following table list the Condensed Financial Information of Accumulation Unit values for Accumulation Units outstanding under the Contracts as of December 31, 2011.

                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.135      1.067     1.000
  End of Period.............................................    1.205      1.135     1.067
Number of Units Outstanding at End of Period (in                3.389        N/A       N/A
  thousands)................................................

GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.358      1.190     1.000
  End of Period.............................................    1.372      1.358     1.190
Number of Units Outstanding at End of Period (in                0.302        N/A       N/A
  thousands)................................................

GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND (SERVICE
  SHARES)
  (NO INFORMATION IS AVAILABLE BECAUSE THE FUND DID NOT
  BEGIN OPERATIONS UNTIL AFTER DECEMBER 31, 2011)
Unit Value:
  Beginning of Period.......................................      N/A        N/A       N/A
  End of Period.............................................      N/A        N/A       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.077      1.032     1.000
  End of Period.............................................    1.136      1.077     1.032
Number of Units Outstanding at End of Period (in                0.221        N/A       N/A
  thousands)................................................

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.105      1.000       N/A
  End of Period.............................................    1.053      1.105       N/A
Number of Units Outstanding at End of Period (in                2.990        N/A       N/A
  thousands)................................................

GOLDMAN SACHS VIT LARGE CAP VALUE FUND SERVICE SHARES
  (EFFECTIVE APRIL 30, 2010, THIS FUND CHANGED ITS NAME FROM
  THE GOLDMAN SACHS VIT GROWTH AND INCOME FUND (SERVICE
  SHARES))
Unit Value:
  Beginning of Period.......................................    1.303      1.184     1.000
  End of Period.............................................    1.199      1.303     1.184
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS VIT MID CAP VALUE FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.535      1.240     1.000
  End of Period.............................................    1.423      1.535     1.240
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
GOLDMAN SACHS VIT MONEY MARKET FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    0.989      0.997     1.000
  End of Period.............................................    0.982      0.989     0.997
Number of Units Outstanding at End of Period (in               12.549      0.051       N/A
  thousands)................................................

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS FUND CHANGED ITS NAME FROM
  THE GOLDMAN SACHS VIT CAPITAL GROWTH FUND (SERVICE
  SHARES))
Unit Value:
  Beginning of Period.......................................    1.303      1.188     1.000
  End of Period.............................................    1.256      1.303     1.188
Number of Units Outstanding at End of Period (in                3.129      1.372       N/A
  thousands)................................................

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................               1.177     1.000
  End of Period.............................................    1.083      1.286     1.177
Number of Units Outstanding at End of Period (in                5.648      0.704       N/A
  thousands)................................................

GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.......................................    1.580      1.226     1.000
  End of Period.............................................    1.574      1.580     1.226
Number of Units Outstanding at End of Period (in                  N/A      0.293       N/A
  thousands)................................................

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.......................................    1.040      1.000       N/A
  End of Period.............................................    1.073      1.040       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period.......................................    1.031      1.000       N/A
  End of Period.............................................    1.088      1.031       N/A
Number of Units Outstanding at End of Period (in                0.959        N/A       N/A
  thousands)................................................

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period.......................................    1.051      1.000       N/A
  End of Period.............................................    0.840      1.051       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period.......................................    1.185      1.000       N/A
  End of Period.............................................    1.226      1.185       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period.......................................    1.060      1.000       N/A
  End of Period.............................................    0.962      1.060       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.082      1.000       N/A
  End of Period.............................................    1.044      1.082       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.100      1.000       N/A
  End of Period.............................................    1.074      1.100       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.050      1.000       N/A
  End of Period.............................................    1.048      1.050       N/A
Number of Units Outstanding at End of Period (in                3.967        N/A       N/A
  thousands)................................................

FIDELITY VIP FREEDOM INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.140      1.071     1.000
  End of Period.............................................    1.147      1.140     1.071
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2005 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.053      1.000       N/A
  End of Period.............................................    1.044      1.053       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2010 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.064      1.000       N/A
  End of Period.............................................    1.051      1.064       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2015 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.063      1.000       N/A
  End of Period.............................................    1.050      1.063       N/A
Number of Units Outstanding at End of Period (in                1.323      0.738       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2020 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.072      1.000       N/A
  End of Period.............................................    1.050      1.072       N/A
Number of Units Outstanding at End of Period (in                1.320      0.453       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2025 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.078      1.000       N/A
  End of Period.............................................    1.045      1.078       N/A
Number of Units Outstanding at End of Period (in                5.872      3.034       N/A
  thousands)................................................

                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
FIDELITY VIP FREEDOM 2030 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.080      1.000       N/A
  End of Period.............................................    1.042      1.080       N/A
Number of Units Outstanding at End of Period (in                1.387      6.349       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2035 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.085      1.000       N/A
  End of Period.............................................    1.031      1.085       N/A
Number of Units Outstanding at End of Period (in                4.157      2.127       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2040 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.086      1.000       N/A
  End of Period.............................................    1.031      1.086       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2045 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.087      1.000       N/A
  End of Period.............................................    1.029      1.087       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2050 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.089      1.000       N/A
  End of Period.............................................    1.025      1.089       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.120      1.000       N/A
  End of Period.............................................    1.132      1.120       N/A
Number of Units Outstanding at End of Period (in                0.459        N/A       N/A
  thousands)................................................

FIDELITY VIP INDEX 500 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.067      1.000       N/A
  End of Period.............................................    1.078      1.067       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.513      1.183     1.000
  End of Period.............................................    1.338      1.513     1.183
Number of Units Outstanding at End of Period (in                5.175      0.613       N/A
  thousands)................................................

FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.131      1.000       N/A
  End of Period.............................................    0.928      1.131       N/A
Number of Units Outstanding at End of Period (in                  N/A      0.389       N/A
  thousands)................................................

                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
FIDELITY VIP STRATEGIC INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.210      1.115     1.000
  End of Period.............................................    1.254      1.210     1.115
Number of Units Outstanding at End of Period (in                8.795      0.042       N/A
  thousands)................................................

FT VIP FRANKLIN INCOME SECURITIES FUND (CLASS 2)
Unit Value:                                                     1.062      1.000       N/A
  Beginning of Period.......................................    1.079      1.062       N/A
  End of Period.............................................
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.525      1.199     1.000
  End of Period.............................................    1.457      1.525     1.199
Number of Units Outstanding at End of Period (in                2.657      0.621       N/A
  thousands)................................................

FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.053      1.000       N/A
  End of Period.............................................    1.015      1.053       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.043      1.000       N/A
  End of Period.............................................    1.024      1.043       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FT VIP TEMPLETON GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.050      1.000       N/A
  End of Period.............................................    0.970      1.050       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND (SERIES II
  SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS FUND CHANGED ITS NAME FROM
  THE INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES II
  SHARES) AND NO INFORMATION IS PRESENTED BECAUSE THE FUND
  WAS NOT AVAILABLE UNDER THE CONTRACT UNTIL AFTER
  DECEMBER 31, 2011)
Unit Value:
  Beginning of Period.......................................      N/A        N/A       N/A
  End of Period.............................................      N/A        N/A       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

INVESCO V.I. CORE EQUITY FUND (SERIES II SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS FUND CHANGED ITS NAME FROM
  THE AIM V.I. CORE EQUITY FUND (SERIES II SHARES))
Unit Value:
  Beginning of Period.......................................    1.035      1.000       N/A
  End of Period.............................................    1.024      1.035       N/A
Number of Units Outstanding at End of Period (in                3.985        N/A       N/A
  thousands)................................................

                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES II SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS FUND CHANGED ITS NAME FROM
  THE AIM V.I. GLOBAL HEALTH CARE FUND (SERIES II SHARES))
Unit Value:
  Beginning of Period.......................................    1.021      1.000       N/A
  End of Period.............................................    1.041      1.021       N/A
Number of Units Outstanding at End of Period (in               59.054        N/A       N/A
  thousands)................................................

INVESCO V.I. LEISURE FUND (SERIES II SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS FUND MERGED INTO THE
  INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES II
  SHARES), WHICH WAS THEN RENAMED THE INVESCO VAN
  KAMPEN V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES) ON
  APRIL 30, 2012)
Unit Value:
  Beginning of Period.......................................    1.067      1.000       N/A
  End of Period.............................................    1.017      1.067       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

JANUS ASPEN ENTERPRISE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.149      1.000       N/A
  End of Period.............................................    1.122      1.149       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

JANUS ASPEN FORTY PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.024      1.000       N/A
  End of Period.............................................    0.946      1.024       N/A
Number of Units Outstanding at End of Period (in                4.703        N/A       N/A
  thousands)................................................

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.374      1.200     1.000
  End of Period.............................................    1.323      1.374     1.200
Number of Units Outstanding at End of Period (in                1.701        N/A       N/A
  thousands)................................................

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES (SERVICE
  CLASS)
Unit Value:
  Beginning of Period.......................................    1.737      1.288     1.000
  End of Period.............................................    1.543      1.737     1.288
Number of Units Outstanding at End of Period (in                1.281        N/A       N/A
  thousands)................................................

MFS-REGISTERED TRADEMARK- UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period.......................................    1.118      1.000       N/A
  End of Period.............................................    1.181      1.118       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

OPPENHEIMER BALANCED FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.066      1.000       N/A
  End of Period.............................................    1.062      1.066       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
OPPENHEIMER GLOBAL SECURITIES FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.092      1.000       N/A
  End of Period.............................................    0.992      1.092       N/A
Number of Units Outstanding at End of Period (in                3.353        N/A       N/A
  thousands)................................................

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS FUND CHANGED ITS NAME FROM
  THE OPPENHEIMER STRATEGIC BOND FUND/VA (SERVICE SHARES))
Unit Value:
  Beginning of Period.......................................    1.076      1.000       N/A
  End of Period.............................................    1.075      1.076       N/A
Number of Units Outstanding at End of Period (in              189.479    197.243       N/A
  thousands)................................................

OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.333      1.173     1.000
  End of Period.............................................    1.289      1.333     1.173
Number of Units Outstanding at End of Period (in                1.755        N/A       N/A
  thousands)................................................

OPPENHEIMER MAIN STREET SMALL CAP
  FUND-REGISTERED TRADEMARK-/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.081      1.000       N/A
  End of Period.............................................    1.048      1.081       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

PIONEER CULLEN VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.......................................    1.058      1.000       N/A
  End of Period.............................................    1.012      1.058       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.......................................    1.130      1.000       N/A
  End of Period.............................................    0.857      1.130       N/A
Number of Units Outstanding at End of Period (in                1.341        N/A       N/A
  thousands)................................................

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO (CLASS I)
Unit Value:
  Beginning of Period.......................................    1.076      1.000       N/A
  End of Period.............................................    1.044      1.076       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.......................................    1.056      1.000       N/A
  End of Period.............................................    0.987      1.056       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.......................................    1.210      1.124     1.000
  End of Period.............................................    1.179      1.210     1.124
Number of Units Outstanding at End of Period (in               15.964      8.851     1.889
  thousands)................................................

                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.......................................    1.336      1.195     1.000
  End of Period.............................................    1.226      1.336     1.195
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.......................................    1.264      1.157     1.000
  End of Period.............................................    1.211      1.264     1.157
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.......................................    1.306      1.181     1.000
  End of Period.............................................    1.217      1.306     1.181
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND
  (CLASS A)
Unit Value:
  Beginning of Period.......................................    1.135      1.000       N/A
  End of Period.............................................    0.907      1.135       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period.......................................    1.088      1.000       N/A
  End of Period.............................................    1.185      1.088       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND (CLASS A)
  (EFFECTIVE JULY 31, 2010, THIS FUND CHANGED ITS NAME FROM
  THE GOLDMAN SACHS TOLLKEEPER FUND (CLASS A))
Unit Value:
  Beginning of Period.......................................    1.161      1.000       N/A
  End of Period.............................................    0.998      1.161       N/A
Number of Units Outstanding at End of Period (in                0.100      0.255       N/A
  thousands)................................................

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2012

                      COMMONWEALTH HORIZON VARIABLE ANNUITY

                            FLEXIBLE PREMIUM VARIABLE
                           DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               IN CONNECTION WITH
                     COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

HOME OFFICE:                              SERVICE CENTER MAILING ADDRESS:
132 Turnpike Road, Suite 210              P.O. Box 758550
Southborough, MA 01772                    Topeka, Kansas 66675-8550
1-866-297-7531                            1-800-457-8803

         This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated April 30, 2012. The Prospectus may be obtained from Commonwealth Annuity and Life Insurance Company by writing or calling the Service Center address or telephone number listed above.

TABLE OF CONTENTS

                                                                      PAGE

SERVICES TO THE SEPARATE ACCOUNT                                       2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                          2
STATE REGULATION                                                       3
EXPERTS                                                                3
FINANCIAL STATEMENTS                                                   3
APPENDIX A STATE PREMIUM TAX CHART                                     4


                        SERVICES TO THE SEPARATE ACCOUNT

         Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity" or the "Company") maintains the books and records of Commonwealth Annuity Separate Account A (the "Separate Account"). Commonwealth Annuity holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of Commonwealth Annuity. Commonwealth Annuity maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the Contract fees and charges described in the Prospectus, are borne by Commonwealth Annuity.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT, 06103.

         The aggregate amounts of commissions paid to Epoch Securities, Inc. for sales of all contracts funded by Commonwealth Annuity Separate Account A for the years 2011, 2010 and 2009 were $2,897,558.61, $1,988,701.71 and $947.136.65.

Horizon

                                STATE REGULATION

         Commonwealth Annuity is subject to the laws of Massachusetts governing insurance companies and to regulation by the Massachusetts Division of Insurance. An annual statement in a prescribed form is filed with the Massachusetts Division of Insurance each year. Commonwealth Annuity's books and accounts are subject to review by the Division of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Commonwealth Annuity is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

         In connection with its purchase of the Company in December 2005, Goldman Sachs provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs has agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

                                     EXPERTS

         The financial statements of Commonwealth Annuity at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of the Commonwealth Annuity Separate Account A of the Company as of December 31, 2011 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

         The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                              FINANCIAL STATEMENTS

         This Statement of Additional Information contains financial statements for the Company. The financial statements of the Company should be considered primarily as bearing on our ability to meet our obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The Contracts are not entitled to participate in our earnings, dividends, or surplus.

                                   APPENDIX A

                             STATE PREMIUM TAX CHART

                                                RATE OF TAX
                                     ---------------------------------
                                      QUALIFIED          NON-QUALIFIED
STATE                                   PLANS                PLANS
-----                                ------------------ --------------
California                             0.50%*                2.35%*
Maine                                  0.00%                 2.00%
Nevada                                 0.00%                 3.50%*
South Dakota                           0.00%                 1.25%**
West Virginia                          1.00%*                1.00%*
Wyoming                                0.00%                 1.00%

-----------------
* Taxes will be assessed when annuity benefits commence. We reserve the right to deduct taxes earlier if such taxes are assessed by the state.

**   The Tax Rate is 0.08% on annuity considerations in excess of $500,000.

        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity, and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2011 and December 31,2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
April 19, 2012

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                                                         NOTES      2011        2010
------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)
ASSETS
   Investments:
      Available-for-sale fixed maturities at fair value (amortized cost of $3,639.3
         and $2,647.6 in 2011 and 2010, respectively)                                        6,8   $ 3,770.6   $ 2,844.3
      Trading fixed maturities at fair value (amortized cost of $485.0 and $491.2
         in 2011 and 2010, respectively)                                                       8       528.7       526.4
      Equity securities at fair value (cost of $0.1 in 2010)                                   6          --         0.1
      Commercial mortgage loans                                                              6,8       197.5          --
      Policy loans                                                                             8       299.0       306.4
                                                                                                   ---------   ---------
         Total investments                                                                           4,795.8     3,677.2
                                                                                                   ---------   ---------
   Cash and cash equivalents                                                                           478.0       251.4
   Accrued investment income                                                                            45.7        41.7
   Premiums, accounts and notes receivable, net                                                          1.9         2.0
   Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and
      modified coinsurance                                                                    13     4,639.8     4,725.0
   Value of business acquired                                                                 12        23.1        27.3
   Deferred policy acquisition costs                                                          14       168.8       207.1
   Deferred federal income taxes                                                              10          --        80.4
   Derivative instruments receivable                                                         6,8       146.7       115.0
   Other assets                                                                               16        61.1        31.0
   Separate account assets                                                                     8     3,296.1     4,023.6
                                                                                                   ---------   ---------
         Total assets                                                                              $13,657.0   $13,181.7
                                                                                                   =========   =========

LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits (includes liabilities at fair value of $584.4 and $585.3
         in 2011 and 2010, respectively)                                                       8   $ 5,292.9   $ 5,476.9
      Outstanding claims and losses (includes liabilities at fair value of $7.1 and $5.8
         in 2011 and 2010, respectively)                                                       8        97.5        88.6
      Contractholder deposit funds and other policy liabilities
         (includes liabilities at fair value of $94.6 and $97.2 in 2011 and 2010,
         respectively)                                                                         8     1,634.6       234.7
                                                                                                   ---------   ---------
         Total policy liabilities and accruals                                                       7,025.0     5,800.2
                                                                                                   ---------   ---------
   Derivative instruments payable                                                              8          --        98.0
   Collateral on derivative instruments                                                        8        38.7        11.6
   Securities sold under agreements to repurchase                                              8        99.7        89.6
   Deferred federal income taxes                                                              10        41.9          --
   Dividend payable to shareholder                                                            11       160.0       250.0
   Accrued expenses and other liabilities                                                     16        52.6        69.5
   Reinsurance payable                                                                        13     2,077.0     1,964.0
   Separate account liabilities                                                                8     3,296.1     4,023.6
                                                                                                   ---------   ---------
         Total liabilities                                                                         $12,791.0   $12,306.5
                                                                                                   ---------   ---------

Commitments and contingencies (Notes 17 and 18)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized, 2,526 shares issued
      and outstanding                                                                              $     2.5   $     2.5
   Additional paid-in capital                                                                          716.9       716.9
   Accumulated other comprehensive income                                                      6        53.0        94.2
   Retained earnings                                                                                    93.6        61.6
                                                                                                   ---------   ---------
         Total shareholder's equity                                                                    866.0       875.2
                                                                                                   ---------   ---------
         Total liabilities and shareholder's equity                                                $13,657.0   $13,181.7
                                                                                                   =========   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                  NOTES    2011     2010     2009
--------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
   Premiums                                                          13  $  47.4   $ 51.0   $ 48.5
   Universal life and investment product policy fees                 13    194.1    200.7    234.7
   Net investment income                                              7    197.3    191.4    323.3
   Net realized investment gains
      Total other-than-temporary impairment ("OTTI") losses           7     (0.2)      --    (10.0)
      OTTI losses recognized in other comprehensive income                    --       --     (2.6)
                                                                         -------------------------
      Net OTTI losses recognized in earnings                                (0.2)      --     (7.4)
      Net realized capital gains, excluding net OTTI losses
         recognized in earnings                                       7    102.0     91.0     30.0
                                                                         -------------------------
   Total net realized investment gains                                     101.8     91.0     22.6
   Other income                                                      16     20.5     26.2      7.1
                                                                         -------------------------
      Total revenues                                                       561.1    560.3    636.2
                                                                         -------------------------

BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses      13    295.2    259.1    346.5
   Policy acquisition expenses                                    12,14     47.6     64.5     96.8
   (Gains)/losses on derivative instruments                           6   (133.0)    (4.9)    27.5
   Other operating expenses                                          16     67.7     79.7     67.6
                                                                         -------------------------
      Total benefits, losses and expenses                                  277.5    398.4    538.4
                                                                         -------------------------

      Income before federal income taxes                                   283.6    161.9     97.8
                                                                         -------------------------

FEDERAL INCOME TAX EXPENSE
   Current tax benefit                                               10    (52.8)      --       --
   Deferred tax expense                                              10    144.4     42.7      6.3
                                                                         -------------------------
      Total federal income tax expense                                      91.6     42.7      6.3
                                                                         -------------------------

Net income                                                               $ 192.0   $119.2   $ 91.5
                                                                         =========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,                                             2011     2010     2009
----------------------------------------------------------------------------------------------------
(IN MILLIONS)
                                                                           -------------------------
Net income                                                                 $ 192.0   $119.2   $ 91.5
                                                                           -------------------------
Other comprehensive income, before tax:
   Unrealized gains for the period                                            35.4    134.1    229.7
      Less: reclassification adjustment for gains included in net income    (100.8)   (94.2)   (13.0)
                                                                           -------------------------
   Unrealized (losses)/gains on available-for-sale securities                (65.4)    39.9    216.7
   Net effect on value of business acquired and deferred
      acquisition costs                                                        2.0      2.6    (71.5)
   Cumulative effect of change in accounting principle                          --       --     12.2
                                                                           -------------------------
Other comprehensive (loss)/income, before tax                                (63.4)    42.5    157.4

   Income tax benefit/(expense) related to items of other
      comprehensive income                                                    22.2    (14.9)   (57.9)
                                                                           -------------------------
Other comprehensive (loss)/income, net of tax                                (41.2)    27.6     99.5

                                                                           -------------------------
Comprehensive income                                                       $ 150.8   $146.8   $191.0
                                                                           =========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                         ACCUMULATED
                                           ADDITIONAL       OTHER                      TOTAL
                                  COMMON     PAID-IN    COMPREHENSIVE   RETAINED   SHAREHOLDER'S
(IN MILLIONS)                      STOCK     CAPITAL    (LOSS)/INCOME   EARNINGS       EQUITY
------------------------------------------------------------------------------------------------
                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2008       $2.5      $466.9        $(25.0)      $ 149.7       $ 594.1
                                   ==========================================================

Net income                                                                 91.5          91.5
Cumulative effect of change in
   accounting principle, net of
   income tax                                                (7.9)         11.0           3.1
Other comprehensive income -
   Net unrealized gains                                      99.5                        99.5
Capital contribution                          250.0                                     250.0
Dividend to shareholder                                                   (60.0)        (60.0)

                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2009       $2.5      $716.9        $ 66.6       $ 192.2       $ 978.2
                                   ==========================================================

Net income                                                                119.2         119.2
Other comprehensive income -
   Net unrealized gains                                      27.6           0.2          27.8
Dividend to shareholder                                                  (250.0)       (250.0)

                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2010       $2.5      $716.9        $ 94.2       $  61.6       $ 875.2
                                   ==========================================================

Net income                                                                192.0         192.0
Other comprehensive loss -
   Net unrealized losses                                    (41.2)                      (41.2)
Dividend to shareholder                                                  (160.0)       (160.0)

                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2011       $2.5      $716.9        $ 53.0       $  93.6       $ 866.0
                                   ==========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                               2011        2010        2009
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                               $   192.0   $   119.2   $    91.5
   Adjustments to reconcile net income to net cash provided by/(used in)
      operating activities:
      Changes in fair value of trading fixed maturities                          (8.5)       (7.8)      (27.5)
      Net realized investment gains                                            (101.8)      (91.0)      (22.6)
      Non cash derivative activity                                             (116.9)       29.8        27.4
      Net accretion and amortization on investments                             (72.7)      (68.5)      (56.6)
      Net amortization and depreciation                                          47.5        64.8       100.7
      Interest credited to contractholder deposit funds and trust
         instruments supported by funding obligations                            19.5         0.9         0.8
      Deferred federal income taxes                                             144.4        42.7         6.3
      Change in deferred policy acquisition costs                                  --          --        (4.1)
      Change in premiums and notes receivable, net of reinsurance
         premiums payable                                                       113.1        23.2         7.7
      Change in accrued investment income                                        12.1        (0.6)       (5.3)
      Change in policy liabilities and accruals, net                           (185.1)     (430.2)     (372.2)
      Change in reinsurance receivable and modified coinsurance                  85.2        99.1       109.6
      Change in accrued expenses and other liabilities                           (1.5)      (14.4)      (64.1)
      Other, net                                                                 (2.7)      (52.8)       57.6
                                                                            ---------   ---------   ---------
      Net cash provided by/(used in) operating activities                       124.6      (285.6)     (150.8)
                                                                            ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals of available-for-sale fixed maturities          2,636.8     1,776.9     1,509.7
      Proceeds from maturities of available-for-sale fixed maturities            26.9        45.4       519.6
      Proceeds from disposals of trading fixed maturities                       128.1       108.8        68.0
      Proceeds from maturities of trading fixed maturities                        0.2         4.8        49.1
      Proceeds from mortgages sold, matured or collected                         38.6          --          --
      Proceeds from other investments                                           627.1       364.2       349.8
      Reinsurance transactions, net of cash acquired                             26.6          --          --
      Business acquisitions, net of cash acquired                                  --          --         7.2
      Purchase of available-for-sale fixed maturities                        (2,259.5)   (1,515.5)   (2,239.5)
      Purchase of trading fixed maturities                                     (117.0)     (200.7)      (60.5)
      Purchase of other investments                                            (629.5)     (389.1)     (288.4)
                                                                            ---------   ---------   ---------
      Net cash provided by/(used in) investing activities                       478.3       194.8       (85.0)
                                                                            ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
      Settlement of repurchase agreements                                      (139.0)     (101.2)         --
      Proceeds from issuance of repurchase agreements                           149.1       190.6          --
      (Withdrawals from)/deposits in contractholder deposit funds              (120.2)      (46.6)       69.5
      Withdrawals from trust instruments supported by funding obligations       (16.2)       (0.8)       (0.9)
      Capital contribution                                                         --          --       250.0
      Dividend to shareholder                                                  (250.0)         --       (60.0)
                                                                            ---------   ---------   ---------
      Net cash (used in)/provided by financing activities                      (376.3)       42.0       258.6
                                                                            ---------   ---------   ---------
      Net change in cash and cash equivalents                                   226.6       (48.8)       22.8
      Cash and cash equivalents, beginning of period                            251.4       300.2       277.4
                                                                            ---------   ---------   ---------
      Cash and cash equivalents, end of period                              $   478.0   $   251.4   $   300.2
                                                                            =========   =========   =========

      Income taxes received/(paid)                                          $    43.1   $      --   $      --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). The Company insures and reinsures blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and to a lesser extent group retirement products.

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2011, the Company directly owned all of the outstanding shares of First Allmerica Financial Life Insurance Company ("FAFLIC"), which insures and reinsures run-off blocks of traditional life insurance, universal and variable universal life insurance, group retirement products, variable annuities and an exited accident and health business.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A. FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts. The Company accounts for its financial instruments at fair value, except commercial mortgage loans as discussed below, in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure". The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Notes 6-8 for further information about investments, investment income and gains and losses and fair value measurements respectively.

Cash instruments include U.S. government and federal agency obligations, asset backed, commercial and residential mortgage backed securities ("structured securities"), investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, mutual funds held in separate accounts, commercial mortgage loans, and other non-derivative financial instruments.

Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded").

The Company has entered into certain OTC derivatives, primarily equity put options, swaps and interest rate swaptions, to manage certain equity market, credit and interest rate risk. These instruments do not qualify for hedge accounting and are carried at fair value with changes flowing through net income.

The Company trades equity futures contracts pursuant to an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"). Exchange-traded futures are effected through a regulated exchange and positions are carried at fair value with changes flowing through net income. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

Depending on the nature of the derivative transaction, the Company maintains Credit Support Agreements ("CSA") with each counterparty, including affiliates. In general, the CSA sets a minimum threshold of exposure that must be collateralized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B. VALUATION OF INVESTMENTS

The Company accounts for its fixed maturity and equity security investments at fair value. Fixed maturities and equity securities may be classified as either available-for-sale or trading. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. Trading securities are carried at fair value, with unrealized gains and losses reported in net investment income. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Commercial mortgage loans ("CML") acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CML's held by the Company are diversified by property type and geographic area throughout the United States. CML's are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

Policy loans represent loans the Company issues to contractholders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under FASB ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non Traditional Long Duration Contracts and for Separate Accounts," are reported as a component of revenues based upon specific identification of the investment assets sold. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under FASB ASC 944-80 accrue to and are borne by the contract holder.

The Company recognizes OTTI for securities classified as available-for-sale in accordance with FASB ASC Topic 320, "Investments-Debt and Equity Securities". At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered other-than-temporarily impaired and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment losses and non-credit losses are charged to other comprehensive income.

The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models, not incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

As a result of the Company's adoption of FASB ASC Topic 320 on April 1, 2009, a cumulative effect adjustment, net of tax, of $7.9 million was recorded to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company did not intend to sell, nor was it more likely than not that the Company would be required to sell before recovery of amortized cost.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company also invests cash in overnight tri-party reverse repurchase agreements, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of these assets is restricted or segregated for specific business reasons.

     D. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs that are directly related to the successful acquisition of new or renewal insurance contracts. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. Acquisition costs and sales inducements related to variable annuity products and universal and variable universal life insurance products are amortized in proportion to total estimated gross profits ("EGPs") from investment yields, mortality, surrender charges and expense margins over the deemed economic life of the contracts. DAC and DSI amortization on non-traditional products is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to the reinsurance of fixed annuities are amortized in proportion to the reduction in contractholder deposit funds. See Note 14 for further information about DAC.

     E. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of FASB ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverable based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. There were no valuation allowances deemed necessary at December 31, 2011 and 2010, respectively. See Note 13 for further information about reinsurance.

     F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be recoverable in accordance with FASB ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     G. VOBA

VOBA represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the contracts using traditional insurance accounting. VOBA is amortized over the life of the policies in relation to the emergence of EGP's from surrender charges, investment income, mortality net of reinsurance ceded and expense margins and actual realized gain/(loss) on investments. The economic life of the variable universal life block of policies is deemed to be 30 years and is amortized accordingly. VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

As a result of the FAFLIC business acquisition, negative VOBA was recognized to reduce the carrying value of the acquired insurance liabilities, except for the closed block participating policies ("Closed Block"), to fair value. Since the acquired contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. See Note 12 for further information about VOBA.

     H. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable universal life insurance contractholders and certain pension funds. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 5 for further information about liabilities for minimum guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contractholder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheet, with an equivalent summary total reported for related liabilities.

     I. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. The liabilities associated with the Closed Block traditional life insurance policies are determined using a fair value approach. The fair value is computed using a number of assumptions including asset fair values and market participant assumptions for such items as the Company's credit risk, discount rates, expenses, and capital requirements. The liabilities associated with assumed life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.0% to 11.25% for annuities and 2.5% to 6.5% for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards.

Liabilities for universal life, variable universal life, fixed annuities and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative and surrender charges. Universal life and variable universal life fund balances are also assessed mortality charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. See
Note 5 for further information about liabilities for minimum guarantees.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. See Note 15 for further information about outstanding claims, losses and loss adjustment expenses.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     J. PREMIUMS, FEE REVENUES AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses, amortization of the value of business acquired and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges.

Revenues for universal life and investment products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life and fixed annuity fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 14 and Note 5 for further information regarding revaluation of DAC and deferred sales inducements.

     K. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a Closed Block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the Closed Block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Commonwealth of Massachusetts Commissioner of Insurance (the "Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the Closed Block will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in-force.

The Company elected the fair value option on policies making up the Closed Block. Profitability attributable to the Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the Closed Block policy liabilities to match fair value asset and liability movements. See Note 9 for further information about Closed Block.

     L. RECENT ACCOUNTING DEVELOPMENTS

IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS (ASC 820). In January 2010, the FASB issued ASU No. 2010-06, "Fair Value Measurements and Disclosures (Topic
820) - Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 provides amended disclosure requirements related to fair value measurements. Certain of these disclosure requirements became effective for the Company beginning in 2010, while others became effective for the Company beginning in 2011. Since these amended principles require only additional disclosures concerning fair value measurements, adoption did not affect the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     L. RECENT ACCOUNTING DEVELOPMENTS (CONTINUED)

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS (ASC 944). In October 2010, the FASB issued amended accounting principles regarding accounting for deferred acquisition costs effective for the fiscal year beginning after December 15, 2011. These principles were codified as Accounting Standards Update ("ASU") No. 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts." These principles clarify the costs that should be deferred by insurance entities when issuing and renewing insurance contracts and also specify that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. As the Company is already in compliance with the provisions of this guidance, adoption of ASU No. 2010-26 will not have an effect on the Company's financial condition, results of income or cash flows.

RECONSIDERATION OF EFFECTIVE CONTROL FOR REPURCHASE AGREEMENTS (ASC 860). In April 2011, the FASB issued ASU No. 2011-03, "Transfers and Servicing (Topic
860) - Reconsideration of Effective Control for Repurchase Agreements." ASU No. 2011-03 changes the assessment of effective control by removing (i) the criterion that requires the transferor to have the ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance implementation guidance related to that criterion. ASU No. 2011-03 is effective for periods beginning after December 15, 2011. The adoption of ASU No. 2011-03 will not affect the Company's financial condition, results of income or cash flows.

AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSs (ASC 820). In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 clarifies the application of existing fair value measurement and disclosure requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. ASU No. 2011-04 is effective for periods beginning after December 15, 2011. Adoption of ASU No. 2011-04 will not materially affect the Company's financial condition, results of income or cash flows.

PRESENTATION OF COMPREHENSIVE INCOME (ASC 220). In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220) - Presentation of Comprehensive Income." ASU No. 2011-05 improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. ASU No. 2011-05 requires the Company to present all nonowner changes in shareholder's equity in either a single continuous statement of comprehensive income or in two separate but consecutive statements, and to present on the face of the financial statements reclassification adjustments from other comprehensive income to net income. These amendments related to the presentation of other comprehensive income are effective for fiscal years ending after December 15, 2012, while the amendments related to the presentation of reclassification adjustments have been deferred. As the standard only addresses financial statement presentation, adoption will not affect the Company's financial condition, results of income or cash flows.

DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES (ASC 210). In December 2011, the FASB issued ASU No. 2011-11, "Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities." ASU No. 2011-11 will require disclosure of the effect or potential effect of offsetting arrangements on the Company's financial position as well as enhanced disclosure of the rights of setoff associated with the Company's recognized assets and recognized liabilities. ASU No. 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Since these amended principles require only additional disclosures concerning offsetting and related arrangements, adoption will not affect the Company's financial condition, results of income or cash flows.

     M. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. SIGNIFICANT TRANSACTIONS

Effective July 1, 2011, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $21.3 million. In connection with this transaction, a trust account was established for the sole use and benefit of the Company, and the Company received approximately $1.2 billion of available-for-sale fixed maturities and $239.2 million of commercial mortgage loan assets. See Note 13 for further information on reinsurance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

4. SIGNIFICANT TRANSACTIONS (CONTINUED)

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow Capital Reinsurance Company, Limited ("Arrow"), a Bermuda domiciled Reinsurance Company. As part of this reinsurance agreement, the returns associated with the derivatives hedging program supporting the variable annuity products are passed to Arrow. In addition, in connection with this transaction, on December 31, 2009, with the approval of the Commonwealth of Massachusetts Commissioner of Insurance, the Company paid a dividend of $60.0 million to Goldman Sachs. See
Note 13 for further information on reinsurance.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with a third party, whereby the third party agreed to assumption reinsure certain individual disability income insurance policies that were 100% coinsured to and serviced by the third party. In connection with the agreement, the Company paid $1.0 and $4.0 million to the third party in 2009 and 2010, respectively. The Company received approval from the Massachusetts Division of Insurance and the New York Insurance Department for the transaction and from several other State insurance departments.

On April 1, 2009, the Company assumed on a 100% coinsurance basis the life and fixed annuity blocks of a third party and its affiliates. Under this coinsurance agreement, the Company assumed $527.2 million of reserves and paid the collective cedants $77.6 million in ceding commission. Subsequently, in the fourth quarter of 2010, the Company assigned to another third party all of its rights, titles, interests and privileges and certain duties and obligations related to the block of fixed annuity contracts originally assumed. Upon closing of the transactions, the Company paid a total novation fee of $1.2 million to the original third party. See Note 13 for further information on reinsurance.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with a third party. Under the agreements, the Company assumed $974.6 million in reserves and paid the cedant approximately $204.5 million in ceding commission. Subsequently, on April 1, 2010, the agreement was amended to recognize the cession of all mortality risk to an affiliate of the third party, thereby reducing mortality exposure for the Company.

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

FOR THE YEARS ENDED DECEMBER 31,    2011     2010
--------------------------------------------------
(IN MILLIONS)
Beginning balance                  $216.7   $239.4
Provision for GMDB:
   GMDB expense incurred             37.0     39.8
   Volatility (1)                    70.5     14.9
                                   ---------------
                                    107.5     54.7
Claims, net of reinsurance:
   Claims from policyholders        (71.2)   (70.4)
   Claims ceded to reinsurers        60.3     64.0
                                   ---------------
                                    (10.9)    (6.4)
GMDB reinsurance premium            (58.9)   (71.0)
                                   ---------------
Ending balance                     $254.4   $216.7
                                   ===============

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the contractholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2011 and 2010.

     - The projection model uses 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.

     - Implied volatilities by duration are based on a combination of over the counter quotes (when available) and historical volatilities. For 2011, volatility assumptions range from 25% to 42% for equities varying by fund type and duration; 4% for bond funds; and 1% for money market funds. For 2010, volatility assumptions range from 23% to 42% for equities varying by fund type and duration; 6% for bond funds; and 1% for money market funds.

     - The mortality assumptions are factors of an industry standard mortality table based on company experience varying by age and gender. Mortality improvement of 1% per year for 10 years is assumed.

     - The full surrender rate assumption varies from 1% to 35% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2012 and 2013 are approximately 8% and 9%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).

     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 6% - 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2011 and 2010. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)       2011       2010
----------------------------------------------------------------------------
Net deposits paid
   Account value                                         $  2,549   $  2,732
   Net amount at risk                                    $     23   $     22
   Average attained age of contractholders                     63         63
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                         $    622   $    756
   Net amount at risk                                    $     93   $     90
   Average attained age of contractholders                     68         68
Roll-up (net deposits accumulated at a specified rate)
   Account value                                         $     33   $     45
   Net amount at risk                                    $     22   $     24
   Average attained age of contractholders                     80         79
Higher of ratchet or roll-up
   Account value                                         $  2,245   $  2,706
   Net amount at risk                                    $  1,362   $  1,326
   Average attained age of contractholders                     76         75
Total of guaranteed benefits categorized above
   Account value                                         $  5,449   $  6,239
   Net amount at risk                                    $  1,500   $  1,462
   Average attained age of contractholders
      (weighted by account value)                              69         69
Number of contractholders                                 133,441    146,931

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

GUARANTEED MINIMUM INCOME BENEFIT

The Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2011 was $8.4 million with a benefit paid of approximately $4.7 million for the year ended December 31, 2011. The GMIB liability as of December 31, 2010 was $11.9 million with a benefit paid of approximately $10.5 million for the year ended December 31, 2010. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,    2011    2010
------------------------------------------------
(IN MILLIONS)
Balance at beginning of year       $  --   $  --
Acquisition expenses deferred        2.9     0.3
Reinsurance ceded                   (2.9)   (0.3)
                                   -------------
Balance at end of year             $  --   $  --
                                   =============

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to a third party was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable which is included within recoverable from reinsurers. See Note 13 for further information on reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,                                  2011         2010
------------------------------------------------------------------
(IN MILLIONS)
Account value                              $     19.4   $     23.8
Range of guaranteed minimum return rates    2.8 - 5.2%   2.8 - 5.7%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

DECEMBER 31,                    2011    2010
--------------------------------------------
(IN MILLIONS)
Asset Type:
   Fixed maturities            $26.7   $28.7
   Cash and cash equivalents     1.8     5.6
                               -------------
Total                          $28.5   $34.3
                               =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS

     A. FIXED MATURITIES AND EQUITY SECURITIES

The amortized cost and fair value for fixed maturities and equity securities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES

                                                              GROSS        GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2011                                 COST        GAINS       LOSSES       VALUE
---------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                        $  456.6     $ 68.2      $    --     $  524.8
States and political subdivisions                  292.8       46.2           --        339.0
Emerging markets                                    18.2        0.2         (0.2)        18.2
Corporate fixed maturities                       1,229.5       84.7         (8.8)     1,305.4
Structured securities                            1,642.2       40.2        (99.2)     1,583.2
                                                ---------------------------------------------
Total available-for-sale fixed maturities       $3,639.3     $239.5      $(108.2)    $3,770.6
                                                =============================================

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

                                                              GROSS        GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2010                                 COST        GAINS       LOSSES       VALUE
---------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                        $  469.5     $ 12.4       $(15.7)    $  466.2
States and political subdivisions                  293.5        5.9         (3.8)       295.6
Foreign governments                                  2.0         --           --          2.0
Corporate fixed maturities                         976.2      110.4         (5.9)     1,080.7
Structured securities                              906.4       99.7         (6.3)       999.8
                                                ---------------------------------------------
Total available-for-sale fixed maturities       $2,647.6     $228.4       $(31.7)    $2,844.3
                                                =============================================
Equity securities (1)                           $    0.1     $   --       $   --     $    0.1
                                                =============================================

(1) Amortized cost for available-for-sale fixed maturities and cost for equity securities.

At December 31, 2011 and 2010, the amortized cost and fair value of the assets on deposit with various state and governmental authorities were $88.4 and $92.4 million, and $104.4 and $99.0 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2011 and 2010, cash and fixed maturities held as collateral were $40.5 and $15.4 million, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their contractual maturity.

The maturity distribution for available-for-sale fixed maturity securities is as follows:

                                         AMORTIZED     FAIR
AS OF DECEMBER 31, 2011                     COST       VALUE
-------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                   $   24.5   $   24.8
Due after one year through five years        684.8      696.4
Due after five years through ten years       764.7      802.1
Due after ten years                        2,165.3    2,247.3
                                          -------------------
Total                                     $3,639.3   $3,770.6
                                          ===================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     B. COMMERCIAL MORTGAGE LOANS

The maturity distribution for commercial mortgage loans is as follows:

                          AMORTIZED
AS OF DECEMBER 31, 2011      COST
-----------------------------------
(IN MILLIONS)
2012                        $ 10.1
2013                          65.1
2014                          49.2
2015                          59.2
2016                          10.2
2017 and thereafter            3.7
                            ------
   Total                    $197.5
                            ======

Actual maturities could differ from contractual maturities, because borrowers may have the right to prepay with or without prepayment penalties and loans may be refinanced.

The Company individually and collectively evaluates all its mortgage loans for impairment. The credit quality indicator for the Company's CML is an internal measure based on the borrower's ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected. There were no loans in arrears and no valuation allowances deemed necessary at December 31, 2011.

The Company diversifies its commercial mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The following tables present the Company's CML by geographic region and property type.

                            AMORTIZED
AS OF DECEMBER 31, 2011       COST
-------------------------------------
(IN MILLIONS)
Virginia                      $ 47.7
New York                        40.8
Florida                         36.2
Minnesota                       18.6
Washington                      17.8
California                      16.0
Nebraska                        10.0
Multiple                        10.4
                              ------
   Total by Region            $197.5
                              ======

Office Building               $ 91.8
Apartment                       38.1
Warehouse                       33.9
Retail                          17.0
Other Commercial                15.9
Industrial                       0.8
                              ------
   Total by Property Type     $197.5
                              ======

     C. DERIVATIVE INSTRUMENTS

The Company manages its risk through the purchase of equity derivative put options, swaps and equity futures used to protect against increases in GMDB liability in the event that the market declines; trading in interest rate derivatives to manage certain guaranteed crediting rate risks; and trading in credit derivatives to manage counterparty risk on reinsurance transactions. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     C. DERIVATIVE INSTRUMENTS

The Company's embedded derivatives relate to reinsurance contracts that are accounted for on a modified coinsurance basis. Under such arrangements, the ceding company owns the assets backing the liabilities and transfers the investment returns on the pool of assets to the reinsurer; the reinsurer records a "modco" loan receivable for the assets held by the ceding company. An embedded derivative exists because the arrangement exposes the reinsurer to third-party credit risk.

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and Company policies and procedures.

The fair value of the derivative assets and liabilities were as follows:

AS OF DECEMBER 2011
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
Derivative contracts
   Equity and non-hedging futures                                $ 39.3         $--          9,131
   GMDB product derivatives                                        48.5          --        471,956
   Embedded derivatives under modified coinsurance contracts       58.9          --              3
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $146.7         $--        481,090
                                                                 =================================

   Fair value included within total assets                       $146.7
                                                                 ======
   Fair value included within total liabilities                                 $--
                                                                                ===

As of December 2010
(In millions, except number of contracts)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
Derivative contracts
   Equity and non-hedging futures                                $ 30.5        $  --         7,614
   Foreign currency swap                                            1.6           --             1
   GMDB product derivatives                                        23.9           --       331,192
   Credit                                                            --          1.1             3
   Embedded derivatives under modified coinsurance contracts       59.0         96.9             2
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $115.0        $98.0       338,812
                                                                 =================================

   Fair value included within total assets                       $115.0
                                                                 ======
   Fair value included within total liabilities                                $98.0
                                                                               =====

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     C. DERIVATIVE INSTRUMENTS (CONTINUED)

The derivative gains and losses for the year ended December 31, 2011 are reported as follows:

                                                                              AMOUNT OF GAIN/(LOSS)
                                   LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS               INCOME ON DERIVATIVES                          ON DERIVATIVES
---------------------------------------------------------------------------------------------------
                                                                                    ------
General account derivatives        Net realized investment gains/(losses)           $  3.4
                                                                                    ------
Foreign currency swap              (Gains)/losses on derivative instruments            0.8
GMDB product derivatives           (Gains)/losses on derivative instruments           20.0
Credit default swaps               (Gains)/losses on derivative instruments           (0.6)
Embedded derivatives under
   modified coinsurance contacts   (Gains)/losses on derivative instruments          112.8
                                                                                    ------
                                                                                     133.0
                                                                                    ------
Total gain                                                                          $136.4
                                                                                    ======

The derivative gains and losses for the year ended December 31, 2010 is reported as follows:

                                                                              AMOUNT OF GAIN/(LOSS)
                                   LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS               INCOME ON DERIVATIVES                          ON DERIVATIVES
---------------------------------------------------------------------------------------------------
                                                                                    ------
General account derivatives        Net realized investment gains/(losses)           $ (4.4)
                                                                                    ------
Foreign currency swap              (Gains)/losses on derivative instruments           (0.6)
GMDB product derivatives           (Gains)/losses on derivative instruments          (65.5)
Credit default swaps               (Gains)/losses on derivative instruments           (1.6)
Embedded derivatives under
   modified coinsurance contacts   (Gains)/losses on derivative instruments           72.6
                                                                                    ------
                                                                                       4.9
                                                                                    ------
Total gain                                                                          $  0.5
                                                                                    ======

The derivative gains and losses for the year ended December 31, 2009 is reported as follows:

                                                                              AMOUNT OF GAIN/(LOSS)
                                   LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS               INCOME ON DERIVATIVES                          ON DERIVATIVES
---------------------------------------------------------------------------------------------------
                                                                                    -------
General account derivatives        Net realized investment gains/(losses)           $   2.4
                                                                                    -------
Foreign currency swap              Losses/(gains) on derivative instruments             2.0
GMDB product derivatives           Losses/(gains) on derivative instruments          (138.2)
Credit default swaps               Losses/(gains) on derivative instruments            (6.9)
Embedded derivatives under
   modified coinsurance contacts   Losses/(gains) on derivative instruments           115.6
                                                                                    -------
                                                                                      (27.5)
                                                                                    -------
Total loss                                                                          $ (25.1)
                                                                                    =======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     D. OTHER-THAN-TEMPORARY IMPAIRMENT

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2011 and 2010, respectively, for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                         2011    2010
                                                         ----   -----
(IN MILLIONS)
BALANCE AT BEGINNING OF YEAR                             $3.7   $ 5.0

Additions:
Initial impairments - credit loss OTTI recognized on
   securities not previously impaired                     0.2      --

Reductions:
Due to sales (or maturities, pay downs or prepayments)
   during the period of securities previously credit
   loss OTTI impaired                                      --    (1.3)
                                                         ----   -----
BALANCE AT END OF YEAR                                   $3.9   $ 3.7
                                                         ====   =====

     E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities that have been continuously in an unrealized loss position.

                                                  GROSS                       NUMBER OF
DECEMBER 31, 2011                               UNREALIZED     FAIR     SECURITIES WITH GROSS
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)        LOSSES       VALUE      UNREALIZED LOSSES
---------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $ 32.6     $  750.4           104
   Greater than 12 months                            1.9         12.8            14
                                                  ---------------------------------
Total investment grade fixed maturities           $ 34.5     $  763.2           118
                                                  ---------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 72.3     $  710.1           120
   Greater than 12 months                            1.4          9.2             6
                                                  ---------------------------------
Total below investment grade fixed maturities       73.7        719.3           126
                                                  ---------------------------------
Total fixed maturities                            $108.2     $1,482.5           244
                                                  =================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $3 thousand at December 31, 2011. The Company's intent is to hold the securities until anticipated recovery above book values.

                                                  GROSS                     NUMBER OF
DECEMBER 31, 2010                               UNREALIZED    FAIR    SECURITIES WITH GROSS
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)        LOSSES      VALUE     UNREALIZED LOSSES
-------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $16.5      $413.0             69
   Greater than 12 months                           9.2        43.8              7
                                                  --------------------------------
Total investment grade fixed maturities           $25.7      $456.8             76
                                                  --------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 2.4      $ 73.6             16
   Greater than 12 months                           3.6        17.5             10
                                                  --------------------------------
Total below investment grade fixed maturities       6.0        91.1             26
                                                  --------------------------------
Total fixed maturities                            $31.7      $547.9            102
                                                  ================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $19.5 million at December 31, 2010.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     F. VARIABLE INTEREST ENTITY

Through April 2011, the Company, through its subsidiary FAFLIC, held a Guaranteed Investment Contract through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. AGF had one medium term note outstanding as of December 31, 2010 for $16.0 million with a 6.0% fixed rate, which was issued in June 1999 and matured on April 12, 2011. AGF was a VIE and was consolidated within the Company as the Company was the primary beneficiary.

     G. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity. The table below excludes residential mortgage-backed securities issued by individual sponsors:

AS OF DECEMBER 31,
ISSUER NAME (IN MILLIONS)     2011      2010
--------------------------------------------
U.S. Treasury and Strips     $453.9   $369.7
Bank of America Large Loan     91.2       --

7. INVESTMENT INCOME AND GAINS AND LOSSES

     A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                 2011     2010     2009
----------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities - interest and other income                    $226.3   $227.6   $206.5
Fixed maturities - change in fair value on trading securities      8.5      7.8     27.5
Commercial mortgage loans                                          5.7       --       --
Equity securities                                                   --       --      3.9
Policy loans                                                      20.9     21.7     19.4
Modified coinsurance interest income                              64.5     70.3     68.7
Short-term investments and miscellaneous income/(loss)             0.2     (7.1)     2.7
                                                                ------------------------
   Gross investment income                                       326.1    320.3    328.7
Less: modified coinsurance interest expenses                    (121.9)  (122.6)      --
Less: investment expenses                                         (6.9)    (6.3)    (5.4)
                                                                ------------------------
Net investment income                                           $197.3   $191.4   $323.3
                                                                ========================

The Company had no fixed maturities on non-accrual status at December 31, 2011, 2010 or 2009. The Company had no fixed maturities which were non-income producing at December 31, 2011, 2010 or 2009.

     B. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains and (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,           2011     2010    2009
----------------------------------------------------------------
(IN MILLIONS)
Available-for-sale fixed maturities (1)   $100.8   $94.2   $22.5
Trading fixed maturities                     1.5     1.1     7.3
Commercial mortgage loans                   (1.1)     --      --
Equity securities (2)                         --      --    (9.7)
Other investments                            0.6    (4.3)    2.5
                                          ----------------------
   Net realized investment gains           101.8    91.0    22.6
                                          ======================

(1) The Company recognized other-than-temporary impairments of $0.2, $0.0, and $7.4 million in 2011, 2010, and 2009, respectively.

(2)  The Company had no other-than-temporary impairments in 2011, 2010, or 2009.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     B. NET REALIZED INVESTMENT GAINS AND LOSSES (CONTINUED)

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:

                                   PROCEEDS FROM
                                     VOLUNTARY      GROSS    GROSS
FOR THE YEARS ENDED DECEMBER 31,       SALES        GAINS   LOSSES
------------------------------------------------------------------
(IN MILLIONS)

2011
Fixed maturities                      $2,414.7     $114.7    $13.9

2010
Fixed maturities                      $1,683.3     $105.6    $12.8

2009
Fixed maturities                      $1,354.8     $ 57.3    $38.5

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

Level 2 Inputs to valuation techniques are observable either directly or indirectly.

Level 3 One or more inputs to valuation techniques are significant and unobservable.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under FASB ASC 820 as of December 31, 2011 and 2010. As required by FASB ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31, 2011 (IN MILLIONS)                          LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------------------------
Financial Assets
   Available-for-sale fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                           $447.5    $   77.3    $ --     $  524.8
      States and political subdivisions                      --       339.0      --        339.0
      Emerging markets                                       --        18.2      --         18.2
      Corporate fixed maturities                           12.0     1,293.1     0.3      1,305.4
      Structured securities                                  --     1,583.2      --      1,583.2
                                                         ---------------------------------------
         Total available-for-sale fixed maturities        459.5     3,310.8     0.3      3,770.6
                                                         ---------------------------------------

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2011 (IN MILLIONS)                          LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
------------------------------------------------------------------------------------------------
   Trading fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                               6.5        2.6        --        9.1
      States and political subdivisions                       --       30.4        --       30.4
      Corporate fixed maturities                              --      331.4        --      331.4
      Structured securities                                   --      157.8        --      157.8
                                                        ----------------------------------------
         Total trading fixed maturities                      6.5      522.2        --      528.7
                                                        ----------------------------------------
   Derivative instruments receivable
      Interest rate contracts                                 --       32.9        --       32.9
      Equity market contracts                               39.3       14.8       0.8       54.9
      Embedded derivatives - modco loans                      --         --      58.9       58.9
                                                        ----------------------------------------
         Total derivative instruments receivable            39.3       47.7      59.7      146.7
                                                        ----------------------------------------
      Separate account assets                            3,296.1         --        --    3,296.1
                                                        ----------------------------------------
      Total assets at fair value                        $3,801.4   $3,880.7    $ 60.0   $7,742.1
                                                        ========================================
Financial Liabilities
      Closed Block policy liabilities                   $     --   $     --    $686.1   $  686.1
                                                        ----------------------------------------
      Total liabilities at fair value                   $     --   $     --    $686.1   $  686.1
                                                        ========================================

DECEMBER 31, 2010 (IN MILLIONS)                          LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------------------------
Financial Assets
   Available-for-sale fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                          $  367.4   $   98.8    $   --   $  466.2
      States and political subdivisions                       --      295.6        --      295.6
      Foreign governments                                    2.0         --        --        2.0
      Corporate fixed maturities                              --    1,080.4       0.3    1,080.7
      Structured securities                                   --      999.8        --      999.8
                                                        ----------------------------------------
         Total available-for-sale fixed maturities         369.4    2,474.6       0.3    2,844.3
                                                        ----------------------------------------
   Trading fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                               2.3        2.7        --        5.0
      States and political subdivisions                       --       29.2        --       29.2
      Corporate fixed maturities                              --      302.4        --      302.4
      Structured securities                                   --      189.8        --      189.8
                                                        ----------------------------------------
         Total trading fixed maturities                      2.3      524.1        --      526.4
                                                        ----------------------------------------
      Equity securities                                      0.1         --        --        0.1
   Derivative instruments receivable
      Interest rate contracts                                 --       11.5        --       11.5
      Foreign currency contracts                              --        1.6        --        1.6
      Equity market contracts                               30.5       11.2       1.2       42.9
      Embedded derivatives - modco loan                       --         --      59.0       59.0
                                                        ----------------------------------------
         Total derivative instruments receivable            30.5       24.3      60.2      115.0
                                                        ----------------------------------------
      Separate account assets                            4,023.6         --        --    4,023.6
                                                        ----------------------------------------
      Total assets at fair value                        $4,425.9   $3,023.0    $ 60.5   $7,509.4
                                                        ========================================
Financial Liabilities
   Derivative instruments payable
      Credit contracts                                  $     --   $    0.6    $  0.5   $    1.1
      Embedded derivatives - modco loan                       --         --      96.9       96.9
                                                        ----------------------------------------
      Total derivative instruments payable                    --        0.6      97.4       98.0
                                                        ----------------------------------------
      Closed Block policy liabilities                         --         --     688.3      688.3
                                                        ----------------------------------------
      Total liabilities at fair value                   $     --   $    0.6    $785.7   $  786.3
                                                        ========================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2.

LEVEL 1 CASH INSTRUMENTS:

Level 1 cash instruments include U.S. Treasury, agency and government guaranteed fixed maturity securities, foreign government securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

LEVEL 2 CASH INSTRUMENTS:

Level 2 cash instruments include fixed maturity securities and equity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to level 2 instruments.

LEVEL 3 CASH INSTRUMENTS:

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of level 3 assets.

DERIVATIVE CONTRACTS

LEVEL 1 DERIVATIVE CONTRACTS:

Level 1 derivatives include exchange traded futures as they are actively traded and are valued at their quoted market price.

LEVEL 2 DERIVATIVE CONTRACTS:

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

INTEREST RATE DERIVATIVES. Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

FOREIGN CURRENCY DERIVATIVES. Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

EQUITY MARKET DERIVATIVES. Exchange traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

CREDIT DERIVATIVES. Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 DERIVATIVE CONTRACTS:

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in level 2 but have significant unobservable inputs and also includes embedded derivatives which are principally valued using an income approach as explained in detail below. For level 3 equity derivatives, significant level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

EMBEDDED DERIVATIVES RELATED TO GUARANTEED MINIMUM BENEFITS

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

CLOSED BLOCK POLICY LIABILITIES

The fair value of the Closed Block policy liabilities is calculated as the sum of the fair value of Closed Block assets, an adjustment to the fair value of Closed Block assets for non-performance risk, fair value of the Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value for the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the Closed Block assets. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of level 3.

TRANSFERS INTO OR OUT OF LEVEL 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The tables below set forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the years ended December 31, 2011 and 2010. The tables reflect gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2011 and December 31, 2010.

                                                              NET UNREALIZED
                                                              GAINS/(LOSSES)
                                                    NET          RELATING
                                       BALANCE,   REALIZED    TO INSTRUMENTS                      NET TRANSFERS
                                      BEGINNING    GAINS/    STILL HELD AT THE                    IN AND/OR OUT   BALANCE, END
YEAR ENDED DECEMBER 2011               OF YEAR    (LOSSES)     REPORTING DATE   NET SETTLEMENTS     OF LEVEL 3       OF YEAR
------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities           $  0.3     $  --          $   --             $  --             $--           $  0.3
Derivative contracts
   Equity market                           1.2        --             0.2                --            (0.6)             0.8
   Embedded derivative                    59.0        --            (0.1)               --              --             58.9
                                        -----------------------------------------------------------------------------------
   Total derivative contracts             60.2        --             0.1                --            (0.6)            59.7
                                        -----------------------------------------------------------------------------------
Total assets                            $ 60.5        --             0.1                --            (0.6)          $ 60.0
                                        ===================================================================================
Financial Liabilities
Closed Block policy liabilities         $688.3    $(10.7)(1)      $  8.5             $  --             $--           $686.1
Derivative contracts
   Credit                                  0.5       0.4              --              (0.9)             --               --
   Embedded derivative                    96.9        --           (96.9)               --              --               --
                                        -----------------------------------------------------------------------------------
   Total derivative contracts             97.4       0.4           (96.9)             (0.9)             --               --
                                        -----------------------------------------------------------------------------------
Total liabilities                       $785.7    $(10.3)         $(88.4)            $(0.9)            $--           $686.1
                                        ===================================================================================

(1) Included in the net realized gains/(losses) is $1.5 million of realized gains from the Company's trading portfolio offset by maintenance expenses of ($1.0) million, cost of capital charges of ($4.3) million, and policyholder benefits of ($6.9) million for the year ended December 31, 2011.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                              NET UNREALIZED
                                                              GAINS/(LOSSES)
                                                    NET          RELATING
                                       BALANCE,   REALIZED    TO INSTRUMENTS     NET PURCHASES,   NET TRANSFERS
                                      BEGINNING    GAINS/    STILL HELD AT THE    ISSUANCES AND   IN AND/OR OUT   BALANCE, END
YEAR ENDED DECEMBER 2011               OF YEAR    (LOSSES)     REPORTING DATE      SETTLEMENTS      OF LEVEL 3       OF YEAR
------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities           $  0.3     $   --         $   --             $   --            $   --        $  0.3
   Structured securities                  42.6         --             --                 --             (42.6)           --
Derivative contracts
   Foreign currency                        2.1         --             --                 --              (2.1)           --
   Equity market                            --       (0.7)            --                1.9                --           1.2
   Embedded derivative                    59.3         --           (0.3)                --                --          59.0
                                        -----------------------------------------------------------------------------------
   Total derivative contracts             61.4       (0.7)          (0.3)               1.9              (2.1)         60.2
                                        -----------------------------------------------------------------------------------
Total assets                            $104.3     $ (0.7)        $ (0.3)            $  1.9            $(44.7)       $ 60.5
                                        ===================================================================================

Financial Liabilities
Closed Block policy liabilities         $684.1     $   --         $   --             $  4.2(1)         $   --        $688.3
Derivative contracts
   Credit                                   --         --             --                 --               0.5           0.5
   Embedded derivative                   135.2      (28.0)         (44.9)              34.6                --          96.9
                                        -----------------------------------------------------------------------------------
   Total derivative contracts            135.2      (28.0)         (44.9)              34.6               0.5          97.4
                                        -----------------------------------------------------------------------------------
Total liabilities                       $819.3     $(28.0)        $(44.9)            $ 38.8            $  0.5        $785.7
                                        ===================================================================================

(1) Included in the net realized gains/(losses) is $1.5 million of realized gains from the Company's trading portfolio offset by maintenance expenses of ($1.0) million, cost of capital charges of ($4.3) million, and policyholder benefits of ($6.9) million for the year ended December 31, 2011.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments that are not held at fair value as required by FASB ASC 825-10-15, "Financial Instrument Disclosures":

     COMMERCIAL MORTGAGE LOANS

The fair values of mortgages and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

     POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

During March of 2010, the Company entered into a series of third party repurchase agreements. The notional value as of December 31, 2011 and 2010 was approximately $99.7 and $89.6 million, respectively. The Company posted $99.7 and $89.6 million in Treasury securities as collateral for these transactions as of December 31, 2011 and 2010, respectively. Fair value is estimated based on expected future cash flows and interest rates.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies are estimated based on current fund balances and fair value of other individual contract funds represent the present value of future policy benefits.

     GUARANTEED INVESTMENT CONTRACT

Fair values are estimated using discounted cash flow calculations and current interest rates for contracts with similar maturities.

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2011 and 2010:

                                                                2011                 2010
                                                        ---------------------------------------
                                                        CARRYING     FAIR     CARRYING    FAIR
DECEMBER 31,                                              VALUE      VALUE      VALUE     VALUE
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
   Commercial mortgage loans                            $  197.5   $  199.9    $   --    $   --
   Policy loans                                            299.0      398.1     306.4     369.3
                                                        ---------------------------------------
                                                        $  496.5   $  598.0    $306.4    $369.3
                                                        =======================================
Financial Liabilities
   Securities sold under agreements to repurchase       $   99.7   $   99.7    $ 89.6    $ 89.6
   Supplementary contracts without life contingencies        5.7        5.7       7.4       7.4
   Guaranteed investment contract                             --         --      16.0      17.6
   Other individual contract deposit funds               1,457.1    1,457.1     106.1     106.1
                                                        ---------------------------------------
                                                        $1,562.5   $1,562.5    $219.1    $220.7
                                                        =======================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. CLOSED BLOCK

Summarized financial information of the Closed Block is as follows:

BALANCE SHEETS
DECEMBER 31                                                                2011     2010
-----------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
   Investments:
   Trading fixed maturities at fair value (amortized cost of $485.0
      and $491.2 in 2011 and 2010, respectively)                          $528.7   $526.4
   Policy loans                                                             93.3     96.8
   Cash and cash equivalents                                                 8.2      3.4
   Accrued investment income                                                 9.3      9.6
   Deferred federal income taxes                                            19.7     20.6
   Other assets                                                              1.4      1.5
                                                                          ---------------
      Total assets                                                        $660.6   $658.3
                                                                          ---------------
LIABILITIES
   Policy liabilities and accruals at fair value                          $596.5   $596.9
   Policyholder dividend obligation at fair value (1)                       76.9     77.9
   Policyholder dividends payable at fair value (1)                         12.7     13.5
   Other liabilities                                                         4.4      7.8
                                                                          ---------------
      Total liabilities                                                   $690.5   $696.1
                                                                          ---------------
Excess of Closed Block liabilities over assets designated to the Closed
   Block and maximum future earnings to be recognized from Closed
   Block assets and liabilities                                           $ 29.9   $ 37.8
                                                                          ===============

(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.

STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31           2011    2010   2009
--------------------------------------------------------------
(IN MILLIONS)

REVENUES
   Premiums and other income             $18.0   $19.4   $22.3
   Net investment income                  46.9    49.5    67.2
   Net realized investment gains           1.5     1.1     7.3
                                         ---------------------
      Total revenues                      66.4    70.0    96.8
                                         ---------------------

BENEFITS AND EXPENSES
   Policy benefits                        54.6    68.3    92.3
   Other expenses                          0.5     0.4     0.4
                                         ---------------------
      Total benefits and expenses         55.1    68.7    92.7
                                         ---------------------

Net contribution from the Closed Block   $11.3   $ 1.3   $ 4.1
                                         ---------------------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. FEDERAL INCOME TAXES

PROVISION FOR INCOME TAXES

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities. The Company reports interest expense related to income tax matters in Federal income tax expense/(benefit), and income tax penalties in other operating expenses in the Consolidated Statements of Income.

The Company is expected to file a consolidated tax return with Goldman Sachs for the period January 1, 2011 through December 31, 2011. Any net operating loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company. A written agreement sets out the method of allocating tax between the companies and, in general, it is based upon the separately calculated liability of each consolidated member of Goldman Sachs with credit provided for losses used by other group members.

FAFLIC's tax return is ineligible for consolidation with Goldman Sachs until calendar year end 2015 and will file a stand alone tax return for the period January 1, 2011 through December 31, 2011. Due to the purchase of FAFLIC, the capital loss carryforward acquired is subject to I.R.C. Section 382, which provides an annual limit on utilization and can only be used against the income of FAFLIC.

The Company filed a consolidated tax return with FAFLIC for the period January 1, 2010 through December 31, 2010. Both the Company and FAFLIC filed standalone tax returns the period January 1, 2009 through December 31, 2009. The Company received payments for tax benefits in the amount of $57.3 and $0.0 million for 2011 and 2010, respectively.

The tables below present the components of the provision/(benefit) for taxes and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

FOR THE YEARS ENDED DECEMBER 31,                 2011     2010   2009
---------------------------------------------------------------------
(IN MILLIONS)
Federal income tax expense/(benefit)
   Current tax benefit                          $(52.8)  $  --   $ --
   Deferred tax expense                          144.4    42.7    6.3
                                                ---------------------
Total                                           $ 91.6   $42.7   $6.3
                                                =====================

FOR THE YEARS ENDED DECEMBER 31,                 2011    2010    2009
----------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax expense             $99.3   $56.7   $ 34.2
   Dividend received deduction                   (4.4)   (4.5)    (3.8)
   Prior years' federal income tax adjustment    (2.9)   (2.9)      --
   Tax credits                                   (0.4)   (0.5)      --
   Valuation allowance                             --    (6.1)   (24.1)
                                                ----------------------
Federal income tax expense                      $91.6   $42.7   $  6.3
                                                ======================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilites. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                  2011       2010
--------------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
   Insurance reserves                       $  70.5    $  69.0
   Sec. 848 capitalization                     50.2       46.7
   Tax credit carryforwards                     6.1       11.0
   Loss carryforwards                          35.4      140.5
   Ceding commission                            6.4       13.4
   Accrued policyholder dividends               4.5        4.7
   Deferred compensation                        2.5        0.1
                                            ------------------
      Subtotal deferred tax asset             175.6      285.4
         Valuation allowance                   (6.1)      (6.1)
                                            ------------------
Total deferred tax asset, net               $ 169.5    $ 279.3
                                            ------------------

Deferred tax liability
      VOBA/DAC                              $ (85.6)   $(101.3)
      Investments, net                       (101.0)     (76.4)
      Fair value adjustment - Closed Block    (15.3)     (12.3)
      Other, net                               (9.5)      (8.9)
                                            ------------------
Total deferred tax liability                 (211.4)    (198.9)
                                            ------------------
Total deferred tax (liability)/asset, net   $ (41.9)   $  80.4
                                            ==================

The Company has recorded a valuation allowance against tax benefits from foreign tax credit carryforwards of $6.1 million for the tax year ended December 31, 2011 and 2010, as it is the Company's opinion that it is more likely than not that these deferred tax assets will not be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2011, the Company has foreign tax credit carryforwards of $6.1 million that will expire beginning in 2013, net operating loss carryforwards of $33.3 million that begin to expire in 2017 and no capital loss carryforwards. At December 31, 2010, the Company has foreign tax credit carryforwards of $11.0 million that will expire beginning in 2013, net operating loss carryforwards of $136.3 million that begin to expire in 2017 and no capital loss carryforwards. All tax credits and net operating loss carryforwards for the Company were generated prior to 2006 are subject to annual limitations on utilization. FAFLIC has a capital loss carryforward of $2.1 million at December 31, 2011 and $4.2 million at December 31, 2010 that begin to expire in 2013 and is also subject to annual limitations on utilization.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the financials statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between position taken in a tax return and amounts recognized in the financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of income or cash flows. As of December 31, 2011 and December 31, 2010, the Company did not record a liability related to accounting for uncertainty in income taxes.

REGULATORY TAX EXAMINATIONS

The Company's and FAFLIC's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company's exam period is open in 2006 and forward. FAFLIC's exam period is open in 2007 and forward. The Hanover Group ("THG") has agreed to indemnify the Company, FAFLIC and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the transaction agreements of both entities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company must obtain written approval from the Commissioner prior to the declaration of any dividend whilst it maintains a negative unassigned surplus.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has an agreement with the Massachusetts Division of Insurance to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level, which was $71.7 and $54.5 million at December 31, 2011 and 2010, respectively. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $403.9 and $430.7 million at December 31, 2011 and 2010, respectively, for the Company.

In 2011, the Company declared a dividend payable of $160.0 million to its stockholder of record, Goldman Sachs, which was paid in January 2012. In 2010, the Company declared a dividend payable of $250.0 million to Goldman Sachs which was paid in January 2011. In 2009, the Company declared and paid a dividend of $60.0 million to Goldman Sachs. The Company received permission from the Commissioner prior to payment of each of the aforementioned dividends.

12. VALUE OF BUSINESS ACQUIRED

The changes in VOBA for the years ended December 31 were as follows:

                                                                  2011    2010
                                                                 -------------
(IN MILLIONS)
   Balance, at beginning of year                                 $27.3   $30.3
   Amortized to expense during the year                           (4.3)   (2.9)
   Adjustment for unrealized investment losses during the year     0.1    (0.1)
                                                                 -------------
   Balance, at end of year                                       $23.1   $27.3
                                                                 =============

In 2009, the amount amortized to expense was $23.8 million.

Estimated future amortization of VOBA as of December 31, 2011 is as follows:

(IN MILLIONS)
   2012                  $ 3.1
   2013                    2.9
   2014                    2.7
   2015                    2.5
   2016                    2.3
   2017 and thereafter     9.6
                         -----
   Total                 $23.1
                         =====

13. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure via reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

The Company entered into a coinsurance agreement to cede the entire Fidelity Mutual Life Insurance Company ("FML") block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). As of December 31, 2011 and 2010, the Company ceded reserves of $525.2 and $553.6 million, respectively. The Company also cedes 100% of its direct fixed annuity insurance business to Columbia. As of December 31, 2011 and 2010, the Company ceded reserves of $33.3 and $35.5 million, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (CONTINUED)

As previously discussed in Note 4 - Significant Transactions, on December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of and for the benefit of a segregated account established by Arrow. Upon execution of the treaty, the Company wrote off a net $55.0 million after considering in its reinsurance costs of $76.5 million for VOBA and $61.7 million for DAC associated with the variable annuity business. The Company has evaluated the applicability of ASC 944-815-15 to its modified coinsurance agreement with Arrow. An embedded derivative requiring bifurcation exists and a receivable of $23.2 million and a liability of $96.9 million is reflected on the Consolidated Balance Sheets as of December 31, 2011 and 2010, respectively. As of December 31, 2011 and December 31, 2010, the assumed reserves under this contract were $2.2 and $2.1 billion, respectively. In conjunction with this agreement, Arrow established a trust account for the sole use and benefit of the Company. The Company may withdraw funds from the trust account as reimbursements from Arrow for reinsured activity. As of December 31, 2011 and 2010, the trust account held $129.9 million and $99.6 million, respectively, of cash equivalents and fixed maturities.

The Company maintains a number of reinsurance treaties whereby the Company assumes on a coinsurance basis and modified coinsurance basis life, fixed and variable annuities, universal life and variable universal life insurance policies. The Company also mainatains other reinsurance treaties including the cession of non core universal life business, certain individual disability income policies, and discontinued accident and health insurance. As mentioned in
Note 4 - Significant Transactions, in 2011 the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities. The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,            2011        2010
--------------------------------------------------------------
(IN MILLIONS)
Policy liabilities and accruals:
   Direct                                $ 3,160.4   $ 3,331.1
   Assumed - non-affiliated                3,864.6     2,469.1
                                         ---------------------
Total policy liabilities and accruals:     7,025.0     5,800.2

   Ceded - affiliated (1)                 (2,729.5)   (2,676.9)
   Ceded - non-affiliated (1)               (621.5)     (809.6)
                                         ---------------------
Net policy liabilities and accruals      $ 3,674.0   $ 2,313.7
                                         =====================

(1) Included within reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and modified coinsurance within the Consolidated Balance Sheets.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that it does not have any uncollectible reinsurance recoverables and, accordingly, the Company has not established any reserves for uncollectible reinsurance at December 31, 2011 or 2010, respectively.

As of December 31, 2011 and 2010, the Company's only concentrations of credit risk greater than 10% of the Company's shareholder's equity were with its affiliates, Columbia and Arrow. Reinsurance recoverables at December 31, 2011 and 2010 of approximately $558.5 and $589.1 million, respectively, related to the blocks of business reinsured with Columbia and approximately $2.2 and $2.1 billion, respectively, related to the block of business reinsured with Arrow.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,                    2011    2010     2009
--------------------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance premiums:
   Direct                                          $27.5   $ 32.3   $ 40.2
   Assumed - non-affiliated                         29.0     31.6     27.7
   Ceded - non-affiliated                           (9.1)   (12.9)   (19.4)
                                                   -----------------------
Net premiums                                       $47.4   $ 51.0   $ 48.5
                                                   =======================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,                 2011      2010      2009
--------------------------------------------------------------------------
(IN MILLIONS)
Universal life and investment product
   policy fees:
   Direct                                      $ 112.4   $ 124.7   $ 125.7
   Assumed - affiliated                             --       7.5       7.5
   Assumed - non-affiliated                      155.4     159.9     113.3
   Ceded - affiliated                            (73.7)    (91.4)    (12.5)
   Ceded - non-affiliated                           --        --       0.7
                                               ---------------------------
Net universal life and investment product
   policy fees                                 $ 194.1   $ 200.7   $ 234.7
                                               ===========================

Life and accident and health insurance and
   other individual policy benefits, claims,
   losses and loss adjustment expenses:
   Direct                                      $ 163.1   $ 250.9   $ 338.9
   Assumed - affiliated                             --       2.2     112.8
   Assumed - non-affiliated                      223.3     193.9      16.0
   Ceded - affiliated                           (210.0)   (163.3)   (101.7)
   Ceded - non-affiliated                        118.8     (24.6)    (19.5)
                                               ---------------------------
Net policy benefits, claims, losses and loss
   adjustment expenses                         $ 295.2   $ 259.1   $ 346.5
                                               ===========================

14. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,               2011     2010
-------------------------------------------------------------
(IN MILLIONS)
Balance, at beginning of year                 $207.1   $243.3
Block acquisition                                3.0       --
Amortized to expense during the year           (43.3)   (61.6)
Adjustment for unrealized investment losses
   during the year                               2.0      2.7
Capitalization, other                             --     22.7
                                              ---------------
Balance, at end of year                       $168.8   $207.1
                                              ===============

Effective July 1, 2011, the Company entered into a coinsurance agreement with an unrelated party resulting in an initial DAC balance of $3.0 million.

In 2009, the amount amortized to expense was $65.6 million.

15. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates on accident and health business as new information becomes available and events occur which may impact the resolution of unsettled claims. Changes in these estimates are reflected in current year income. Such development can be either favorable or unfavorable to the Company's financial results.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $198.3 and $370.4 million at December 31, 2011 and 2010, respectively. This business consists of the Company's exited health businesses. Reinsurance recoverables related to this business were $198.3 and $372.2 million at December 31, 2011 and 2010 respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

16. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

DECEMBER 31,                        2011     2010
-------------------------------------------------
(IN MILLIONS)
State licenses (intangible asset)   $ 5.3   $ 5.3
Accounts receivable                   4.6     8.0
Deferred modco interest expense      31.6    12.2
Taxes receivable                      9.7     0.1
Miscellaneous assets                  9.9     5.4
                                    -------------
Total other assets                  $61.1   $31.0
                                    =============

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,                        2011     2010
-------------------------------------------------
(IN MILLIONS)
Payables in process                 $37.6   $31.0
Policyholder liabilities              0.7    20.7
Taxes payable                         1.2     2.3
Accrued expenses                      7.3     9.2
Miscellaneous liabilities             5.8     6.3
                                    -------------
Total accrued expenses and other
   liabilities                      $52.6   $69.5
                                    =============

Other income consists of the following:

DECEMBER 31,                        2011    2010    2009
--------------------------------------------------------
(IN MILLIONS)
Asset management fees              $ 1.5   $ 1.6   $ 8.3
Reinsurance administration fee      16.8    17.6     2.0
Miscellaneous income/(loss)          2.2     7.0    (3.2)
                                   ---------------------
Total other income                 $20.5   $26.2   $ 7.1
                                   =====================

Other operating expenses consist of the following:

DECEMBER 31,                        2011    2010    2009
--------------------------------------------------------
(IN MILLIONS)
Taxes, licenses and fees           $ 6.2   $ 6.2   $ 6.0
Commission expense                   7.7    13.4     4.4
Fees and operational services       37.1    34.2    36.7
Salaries and benefits                9.8    10.7    11.4
Legal and auditing                   1.9     5.5     4.1
Miscellaneous operating expenses     5.0     9.7     5.0
                                   ---------------------
Total other operating expenses     $67.7   $79.7   $67.6
                                   =====================

17. COMMITMENTS

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.5, $0.5 and $0.3 million for the years ended 2011, 2010, and 2009, respectively. The Company does not have direct lease commitments for the Southborough, MA location. On April 19, 2007 the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2011, lease commitments relating to this lease were $27.3 thousand for 2012 and 2013 and $9.1 thousand for 2014. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

The Company has operational servicing agreements with third party administrators for contract/policy administration over certain of the Company's fixed annuity, traditional life, variable annuity and variable universal life business. Additionally, there is a professional services agreement to manage certain aspects of the Company's reinsurance portfolio.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

17. COMMITMENTS (CONTINUED)

As of December 31, 2011, purchase commitments under agreements with third party administrators and other service providers were as follows:

(IN MILLIONS)
   2012                  $15.7
   2013                   14.1
   2014                   12.7
   2015                   12.3
   2016                    3.5
   2017 and thereafter     6.7
                         -----
   Total                 $65.0
                         =====

18. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement, although several of the representatives and warranties have expired. THG has also agreed to indemnify Goldman Sachs for certain litigation, regulatory matters and other liabilities related to the pre-closing activities of the business being transferred. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of income.

19. RELATED PARTY TRANSACTIONS

The Company has administration, shared services, management services, and investment management services agreements with related parties. These affiliates provide legal, compliance, technology, operations, financial reporting, human resources, risk management, distribution services. The Company recorded expenses for these agreements of $14.1, $10.1, and $6.8 million for the years ended December 31, 2011, 2010, and 2009, respectively, and had $0.4 and $0.2 million payable at December 31, 2011 and 2010, respectively.

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of, and for the benefit of a segregated account established by Arrow. Under this agreement, Arrow agreed to pay the Company certain fees for continued administration of the variable annuity business. The Company received fee income from Arrow of $15.0 and $15.7 million for the years ended December 31, 2011 and 2010, respectively, and had $1.9 and $1.4 million receivable at December 31, 2011 and 2010, respectively.

The Company provides management services, administrative support, and use of Company facilities for affiliates and receives certain distribution and administration fees from affiliates. The Company recorded income from these agreements of $7.5, $7.9, and $6.1 million for the years ended December 31, 2011, 2010, and 2009, respectively, and had $0.9 and $1.3 million receivable at December 31, 2011 and 2010, respectively.

The Company has entered into several derivative transactions with affiliates, which resulted in income of $28.1 million for the year ended December 31, 2011 and expenses of $7.8 and $78.0 million for the years ended December 31, 2010 and 2009, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

19. RELATED PARTY TRANSACTIONS (CONTINUED)

In December 2011, the Company entered into an agreement with an affiliate to purchase a $25.0 million secured note. Under this agreement, the secured note maintains an interest rate of 2.77% and matures on July 15, 2014. The Company recognized interest income of $30.8 thousand from this transaction for the year ended December 31, 2011. This amount is recorded within net investment income within the Consolidated Statements of Income. At December 31, 2011, the amortized cost and fair value of the secured note were $25.0 and $24.8 million, respectively. These amounts are recorded within available-for-sale fixed maturities within the Consolidated Balance Sheets.

The employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. Unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.3, $0.1 and $0.5 million relating to RSUs for the years ended December 31, 2011, 2010 and 2009, respectively.

20. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because fixed maturities are required to be carried at amortized cost, policy acquisition costs are expensed when incurred, asset valuation and interest maintenance reserves are required, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory capital and surplus was as follows:

                                                                (UNAUDITED)
   December 31,                                                    2011             2010
------------------------------------------------------------ ---------------- ----------------
   (IN MILLIONS)
   Commonwealth Annuity                                         $     374.6      $     411.6
   FAFLIC                                                              85.9            189.0

Statutory net income/(loss) was as follows:                      (UNAUDITED)
   For the years ended December 31,                                  2011           2010             2009
--------------------------------------------------------------- ------------- ---------------- ---------------
   (IN MILLIONS)
   Commonwealth Annuity                                            $  122.4          $ 161.9        $ (140.6)
   FAFLIC                                                              19.5             37.1            10.8

21. SUBSEQUENT EVENT

On April 5, 2012, Arrow registered with the Bermuda Registrar of Companies and changed its name to Ariel Capital Reinsurance Company, Limited. The change of name does not have any impact to the reinsurance agreements between the Company and Arrow.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of Commonwealth Annuity Separate
Account A of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts constituting Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company at December 31, 2011, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended December 31, 2011, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 19, 2012

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                                      ALLIANCE-        ALLIANCE-          ALLIANCE-
                                                                    BERNSTEIN VPS    BERNSTEIN VPS      BERNSTEIN VPS
                                                                    INTERMEDIATE     INTERNATIONAL        SMALL CAP
                                                                   BOND PORTFOLIO   VALUE PORTFOLIO   GROWTH PORTFOLIO
                                                                       CLASS B          CLASS B            CLASS B
                                                                   --------------   ---------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $ 966,535        $  95,489          $ 312,987
                                                                      ---------        ---------          ---------
   Total assets                                                         966,535           95,489            312,987

LIABILITIES:                                                                 --               --                 --
                                                                      ---------        ---------          ---------
   Net assets                                                         $ 966,535        $  95,489          $ 312,987
                                                                      =========        =========          =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                966,535           95,489            312,987
   Payout reserves                                                           --               --                 --
                                                                      ---------        ---------          ---------
                                                                      $ 966,535        $  95,489          $ 312,987
                                                                      =========        =========          =========

Investments in shares of the Underlying Funds, at cost                $ 948,893        $ 112,698          $ 302,519
Underlying Fund shares held                                              77,884            8,376             18,843

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                 288,184           30,876             87,405
   Unit fair value, December 31, 2011                                 $1.293334        $0.497335          $1.066582

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --               --                 --
   Unit fair value, December 31, 2011                                 $1.281997        $0.492975          $1.057276

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                 103,449            2,315             14,239
   Unit fair value, December 31, 2011                                 $1.273569        $0.489728          $1.050264

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --               --                 --
   Unit fair value, December 31, 2011                                 $1.262384        $0.485415          $1.041043

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                 359,166          160,250            191,278
   Unit fair value, December 31, 2011                                 $1.281864        $0.492978          $1.057018

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                     490               --              2,504
   Unit fair value, December 31, 2011                                 $1.270638        $0.488668          $1.047786

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                     959               --                 --
   Unit fair value, December 31, 2011                                 $1.088364        $0.840152          $1.225877

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                      ALLIANCE-                         FIDELITY VIP
                                                                    BERNSTEIN VPS      FIDELITY VIP      DISCIPLINED
                                                                    SMALL/MID CAP     CONTRAFUND(R)       SMALL CAP
                                                                   VALUE PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                                       CLASS B       SERVICE CLASS 2   SERVICE CLASS 2
                                                                   ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $ 185,150         $ 480,982         $  13,539
                                                                      ---------         ---------         ---------
   Total assets                                                         185,150           480,982            13,539

LIABILITIES:                                                                 --                --                --
                                                                      ---------         ---------         ---------
   Net assets                                                         $ 185,150         $ 480,982         $  13,539
                                                                      =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                185,150           480,982            13,539
   Payout reserves                                                           --                --                --
                                                                      ---------         ---------         ---------
                                                                      $ 185,150         $ 480,982         $  13,539
                                                                      =========         =========         =========

Investments in shares of the Underlying Funds, at cost                $ 189,021         $ 488,352         $  14,371
Underlying Fund shares held                                              12,038            21,245             1,235

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  48,379           277,829             8,845
   Unit fair value, December 31, 2011                                 $0.949110         $1.034673         $1.064192

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $0.940807         $1.031182         $1.060588

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                     375            29,102               243
   Unit fair value, December 31, 2011                                 $0.934603         $1.028563         $1.057892

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $0.926399         $1.025060         $1.054295

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                 147,697           156,452             3,646
   Unit fair value, December 31, 2011                                 $0.940318         $1.031163         $1.061117

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --             2,198                --
   Unit fair value, December 31, 2011                                 $0.932067         $1.027664         $1.057515

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $0.961614         $1.044188         $1.074408

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                     FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                    EQUITY-INCOME      FREEDOM 2005      FREEDOM 2010
                                                                      PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
                                                                   ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $  45,074         $     320         $   1,000
                                                                      ---------         ---------         ---------
   Total assets                                                          45,074               320             1,000

LIABILITIES:                                                                 --                --                --
                                                                      ---------         ---------         ---------
   Net assets                                                         $  45,074         $     320         $   1,000
                                                                      =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 45,074               320             1,000
   Payout reserves                                                           --                --                --
                                                                      ---------         ---------         ---------
                                                                      $  45,074         $     320         $   1,000
                                                                      =========         =========         =========

Investments in shares of the Underlying Funds, at cost                $  47,401         $     336         $   1,053
Underlying Fund shares held                                               2,448                33                97

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  37,379               310               960
   Unit fair value, December 31, 2011                                 $1.036500         $1.034235         $1.041504

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.032977         $1.030745         $1.037967

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.030366         $1.028119         $1.035331

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.026868         $1.024616         $1.031816

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                   2,098                --                --
   Unit fair value, December 31, 2011                                 $1.035208         $1.030682         $1.037886

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.031709         $1.027179         $1.034380

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                   3,967                --                --
   Unit fair value, December 31, 2011                                 $1.048478         $1.043831         $1.051140

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                     FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                     FREEDOM 2015      FREEDOM 2020      FREEDOM 2025
                                                                      PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
                                                                   --------------    ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $  75,625         $ 441,004         $  62,440
                                                                      ---------         ---------         ---------
   Total assets                                                          75,625           441,004            62,440

LIABILITIES:                                                                 --                --                --
                                                                      ---------         ---------         ---------
   Net assets                                                         $  75,625         $ 441,004         $  62,440
                                                                      =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 75,625           441,004            62,440
   Payout reserves                                                           --                --                --
                                                                      ---------         ---------         ---------
                                                                      $  75,625         $ 441,004         $  62,440
                                                                      =========         =========         =========

Investments in shares of the Underlying Funds, at cost                $  78,201         $ 449,436         $  65,740
Underlying Fund shares held                                               7,314            43,363             6,263

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  10,055            73,672             5,225
   Unit fair value, December 31, 2011                                 $1.040356         $1.040711         $1.035530

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.036834         $1.037196         $1.032037

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                      --            26,145                --
   Unit fair value, December 31, 2011                                 $1.034202         $1.034565         $1.029414

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.030693         $1.031053         $1.025901

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  61,508           112,160            49,316
   Unit fair value, December 31, 2011                                 $1.036857         $1.037174         $1.031964

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.033345         $1.033670         $1.028478

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                   1,323           210,351             5,872
   Unit fair value, December 31, 2011                                 $1.050012         $1.050409         $1.045134

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                     FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                     FREEDOM 2030      FREEDOM 2035      FREEDOM 2040
                                                                      PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
                                                                   ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $ 146,334         $ 131,405         $  37,392
                                                                      ---------         ---------         ---------
   Total assets                                                         146,334           131,405            37,392

LIABILITIES:                                                                 --                --                --
                                                                      ---------         ---------         ---------
   Net assets                                                         $ 146,334         $ 131,405         $  37,392
                                                                      =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                146,334           131,405            37,392
   Payout reserves                                                           --                --                --
                                                                      ---------         ---------         ---------
                                                                      $ 146,334         $ 131,405         $  37,392
                                                                      =========         =========         =========

Investments in shares of the Underlying Funds, at cost                $ 145,918         $ 142,890         $  40,600
Underlying Fund shares held                                              15,133             9,522             2,844

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  22,162             6,221            14,886
   Unit fair value, December 31, 2011                                 $1.032070         $1.021719         $1.021782

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.028582         $1.018269         $1.018326

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                      --               811                --
   Unit fair value, December 31, 2011                                 $1.025974         $1.015670         $1.015733

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.022486         $1.012210         $1.012270

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                 118,624           117,801            21,784
   Unit fair value, December 31, 2011                                 $1.028594         $1.018142         $1.018277

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.025118         $1.014679         $1.014815

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                   1,387             4,157                --
   Unit fair value, December 31, 2011                                 $1.041768         $1.031260         $1.031175

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                                                         FIDELITY VIP
                                                                     FIDELITY VIP      FIDELITY VIP        GROWTH
                                                                     FREEDOM 2045      FREEDOM 2050     OPPORTUNITIES
                                                                      PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
                                                                   ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $  19,425         $  14,136         $ 851,281
                                                                      ---------         ---------         ---------
   Total assets                                                          19,425            14,136           851,281

LIABILITIES:                                                                 --                --                --
                                                                      ---------         ---------         ---------
   Net assets                                                         $  19,425         $  14,136         $ 851,281
                                                                      =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 19,425            14,136           851,281
   Payout reserves                                                           --                --                --
                                                                      ---------         ---------         ---------
                                                                      $  19,425         $  14,136         $ 851,281
                                                                      =========         =========         =========

Investments in shares of the Underlying Funds, at cost                $  20,571         $  15,999         $ 892,819
Underlying Fund shares held                                               1,452             1,060            46,954

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                   3,294            13,608           193,919
   Unit fair value, December 31, 2011                                 $1.019203         $1.015570         $1.122047

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.015742         $1.012123         $1.118260

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                      --                --            11,593
   Unit fair value, December 31, 2011                                 $1.013169         $1.009558         $1.115411

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.009721         $1.006118         $1.111626

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  15,819               312           554,360
   Unit fair value, December 31, 2011                                 $1.015718         $1.012078         $1.118847

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.012278         $1.008646         $1.115045

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                      --                --               459
   Unit fair value, December 31, 2011                                 $1.028581         $1.024903         $1.131874

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                   FIDELITY VIP INDEX   FIDELITY VIP MID      FIDELITY VIP
                                                                      500 PORTFOLIO       CAP PORTFOLIO    OVERSEAS PORTFOLIO
                                                                     SERVICE CLASS 2     SERVICE CLASS 2     SERVICE CLASS 2
                                                                   ------------------   ----------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value            $  31,102           $ 240,156           $  10,515
                                                                        ---------           ---------           ---------
   Total assets                                                            31,102             240,156              10,515

LIABILITIES:                                                                   --                  --                  --
                                                                        ---------           ---------           ---------
   Net assets                                                           $  31,102           $ 240,156           $  10,515
                                                                        =========           =========           =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                   31,102             240,156              10,515
   Payout reserves                                                             --                  --                  --
                                                                        ---------           ---------           ---------
                                                                        $  31,102           $ 240,156           $  10,515
                                                                        =========           =========           =========

Investments in shares of the Underlying Funds, at cost                  $  30,953           $ 263,646           $  12,365
Underlying Fund shares held                                                   243               8,403                 778

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                    11,997             135,562                 722
   Unit fair value, December 31, 2011                                   $1.059554           $1.007968           $0.919235

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                        --                  --                  --
   Unit fair value, December 31, 2011                                   $1.055971           $1.004562           $0.916114

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                        --                 820                  --
   Unit fair value, December 31, 2011                                   $1.053283           $1.002006           $0.913785

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                        --                  --                  --
   Unit fair value, December 31, 2011                                   $1.049707           $0.998596           $0.910679

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                    17,252              95,360              10,748
   Unit fair value, December 31, 2011                                   $1.065992           $1.004267           $0.916611

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                        --                  --                  --
   Unit fair value, December 31, 2011                                   $1.062382           $1.000869           $0.913520

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                        --               5,175                  --
   Unit fair value, December 31, 2011                                   $1.078204           $1.338190           $0.927737

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                     FIDELITY VIP                         FT VIP FRANKLIN
                                                                   STRATEGIC INCOME    FT VIP FRANKLIN    SMALL CAP VALUE
                                                                      PORTFOLIO       INCOME SECURITIES      SECURITIES
                                                                   SERVICE CLASS 2       FUND CLASS 2       FUND CLASS 2
                                                                   ----------------   -----------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $ 456,328          $1,993,475         $ 392,658
                                                                       ---------          ----------         ---------
   Total assets                                                          456,328           1,993,475           392,658

LIABILITIES:                                                                  --                  --                --
                                                                       ---------          ----------         ---------
   Net assets                                                          $ 456,328          $1,993,475         $ 392,658
                                                                       =========          ==========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 456,328           1,993,475           392,658
   Payout reserves                                                            --                  --                --
                                                                       ---------          ----------         ---------
                                                                       $ 456,328          $1,993,475         $ 392,658
                                                                       =========          ==========         =========

Investments in shares of the Underlying Funds, at cost                 $ 479,483          $1,948,909         $ 364,449
Underlying Fund shares held                                               41,074             139,209            25,284

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  216,351             848,228            75,567
   Unit fair value, December 31, 2011                                  $1.075090          $ 1.043255         $0.951285

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                       --                  --                --
   Unit fair value, December 31, 2011                                  $1.071456          $ 1.034111         $0.942932

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                   14,698             146,786               648
   Unit fair value, December 31, 2011                                  $1.068725          $ 1.027324         $0.936731

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                       --                  --                --
   Unit fair value, December 31, 2011                                  $1.065106          $ 1.018267         $0.928495

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  183,858             926,571           336,180
   Unit fair value, December 31, 2011                                  $1.071447          $ 1.033660         $0.940848

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                       --                  --                --
   Unit fair value, December 31, 2011                                  $1.067816          $ 1.024612         $0.932602

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                    8,795                  --             2,657
   Unit fair value, December 31, 2011                                  $1.253994          $ 1.078796         $1.456823

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                     FT VIP MUTUAL     FT VIP MUTUAL    FT VIP TEMPLETON
                                                                   GLOBAL DISCOVERY        SHARES            GROWTH
                                                                    SECURITIES FUND   SECURITIES FUND    SECURITIES FUND
                                                                        CLASS 2           CLASS 2            CLASS 2
                                                                   ----------------   ---------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $ 616,857         $ 184,233          $ 128,055
                                                                       ---------         ---------          ---------
   Total assets                                                          616,857           184,233            128,055

LIABILITIES:                                                                  --                --                 --
                                                                       ---------         ---------          ---------
   Net assets                                                          $ 616,857         $ 184,233          $ 128,055
                                                                       =========         =========          =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 616,857           184,233            128,055
   Payout reserves                                                            --                --                 --
                                                                       ---------         ---------          ---------
                                                                       $ 616,857         $ 184,233          $ 128,055
                                                                       =========         =========          =========

Investments in shares of the Underlying Funds, at cost                 $ 630,362         $ 177,211          $ 131,373
Underlying Fund shares held                                               31,978            11,979             12,666

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  432,359           119,274             60,910
   Unit fair value, December 31, 2011                                  $0.928376         $0.819034          $0.716955

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                       --                --                 --
   Unit fair value, December 31, 2011                                  $0.920247         $0.811859          $0.710673

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                   16,657            12,446              5,945
   Unit fair value, December 31, 2011                                  $0.914197         $0.806506          $0.706001

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                       --                --                 --
   Unit fair value, December 31, 2011                                  $0.906151         $0.799416          $0.699787

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  214,411            94,018            112,933
   Unit fair value, December 31, 2011                                  $0.920800         $0.811364          $0.710050

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                    3,076               277                 --
   Unit fair value, December 31, 2011                                  $0.912709         $0.804235          $0.703814

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                       --                --                 --
   Unit fair value, December 31, 2011                                  $1.014592         $1.024090          $0.969731

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                                        GOLDMAN SACHS    GOLDMAN SACHS
                                                                     GOLDMAN SACHS      EQUITY GROWTH      GROWTH AND
                                                                   BALANCED STRATEGY      STRATEGY      INCOME STRATEGY
                                                                       PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                                        CLASS A            CLASS A          CLASS A
                                                                   -----------------   --------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $ 762,806          $ 206,616        $ 959,457
                                                                       ---------          ---------        ---------
   Total assets                                                          762,806            206,616          959,457

LIABILITIES:                                                                  --                 --               --
                                                                       ---------          ---------        ---------
   Net assets                                                          $ 762,806          $ 206,616        $ 959,457
                                                                       =========          =========        =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 762,806            206,616          959,457
   Payout reserves                                                            --                 --               --
                                                                       ---------          ---------        ---------
                                                                       $ 762,806          $ 206,616        $ 959,457
                                                                       =========          =========        =========

Investments in shares of the Underlying Funds, at cost                 $ 753,498          $ 202,963        $ 926,798
Underlying Fund shares held                                               77,364             20,197           96,138

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  344,053            240,735          585,945
   Unit fair value, December 31, 2011                                  $0.976148          $0.735492        $0.873832

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                       --                 --               --
   Unit fair value, December 31, 2011                                  $0.967589          $0.729059        $0.866177

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                    1,673              4,421           89,568
   Unit fair value, December 31, 2011                                  $0.961207          $0.724241        $0.860477

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                       --                 --               --
   Unit fair value, December 31, 2011                                  $0.952781          $0.717863        $0.852905

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  205,527             36,154          367,414
   Unit fair value, December 31, 2011                                  $0.967683          $0.728998        $0.866175

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                  216,478                 --           60,711
   Unit fair value, December 31, 2011                                  $0.959232          $0.722583        $0.858556

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                   15,964                 --               --
   Unit fair value, December 31, 2011                                  $1.178528          $1.226271        $1.211244

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                                      GOLDMAN SACHS
                                                                    GOLDMAN SACHS     INTERNATIONAL     GOLDMAN SACHS
                                                                   GROWTH STRATEGY     REAL ESTATE       REAL ESTATE
                                                                      PORTFOLIO      SECURITIES FUND   SECURITIES FUND
                                                                       CLASS A           CLASS A           CLASS A
                                                                   ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $ 725,952         $  39,897         $  44,712
                                                                      ---------         ---------         ---------
   Total assets                                                         725,952            39,897            44,712

LIABILITIES:                                                                 --                --                --
                                                                      ---------         ---------         ---------
   Net assets                                                         $ 725,952         $  39,897         $  44,712
                                                                      =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                725,952            39,897            44,712
   Payout reserves                                                           --                --                --
                                                                      ---------         ---------         ---------
                                                                      $ 725,952         $  39,897         $  44,712
                                                                      =========         =========         =========

Investments in shares of the Underlying Funds, at cost                $ 725,020         $  47,121         $  39,338
Underlying Fund shares held                                              73,626             8,076             3,317

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                 380,527            37,490            17,946
   Unit fair value, December 31, 2011                                 $0.778576         $0.524801         $0.899239

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                 136,249                --                --
   Unit fair value, December 31, 2011                                 $0.771741         $0.520232         $0.891347

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                     457                34                --
   Unit fair value, December 31, 2011                                 $0.766670         $0.516804         $0.885472

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $0.759924         $0.512252         $0.877686

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                 420,248            38,832            32,055
   Unit fair value, December 31, 2011                                 $0.771411         $0.520316         $0.891427

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $0.764660         $0.515764         $0.883621

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.217389         $0.907115         $1.185065

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                   GOLDMAN SACHS    GOLDMAN SACHS    GOLDMAN SACHS
                                                                     TECHNOLOGY    VIT CORE FIXED     VIT EQUITY
                                                                     TOLLKEEPER      INCOME FUND      INDEX FUND
                                                                    FUND CLASS A   SERVICE SHARES   SERVICE SHARES
                                                                   -------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $ 316,881        $ 872,290        $ 113,275
                                                                     ---------        ---------        ---------
   Total assets                                                        316,881          872,290          113,275

LIABILITIES:                                                                --               --               --
                                                                     ---------        ---------        ---------
   Net assets                                                        $ 316,881        $ 872,290        $ 113,275
                                                                     =========        =========        =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               316,881          872,290          113,275
   Payout reserves                                                          --               --               --
                                                                     ---------        ---------        ---------
                                                                     $ 316,881        $ 872,290        $ 113,275
                                                                     =========        =========        =========

Investments in shares of the Underlying Funds, at cost               $ 334,798        $ 853,952        $ 113,548
Underlying Fund shares held                                             27,651           83,633           12,193

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                 73,247          165,413           48,848
   Unit fair value, December 31, 2011                                $1.077178        $1.178415        $0.876450

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                     --               --               --
   Unit fair value, December 31, 2011                                $1.067734        $1.168106        $0.868745

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                 13,579           49,160           18,124
   Unit fair value, December 31, 2011                                $1.060710        $1.160415        $0.863051

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                     --               --               --
   Unit fair value, December 31, 2011                                $1.051371        $1.150209        $0.855459

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                209,013          527,382           62,610
   Unit fair value, December 31, 2011                                $1.068376        $1.168477        $0.868978

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                    163               --               --
   Unit fair value, December 31, 2011                                $1.058992        $1.158220        $0.861330

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                    100            3,389              302
   Unit fair value, December 31, 2011                                $0.998465        $1.205168        $1.371580

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                                     GOLDMAN SACHS
                                                                    GOLDMAN SACHS     VIT GROWTH      GOLDMAN SACHS
                                                                   VIT GOVERNMENT    OPPORTUNITIES    VIT LARGE CAP
                                                                     INCOME FUND         FUND          VALUE FUND
                                                                   SERVICE SHARES   SERVICE SHARES   SERVICE SHARES
                                                                   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $1,446,647        $ 176,919        $  76,038
                                                                     ----------        ---------        ---------
   Total assets                                                       1,446,647          176,919           76,038

LIABILITIES:                                                                 --               --               --
                                                                     ----------        ---------        ---------
   Net assets                                                        $1,446,647        $ 176,919        $  76,038
                                                                     ==========        =========        =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                              1,446,647          176,919           76,038
   Payout reserves                                                           --               --               --
                                                                     ----------        ---------        ---------
                                                                     $1,446,647        $ 176,919        $  76,038
                                                                     ==========        =========        =========

Investments in shares of the Underlying Funds, at cost               $1,451,362        $ 166,188        $  69,686
Underlying Fund shares held                                             135,201           27,905            8,106

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                 416,426           72,539           99,257
   Unit fair value, December 31, 2011                                $ 1.206492        $1.043332        $0.744846

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --               --               --
   Unit fair value, December 31, 2011                                $ 1.195897        $1.034195        $0.738320

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                  47,257            2,196               --
   Unit fair value, December 31, 2011                                $ 1.188049        $1.027373        $0.733448

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --               --               --
   Unit fair value, December 31, 2011                                $ 1.177578        $1.018352        $0.727008

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                 740,463           89,865            2,854
   Unit fair value, December 31, 2011                                $ 1.195842        $1.033294        $0.738349

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                   1,992            2,904               --
   Unit fair value, December 31, 2011                                $ 1.185388        $1.024231        $0.731870

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                     221            2,990               --
   Unit fair value, December 31, 2011                                $ 1.136227        $1.053314        $1.198840

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                    GOLDMAN SACHS    GOLDMAN SACHS    GOLDMAN SACHS
                                                                     VIT MID CAP       VIT MONEY      VIT STRATEGIC
                                                                     VALUE FUND       MARKET FUND      GROWTH FUND
                                                                   SERVICE SHARES   SERVICE SHARES   SERVICE SHARES
                                                                   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $     739       $8,171,350        $ 160,305
                                                                      ---------       ----------        ---------
   Total assets                                                             739        8,171,350          160,305

LIABILITIES:                                                                 --               --               --
                                                                      ---------       ----------        ---------
   Net assets                                                         $     739       $8,171,350        $ 160,305
                                                                      =========       ==========        =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                    739        8,171,350          160,305
   Payout reserves                                                           --               --               --
                                                                      ---------       ----------        ---------
                                                                      $     739       $8,171,350        $ 160,305
                                                                      =========       ==========        =========

Investments in shares of the Underlying Funds, at cost                $     773       $8,171,350        $ 144,144
Underlying Fund shares held                                                  56        8,171,350           13,784

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                     385          811,716          104,385
   Unit fair value, December 31, 2011                                 $1.008521       $ 0.983629        $0.892741

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --               --               --
   Unit fair value, December 31, 2011                                 $1.005099       $ 0.974938        $0.884906

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                     254            2,879           14,529
   Unit fair value, December 31, 2011                                 $1.002546       $ 0.968533        $0.879074

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --               --               --
   Unit fair value, December 31, 2011                                 $0.999137       $ 0.960039        $0.871352

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                      95        7,547,283           56,965
   Unit fair value, December 31, 2011                                 $1.004996       $ 0.974859        $0.884986

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --              285               --
   Unit fair value, December 31, 2011                                 $1.001603       $ 0.966314        $0.877255

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                      --           12,549            3,129
   Unit fair value, December 31, 2011                                 $1.423077       $ 0.981896        $1.256205

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                    GOLDMAN SACHS    GOLDMAN SACHS
                                                                    VIT STRATEGIC   VIT STRUCTURED     GOLDMAN SACHS
                                                                    INTERNATIONAL      SMALL CAP      VIT STRUCTURED
                                                                     EQUITY FUND      EQUITY FUND    U.S. EQUITY FUND
                                                                   SERVICE SHARES   SERVICE SHARES    SERVICE SHARES
                                                                   --------------   --------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $  99,452        $  93,577         $  11,505
                                                                      ---------        ---------         ---------
   Total assets                                                          99,452           93,577            11,505

LIABILITIES:                                                                 --               --                --
                                                                      ---------        ---------         ---------
   Net assets                                                         $  99,452        $  93,577         $  11,505
                                                                      =========        =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 99,452           93,577            11,505
   Payout reserves                                                           --               --                --
                                                                      ---------        ---------         ---------
                                                                      $  99,452        $  93,577         $  11,505
                                                                      =========        =========         =========

Investments in shares of the Underlying Funds, at cost                $ 111,886        $  90,236         $  10,896
Underlying Fund shares held                                              13,774            8,245             1,063

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  45,546           26,358             9,500
   Unit fair value, December 31, 2011                                 $0.633311        $0.970562         $0.816658

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --               --                --
   Unit fair value, December 31, 2011                                 $0.627760        $0.962055         $0.809517

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                      29            3,489                --
   Unit fair value, December 31, 2011                                 $0.623624        $0.955727         $0.804162

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --               --                --
   Unit fair value, December 31, 2011                                 $0.618151        $0.947340         $0.797101

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                 102,637           67,214             4,620
   Unit fair value, December 31, 2011                                 $0.628154        $0.962008         $0.810901

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --               --                --
   Unit fair value, December 31, 2011                                 $0.622633        $0.953570         $0.803786

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                   5,648               --                --
   Unit fair value, December 31, 2011                                 $1.083020        $1.574466         $1.072884

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                   INVESCO V.I. CORE   INVESCO V.I. GLOBAL     INVESCO V.I.
                                                                      EQUITY FUND        HEALTH CARE FUND      LEISURE FUND
                                                                    SERIES II SHARES     SERIES II SHARES    SERIES II SHARES
                                                                   -----------------   -------------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $ 208,740            $ 107,129            $   4,521
                                                                       ---------            ---------            ---------
   Total assets                                                          208,740              107,129                4,521

LIABILITIES:                                                                  --                   --                   --
                                                                       ---------            ---------            ---------
   Net assets                                                          $ 208,740            $ 107,129            $   4,521
                                                                       =========            =========            =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 208,740              107,129                4,521
   Payout reserves                                                            --                   --                   --
                                                                       ---------            ---------            ---------
                                                                       $ 208,740            $ 107,129            $   4,521
                                                                       =========            =========            =========

Investments in shares of the Underlying Funds, at cost                 $ 183,989            $ 108,205            $   4,376
Underlying Fund shares held                                                7,874                6,305                  596

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  113,983               59,054                5,824
   Unit fair value, December 31, 2011                                  $0.932507            $1.040656            $0.776154

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                       --                   --                   --
   Unit fair value, December 31, 2011                                  $0.924324            $1.037127            $0.769362

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                   58,387                   --                   --
   Unit fair value, December 31, 2011                                  $0.918229            $1.034514            $0.764294

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                       --                   --                   --
   Unit fair value, December 31, 2011                                  $0.910182            $1.030980            $0.757581

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                   48,419               44,036                   --
   Unit fair value, December 31, 2011                                  $0.924372            $1.037211            $0.767134

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                       --                   --                   --
   Unit fair value, December 31, 2011                                  $0.916287            $1.033699            $0.760392

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                    3,985                   --                   --
   Unit fair value, December 31, 2011                                  $1.023927            $1.050567            $1.016656

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                                                       JANUS ASPEN
                                                                     JANUS ASPEN      JANUS ASPEN        PERKINS
                                                                     ENTERPRISE          FORTY        MID CAP VALUE
                                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                   SERVICE SHARES   SERVICE SHARES   SERVICE SHARES
                                                                   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $ 185,988        $ 311,886        $ 561,647
                                                                      ---------        ---------        ---------
   Total assets                                                         185,988          311,886          561,647

LIABILITIES:                                                                 --               --               --
                                                                      ---------        ---------        ---------
   Net assets                                                         $ 185,988        $ 311,886        $ 561,647
                                                                      =========        =========        =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                185,988          311,886          561,647
   Payout reserves                                                           --               --               --
                                                                      ---------        ---------        ---------
                                                                      $ 185,988        $ 311,886        $ 561,647
                                                                      =========        =========        =========

Investments in shares of the Underlying Funds, at cost                $ 163,871        $ 304,734        $ 530,712
Underlying Fund shares held                                               5,039            9,535           36,999

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  62,509          175,509          172,712
   Unit fair value, December 31, 2011                                 $1.019022        $0.900351        $1.017818

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --               --               --
   Unit fair value, December 31, 2011                                 $1.010102        $0.892445        $1.008891

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                  35,443            6,624           11,386
   Unit fair value, December 31, 2011                                 $1.003446        $0.886580        $1.002266

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --               --               --
   Unit fair value, December 31, 2011                                 $0.994617        $0.878790        $0.993458

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  85,669          156,933          366,604
   Unit fair value, December 31, 2011                                 $1.012328        $0.892419        $1.009107

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --            3,952            2,253
   Unit fair value, December 31, 2011                                 $1.003425        $0.884599        $1.000246

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                      --            4,703            1,701
   Unit fair value, December 31, 2011                                 $1.121835        $0.945681        $1.322692

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                     MFS(R) NEW                         OPPENHEIMER
                                                                     DISCOVERY     MFS(R) UTILITIES      BALANCED
                                                                       SERIES           SERIES            FUND/VA
                                                                   SERVICE CLASS     SERVICE CLASS    SERVICE SHARES
                                                                   -------------   ----------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $  63,059         $ 315,310         $ 358,232
                                                                     ---------         ---------         ---------
   Total assets                                                         63,059           315,310           358,232

LIABILITIES:                                                                --                --                --
                                                                     ---------         ---------         ---------
   Net assets                                                        $  63,059         $ 315,310         $ 358,232
                                                                     =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                63,059           315,310           358,232
   Payout reserves                                                          --                --                --
                                                                     ---------         ---------         ---------
                                                                     $  63,059         $ 315,310         $ 358,232
                                                                     =========         =========         =========

Investments in shares of the Underlying Funds, at cost               $  73,233         $ 315,046         $ 336,634
Underlying Fund shares held                                              4,589            12,255            32,071

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                 46,961           136,878           284,489
   Unit fair value, December 31, 2011                                $1.069304         $1.170624         $0.730302

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                     --                --                --
   Unit fair value, December 31, 2011                                $1.065674         $1.166661         $0.723912

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                    228                --             3,466
   Unit fair value, December 31, 2011                                $1.062975         $1.163688         $0.719158

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                     --                --                --
   Unit fair value, December 31, 2011                                $1.059357         $1.159745         $0.712836

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  9,974           130,757           203,499
   Unit fair value, December 31, 2011                                $1.065228         $1.167582         $0.724515

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                     --             2,070               749
   Unit fair value, December 31, 2011                                $1.061626         $1.163617         $0.718161

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                  1,281                --                --
   Unit fair value, December 31, 2011                                $1.543152         $1.181491         $1.062414

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                                        OPPENHEIMER GLOBAL
                                                                   OPPENHEIMER GLOBAL    STRATEGIC INCOME    OPPENHEIMER HIGH
                                                                   SECURITIES FUND/VA        FUND/VA          INCOME FUND/VA
                                                                     SERVICE SHARES       SERVICE SHARES      SERVICE SHARES
                                                                   ------------------   ------------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value            $ 546,302            $ 648,724           $ 107,718
                                                                        ---------            ---------           ---------
   Total assets                                                           546,302              648,724             107,718

LIABILITIES:                                                                   --                   --                  --
                                                                        ---------            ---------           ---------
   Net assets                                                           $ 546,302            $ 648,724           $ 107,718
                                                                        =========            =========           =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                  546,302              648,724             107,718
   Payout reserves                                                             --                   --                  --
                                                                        ---------            ---------           ---------
                                                                        $ 546,302            $ 648,724           $ 107,718
                                                                        =========            =========           =========

Investments in shares of the Underlying Funds, at cost                  $ 553,609            $ 642,400           $ 114,159
Underlying Fund shares held                                                20,077              118,165              56,397

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                   403,252              167,046             100,027
   Unit fair value, December 31, 2011                                   $0.836389            $1.162757           $1.025150

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                        --                   --                  --
   Unit fair value, December 31, 2011                                   $0.829055            $1.152570           $1.021682

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                    96,499                6,291                  --
   Unit fair value, December 31, 2011                                   $0.823614            $1.144985           $1.019096

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                        --                   --                  --
   Unit fair value, December 31, 2011                                   $0.816387            $1.134943           $1.015637

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                   152,004              207,756               2,851
   Unit fair value, December 31, 2011                                   $0.830400            $1.152688           $1.021736

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                        --                3,567                  --
   Unit fair value, December 31, 2011                                   $0.823102            $1.142573           $1.018277

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                     3,353              189,479               1,755
   Unit fair value, December 31, 2011                                   $0.991612            $1.075232           $1.289030

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                      OPPENHEIMER
                                                                      MAIN STREET
                                                                   SMALL- & MID-CAP   PIONEER CULLEN   PIONEER EMERGING
                                                                      FUND(R)/VA         VALUE VCT        MARKETS VCT
                                                                        SERVICE          PORTFOLIO         PORTFOLIO
                                                                      SHARES (a)         CLASS II          CLASS II
                                                                   ----------------   --------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $ 106,861         $ 172,021         $ 580,387
                                                                       ---------         ---------         ---------
   Total assets                                                          106,861           172,021           580,387

LIABILITIES:                                                                  --                --                --
                                                                       ---------         ---------         ---------
   Net assets                                                          $ 106,861         $ 172,021         $ 580,387
                                                                       =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 106,861           172,021           580,387
   Payout reserves                                                            --                --                --
                                                                       ---------         ---------         ---------
                                                                       $ 106,861         $ 172,021         $ 580,387
                                                                       =========         =========         =========

Investments in shares of the Underlying Funds, at cost                 $  97,467         $ 162,094         $ 666,209
Underlying Fund shares held                                                6,279            15,972            24,479

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                   50,246           174,000           274,561
   Unit fair value, December 31, 2011                                  $0.924255         $0.786189         $0.701926

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                       --                --                --
   Unit fair value, December 31, 2011                                  $0.916158         $0.779278         $0.695766

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                       --                --            87,107
   Unit fair value, December 31, 2011                                  $0.910117         $0.774163         $0.691181

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                       --                --                --
   Unit fair value, December 31, 2011                                  $0.902127         $0.767348         $0.685104

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                   65,950            45,227           467,295
   Unit fair value, December 31, 2011                                  $0.916161         $0.778815         $0.697266

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                       --                --               696
   Unit fair value, December 31, 2011                                  $0.908123         $0.771972         $0.691144

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                       --                --             1,341
   Unit fair value, December 31, 2011                                  $1.047781         $1.012037         $0.856890

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                   PIONEER GROWTH      PIONEER
                                                                    OPPORTUNITIES   MID CAP VALUE
                                                                    VCT PORTFOLIO   VCT PORTFOLIO
                                                                       CLASS I         CLASS II
                                                                   --------------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $ 454,720       $ 211,945
                                                                      ---------       ---------
   Total assets                                                         454,720         211,945

LIABILITIES:                                                                 --              --
                                                                      ---------       ---------
   Net assets                                                         $ 454,720       $ 211,945
                                                                      =========       =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                454,720         211,945
   Payout reserves                                                           --              --
                                                                      ---------       ---------
                                                                      $ 454,720       $ 211,945
                                                                      =========       =========

Investments in shares of the Underlying Funds, at cost                $ 381,949       $ 205,205
Underlying Fund shares held                                              20,219          13,457

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                 269,437         145,482
   Unit fair value, December 31, 2011                                 $0.976429       $0.847252

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --              --
   Unit fair value, December 31, 2011                                 $0.967886       $0.839814

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                 112,183          46,301
   Unit fair value, December 31, 2011                                 $0.961502       $0.834286

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --              --
   Unit fair value, December 31, 2011                                 $0.953054       $0.826956

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  85,933          59,778
   Unit fair value, December 31, 2011                                 $0.967179       $0.837368

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                     686              --
   Unit fair value, December 31, 2011                                 $0.958701       $0.830024

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                      --              --
   Unit fair value, December 31, 2011                                 $1.043642       $0.986630

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                  ALLIANCE-        ALLIANCE-        ALLIANCE-        ALLIANCE-
                                                BERNSTEIN VPS    BERNSTEIN VPS    BERNSTEIN VPS    BERNSTEIN VPS     FIDELITY VIP
                                                INTERMEDIATE    INTERNATIONAL       SMALL CAP       SMALL/MID CAP   CONTRAFUND(R)
                                               BOND PORTFOLIO  VALUE PORTFOLIO  GROWTH PORTFOLIO  VALUE PORTFOLIO     PORTFOLIO
                                                   CLASS B          CLASS B          CLASS B           CLASS B     SERVICE CLASS 2
                                               --------------  ---------------  ----------------  ---------------  ---------------
INVESTMENT INCOME:
   Dividends                                       $16,852         $  4,777         $     --         $    777         $  3,891
EXPENSES:
   Mortality and expense risk fees                   7,470            1,690            6,345            3,073            3,758
   Administrative expense fees                         853              191              717              347              450
                                                   -------         --------         --------         --------         --------
      Total expenses                                 8,323            1,881            7,062            3,420            4,208
                                                   -------         --------         --------         --------         --------
      Net investment income (loss)                   8,529            2,896           (7,062)          (2,643)            (317)
                                                   -------         --------         --------         --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                        1,370               --               --               --               --
   Net realized gain (loss) from sales of
      investments                                      522           (1,009)          27,295              861            6,563
                                                   -------         --------         --------         --------         --------
      Net realized gain (loss)                       1,892           (1,009)          27,295              861            6,563
   Change in unrealized gain (loss)                 12,023          (31,966)         (37,994)         (26,063)         (13,628)
                                                   -------         --------         --------         --------         --------
      Net realized and unrealized gain (loss)       13,915          (32,975)         (10,699)         (25,202)          (7,065)
                                                   -------         --------         --------         --------         --------
      Net increase (decrease) in net assets
         from operations                           $22,444         $(30,079)        $(17,761)        $(27,845)        $ (7,382)
                                                   =======         ========         ========         ========         ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                  FIDELITY VIP      FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                               DISCIPLINED SMALL   EQUITY-INCOME     FREEDOM 2005     FREEDOM 2010     FREEDOM 2015
                                                 CAP PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                               SERVICE CLASS 2    SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2
                                               -----------------  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
   Dividends                                         $  16            $ 1,052           $  6             $ 19            $ 1,429

EXPENSES:
   Mortality and expense risk fees                     103                494              2                7              1,313
   Administrative expense fees                          13                 62             --                1                150
                                                     -----            -------           ----             ----            -------
      Total expenses                                   116                556              2                8              1,463
                                                     -----            -------           ----             ----            -------
      Net investment income (loss)                    (100)               496              4               11                (34)
                                                     -----            -------           ----             ----            -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --                 --              1                5                393
   Net realized gain (loss) from sales of
      investments                                      252             (3,200)            --               (1)              (708)
                                                     -----            -------           ----             ----            -------
      Net realized gain (loss)                         252             (3,200)             1                4               (315)
   Change in unrealized gain (loss)                   (846)            (2,330)           (16)             (52)            (2,672)
                                                     -----            -------           ----             ----            -------
      Net realized and unrealized gain (loss)         (594)            (5,530)           (15)             (48)            (2,987)
                                                     -----            -------           ----             ----            -------
      Net increase (decrease) in net assets
         from operations                             $(694)           $(5,034)          $(11)            $(37)           $(3,021)
                                                     =====            =======           ====             ====            =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                 FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP      FIDELITY VIP
                                                 FREEDOM 2020     FREEDOM 2025     FREEDOM 2030     FREEDOM 2035     FREEDOM 2040
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                               SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2
                                               ---------------  ---------------  ---------------  ---------------  -----------------
INVESTMENT INCOME:
   Dividends                                      $  8,848          $ 1,177         $  2,842          $ 2,234           $   679
EXPENSES:
   Mortality and expense risk fees                   2,924              637            2,248            1,553               338
   Administrative expense fees                         387               76              259              177                40
                                                  --------          -------         --------          -------           -------
      Total expenses                                 3,311              713            2,507            1,730               378
                                                  --------          -------         --------          -------           -------
      Net investment income (loss)                   5,537              464              335              504               301
                                                  --------          -------         --------          -------           -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                        1,693              202              444              471                61
   Net realized gain (loss) from sales of
      investments                                     (248)              (4)           4,564             (122)              (29)
                                                  --------          -------         --------          -------           -------
      Net realized gain (loss)                       1,445              198            5,008              349                32
   Change in unrealized gain (loss)                (12,754)          (4,308)         (15,487)          (8,987)           (2,613)
                                                  --------          -------         --------          -------           -------
      Net realized and unrealized gain (loss)      (11,309)          (4,110)         (10,479)          (8,638)           (2,581)
                                                  --------          -------         --------          -------           -------
      Net increase (decrease) in net assets
         from operations                          $ (5,772)         $(3,646)        $(10,144)         $(8,134)          $(2,280)
                                                  ========          =======         ========          =======           =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                  FIDELITY VIP
                                                 FIDELITY VIP     FIDELITY VIP       GROWTH         FIDELITY VIP    FIDELITY VIP
                                                 FREEDOM 2045     FREEDOM 2050    OPPORTUNITIES      INDEX 500         MID CAP
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                               SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2
                                               ---------------  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
   Dividends                                       $   348         $    234         $     --           $  551          $     57
EXPENSES:
   Mortality and expense risk fees                     131              134            9,059              436             3,667
   Administrative expense fees                          14               17            1,036               50               440
                                                   -------         --------         --------           ------          --------
      Total expenses                                   145              151           10,095              486             4,107
                                                   -------         --------         --------           ------          --------
      Net investment income (loss)                     203               83          (10,095)              65            (4,050)
                                                   -------         --------         --------           ------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                          108            1,331               --              652               451
   Net realized gain (loss) from sales of
      investments                                       (2)             179          (14,799)           5,512            (6,808)
                                                   -------         --------         --------           ------          --------
      Net realized gain (loss)                         106            1,510          (14,799)           6,164            (6,357)
   Change in unrealized gain (loss)                 (1,109)          (2,504)         (42,802)             134           (33,282)
                                                   -------         --------         --------           ------          --------
      Net realized and unrealized gain (loss)       (1,003)            (994)         (57,601)           6,298           (39,639)
                                                   -------         --------         --------           ------          --------
      Net increase (decrease) in net assets
            from operations                        $  (800)        $   (911)        $(67,696)          $6,363          $(43,689)
                                                   =======         ========         ========           ======          ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                 FIDELITY VIP     FIDELITY VIP    FT VIP FRANKLIN  FT VIP FRANKLIN    FT VIP MUTUAL
                                                   OVERSEAS         STRATEGIC          INCOME      SMALL CAP VALUE  GLOBAL DISCOVERY
                                                  PORTFOLIO     INCOME PORTFOLIO     SECURITIES       SECURITIES       SECURITIES
                                               SERVICE CLASS 2   SERVICE CLASS 2    FUND CLASS 2     FUND CLASS 2     FUND CLASS 2
                                               ---------------  ----------------  ---------------  ---------------  ----------------
INVESTMENT INCOME:
   Dividends                                       $   128          $ 18,040          $ 78,368         $  2,311         $ 12,676

EXPENSES:
   Mortality and expense risk fees                   1,198             3,791            19,168            4,499            6,470
   Administrative expense fees                         137               458             2,269              514              785
                                                   -------          --------          --------         --------         --------
      Total expenses                                 1,335             4,249            21,437            5,013            7,255
                                                   -------          --------          --------         --------         --------

      Net investment income (loss)                  (1,207)           13,791            56,931           (2,702)           5,421
                                                   -------          --------          --------         --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                          981             7,602                --               --           12,363
   Net realized gain (loss) from sales of
      investments                                   30,597              (286)            3,667           13,276            4,036
                                                   -------          --------          --------         --------         --------
      Net realized gain (loss)                      31,578             7,316             3,667           13,276           16,399
   Change in unrealized gain (loss)                 (8,973)          (22,231)          (42,638)         (24,254)         (51,826)
                                                   -------          --------          --------         --------         --------
      Net realized and unrealized gain (loss)       22,605           (14,915)          (38,971)         (10,978)         (35,427)
                                                   -------          --------          --------         --------         --------
      Net increase (decrease) in net assets
         from operations                           $21,398          $ (1,124)         $ 17,960         $(13,680)        $(30,006)
                                                   =======          ========          ========         ========         ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                 FT VIP     GOLDMAN SACHS   GOLDMAN SACHS    GOLDMAN SACHS
                                               FT VIP MUTUAL    TEMPLETON      BALANCED         EQUITY         GROWTH AND
                                                  SHARES         GROWTH        STRATEGY    GROWTH STRATEGY  INCOME STRATEGY
                                                 SECURITIES    SECURITIES     PORTFOLIO       PORTFOLIO        PORTFOLIO
                                               FUND CLASS 2   FUND CLASS 2     CLASS A         CLASS A          CLASS A
                                               -------------  ------------  -------------  ---------------  ---------------
INVESTMENT INCOME:
   Dividends                                     $  4,076       $  1,682       $ 13,560        $  4,888         $ 19,399

EXPENSES:
   Mortality and expense risk fees                  2,597          1,513         11,001           2,492           12,191
   Administrative expense fees                        307            174          1,239             314            1,443
                                                 --------       --------       --------        --------         --------
      Total expenses                                2,904          1,687         12,240           2,806           13,634
                                                 --------       --------       --------        --------         --------

      Net investment income (loss)                  1,172             (5)         1,320           2,082            5,765
                                                 --------       --------       --------        --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                          --             --             --              --               --
   Net realized gain (loss) from sales of
      investments                                  (3,026)           697         (4,023)          1,480            2,184
                                                 --------       --------       --------        --------         --------
      Net realized gain (loss)                     (3,026)           697         (4,023)          1,480            2,184
   Change in unrealized gain (loss)               (11,929)       (13,703)       (37,392)        (24,320)         (59,514)
                                                 --------       --------       --------        --------         --------
      Net realized and unrealized gain (loss)     (14,955)       (13,006)       (41,415)        (22,840)         (57,330)
                                                 --------       --------       --------        --------         --------
      Net increase (decrease) in net assets
         from operations                         $(13,783)      $(13,011)      $(40,095)       $(20,758)        $(51,565)
                                                 ========       ========       ========        ========         ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                               GOLDMAN SACHS  GOLDMAN SACHS
                                                   GROWTH     INTERNATIONAL  GOLDMAN SACHS GOLDMAN SACHS   GOLDMAN SACHS
                                                  STRATEGY     REAL ESTATE    REAL ESTATE    TECHNOLOGY   VIT CORE FIXED
                                                 PORTFOLIO      SECURITIES    SECURITIES     TOLLKEEPER     INCOME FUND
                                                  CLASS A      FUND CLASS A  FUND CLASS A   FUND CLASS A  SERVICE SHARES
                                               -------------  -------------  ------------  -------------  --------------
INVESTMENT INCOME:
   Dividends                                     $ 16,936       $  1,251        $  573       $      --        $12,740

EXPENSES:
   Mortality and expense risk fees                  9,623            556           527          11,403          6,817
   Administrative expense fees                      1,134             67            60           1,294            773
                                                 --------       --------        ------       ---------        -------
      Total expenses                               10,757            623           587          12,697          7,590
                                                 --------       --------        ------       ---------        -------

      Net investment income (loss)                  6,179            628           (14)        (12,697)         5,150
                                                 --------       --------        ------       ---------        -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                          --             --            --              --             --
   Net realized gain (loss) from sales of
      investments                                   7,577          1,149         2,906          56,112          1,284
                                                 --------       --------        ------       ---------        -------
      Net realized gain (loss)                      7,577          1,149         2,906          56,112          1,284
   Change in unrealized gain (loss)               (69,702)       (11,483)         (203)       (159,861)        21,325
                                                 --------       --------        ------       ---------        -------
      Net realized and unrealized gain (loss)     (62,125)       (10,334)        2,703        (103,749)        22,609
                                                 --------       --------        ------       ---------        -------
      Net increase (decrease) in net assets
         from operations                         $(55,946)      $ (9,706)       $2,689       $(116,446)       $27,759
                                                 ========       ========        ======       =========        =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                GOLDMAN SACHS
                                                GOLDMAN SACHS   GOLDMAN SACHS    VIT GROWTH     GOLDMAN SACHS  GOLDMAN SACHS
                                                 VIT EQUITY    VIT GOVERNMENT   OPPORTUNITIES   VIT LARGE CAP    VIT MID CAP
                                                 INDEX FUND     INCOME FUND         FUND         VALUE FUND      VALUE FUND
                                               SERVICE SHARES  SERVICE SHARES  SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                                               --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
   Dividends                                      $  1,918        $13,088         $     --        $    839         $   4

EXPENSES:
   Mortality and expense risk fees                   2,272         16,305            2,652           1,107           162
   Administrative expense fees                         260          1,880              309             139            19
                                                  --------        -------         --------        --------         -----
      Total expenses                                 2,532         18,185            2,961           1,246           181
                                                  --------        -------         --------        --------         -----

      Net investment income (loss)                    (614)        (5,097)          (2,961)           (407)         (177)
                                                  --------        -------         --------        --------         -----

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --         54,618            3,075              --            --
   Net realized gain (loss) from sales of
      investments                                    5,172          9,659            6,455           2,412          (683)
                                                  --------        -------         --------        --------         -----
      Net realized gain (loss)                       5,172         64,277            9,530           2,412          (683)
   Change in unrealized gain (loss)                (10,878)        (4,947)         (24,715)        (11,749)          (49)
                                                  --------        -------         --------        --------         -----
      Net realized and unrealized gain (loss)       (5,706)        59,330          (15,185)         (9,337)         (732)
                                                  --------        -------         --------        --------         -----
      Net increase (decrease) in net assets
         from operations                          $ (6,320)       $54,233         $(18,146)       $ (9,744)        $(909)
                                                  ========        =======         ========        ========         =====

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                GOLDMAN SACHS   GOLDMAN SACHS
                                                GOLDMAN SACHS   GOLDMAN SACHS   VIT STRATEGIC  VIT STRUCTURED    GOLDMAN SACHS
                                                  VIT MONEY     VIT STRATEGIC   INTERNATIONAL     SMALL CAP     VIT STRUCTURED
                                                 MARKET FUND    GROWTH FUND      EQUITY FUND     EQUITY FUND   U.S. EQUITY FUND
                                               SERVICE SHARES  SERVICE SHARES  SERVICE SHARES  SERVICE SHARES   SERVICE SHARES
                                               --------------  --------------  --------------  --------------  ----------------
INVESTMENT INCOME:
   Dividends                                      $    420        $   363         $  3,554        $    543         $   172

EXPENSES:
   Mortality and expense risk fees                  85,608          2,100            1,474           2,906             198
   Administrative expense fees                       9,597            255              174             334              25
                                                  --------        -------         --------        --------         -------
      Total expenses                                95,205          2,355            1,648           3,240             223
                                                  --------        -------         --------        --------         -------

      Net investment income (loss)                 (94,785)        (1,992)           1,906          (2,697)            (51)
                                                  --------        -------         --------        --------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --             --               --              --              --
   Net realized gain (loss) from sales of
      investments                                       --          3,209            5,415          69,483           2,699
                                                  --------        -------         --------        --------         -------
      Net realized gain (loss)                          --          3,209            5,415          69,483           2,699
   Change in unrealized gain (loss)                     --         (9,373)         (25,429)        (43,524)         (1,806)
                                                  --------        -------         --------        --------         -------
      Net realized and unrealized gain (loss)           --         (6,164)         (20,014)         25,959             893
                                                  --------        -------         --------        --------         -------
      Net increase (decrease) in net assets
         from operations                          $(94,785)       $(8,156)        $(18,108)       $ 23,262         $   842
                                                  ========        =======         ========        ========         =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   INVESCO V.I.                        JANUS ASPEN     JANUS ASPEN
                                                 INVESCO V.I.      GLOBAL HEALTH     INVESCO V.I.      ENTERPRISE         FORTY
                                               CORE EQUITY FUND      CARE FUND       LEISURE FUND       PORTFOLIO       PORTFOLIO
                                               SERIES II SHARES  SERIES II SHARES  SERIES II SHARES  SERVICE SHARES  SERVICE SHARES
                                               ----------------  ----------------  ----------------  --------------  --------------
INVESTMENT INCOME:
   Dividends                                       $ 1,639            $    --           $  15           $     --        $    872

EXPENSES:
   Mortality and expense risk fees                   2,799                412              44              2,317           4,372
   Administrative expense fees                         326                 48               6                265             521
                                                   -------            -------           -----           --------        --------
      Total expenses                                 3,125                460              50              2,582           4,893
                                                   -------            -------           -----           --------        --------

      Net investment income (loss)                  (1,486)              (460)            (35)            (2,582)         (4,021)
                                                   -------            -------           -----           --------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --                 --              --                 --              --
   Net realized gain (loss) from sales of
      investments                                    2,167               (503)              5              7,150           4,937
                                                   -------            -------           -----           --------        --------
      Net realized gain (loss)                       2,167               (503)              5              7,150           4,937
   Change in unrealized gain (loss)                 (5,661)            (1,079)           (217)           (14,409)        (34,913)
                                                   -------            -------           -----           --------        --------
      Net realized and unrealized gain (loss)       (3,494)            (1,582)           (212)            (7,259)        (29,976)
                                                   -------            -------           -----           --------        --------
      Net increase (decrease) in net assets
         from operations                           $(4,980)           $(2,042)          $(247)          $ (9,841)       $(33,997)
                                                   =======            =======           =====           ========        ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                 JANUS ASPEN       MFS(R) NEW        MFS(R)        OPPENHEIMER       OPPENHEIMER
                                               PERKINS MID CAP     DISCOVERY       UTILITIES        BALANCED      GLOBAL SECURITIES
                                               VALUE PORTFOLIO       SERIES          SERIES          FUND/VA           FUND/VA
                                                SERVICE SHARES   SERVICE CLASS   SERVICE CLASS   SERVICE SHARES     SERVICE SHARES
                                               ---------------   -------------   -------------   --------------   -----------------
INVESTMENT INCOME:
   Dividends                                      $  3,420         $     --         $4,526          $  6,528          $   7,681

EXPENSES:
   Mortality and expense risk fees                   6,777              709          1,586             4,275              9,329
   Administrative expense fees                         791               86            189               520              1,099
                                                  --------         --------         ------          --------          ---------
      Total expenses                                 7,568              795          1,775             4,795             10,428
                                                  --------         --------         ------          --------          ---------

      Net investment income (loss)                  (4,148)            (795)         2,751             1,733             (2,747)
                                                  --------         --------         ------          --------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --            8,063             --                --                 --
   Net realized gain (loss) from sales of
      investments                                    9,679          (11,583)           (81)            4,927             17,732
                                                  --------         --------         ------          --------          ---------
      Net realized gain (loss)                       9,679           (3,520)           (81)            4,927             17,732
   Change in unrealized gain (loss)                (42,775)         (11,782)            89           (12,287)          (107,581)
                                                  --------         --------         ------          --------          ---------
      Net realized and unrealized gain (loss)      (33,096)         (15,302)             8            (7,360)           (89,849)
                                                  --------         --------         ------          --------          ---------
      Net increase (decrease) in net assets
         from operations                          $(37,244)        $(16,097)        $2,759          $ (5,627)         $ (92,596)
                                                  ========         ========         ======          ========          =========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    OPPENHEIMER
                                                                                    MAIN STREET                      PIONEER
                                                  OPPENHEIMER      OPPENHEIMER   SMALL- & MID-CAP  PIONEER CULLEN   EMERGING
                                               GLOBAL STRATEGIC       HIGH          FUND(R)/VA        VALUE VCT    MARKETS VCT
                                                INCOME FUND/VA   INCOME FUND/VA      SERVICE          PORTFOLIO     PORTFOLIO
                                                SERVICE SHARES   SERVICE SHARES     SHARES (a)        CLASS II       CLASS II
                                               ----------------  --------------  ----------------  --------------  -----------
INVESTMENT INCOME:
   Dividends                                       $ 16,487         $    43          $    527         $ 1,110       $      --

EXPENSES:
   Mortality and expense risk fees                    7,988             874             1,513           1,849          10,213
   Administrative expense fees                        1,102             110               179             234           1,178
                                                   --------         -------          --------         -------       ---------
      Total expenses                                  9,090             984             1,692           2,083          11,391
                                                   --------         -------          --------         -------       ---------

      Net investment income (loss)                    7,397            (941)           (1,165)           (973)        (11,391)
                                                   --------         -------          --------         -------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                         7,174              --                --              --              --
   Net realized gain (loss) from sales of
      investments                                    50,223          (2,393)            8,689             830           6,684
                                                   --------         -------          --------         -------       ---------
      Net realized gain (loss)                       57,397          (2,393)            8,689             830           6,684
   Change in unrealized gain (loss)                 (61,542)         (6,617)          (14,020)         (7,900)       (202,543)
                                                   --------         -------          --------         -------       ---------
      Net realized and unrealized gain (loss)        (4,145)         (9,010)           (5,331)         (7,070)       (195,859)
                                                   --------         -------          --------         -------       ---------
      Net increase (decrease) in net assets
         from operations                           $  3,252         $(9,951)         $ (6,496)        $(8,043)      $(207,250)
                                                   ========         =======          ========         =======       =========

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                               PIONEER GROWTH  PIONEER MID CAP
                                                OPPORTUNITIES      VALUE VCT
                                                VCT PORTFOLIO      PORTFOLIO
                                                   CLASS I         CLASS II
                                               --------------  ----------------
INVESTMENT INCOME:
   Dividends                                      $     --         $  1,582

EXPENSES:
   Mortality and expense risk fees                   6,213            2,834
   Administrative expense fees                         732              334
                                                  --------         --------
      Total expenses                                 6,945            3,168
                                                  --------         --------

      Net investment income (loss)                  (6,945)          (1,586)
                                                  --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --               --
   Net realized gain (loss) from sales of
      investments                                    9,937             (805)
                                                  --------         --------
      Net realized gain (loss)                       9,937             (805)
   Change in unrealized gain (loss)                (22,043)         (17,873)
                                                  --------         --------
      Net realized and unrealized gain (loss)      (12,106)         (18,678)
                                                  --------         --------
      Net increase (decrease) in net assets
         from operations                          $(19,051)        $(20,264)
                                                  ========         ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                             ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                             VPS INTERMEDIATE      VPS INTERNATIONAL       VPS SMALL CAP
                                              BOND PORTFOLIO        VALUE PORTFOLIO       GROWTH PORTFOLIO
                                                  CLASS B               CLASS B                CLASS B
                                           --------------------   -------------------   --------------------
                                             2011        2010       2011       2010        2011       2010
                                           --------   ---------   --------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  8,529   $   2,850   $  2,896   $  1,513   $  (7,062)  $ (1,973)
   Net realized gain (loss)                   1,892      18,106     (1,009)      (950)     27,295     (1,880)
   Change in unrealized gain (loss)          12,023       4,744    (31,966)     6,390     (37,994)    43,612
                                           --------   ---------   --------   --------   ---------   --------
   Net increase (decrease) in net assets
      from operations                        22,444      25,700    (30,079)     6,953     (17,761)    39,759
                                           --------   ---------   --------   --------   ---------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    145,763     264,873     22,576     19,608     101,101     77,812
   Withdrawals                              (18,062)    (18,688)    (2,511)    (1,212)     (3,897)    (8,429)
   Contract benefits                             --          --         --         --          --         --
   Contract charges                            (381)       (222)      (121)      (129)       (321)      (106)
   Transfers                                466,328    (532,200)   (13,513)   (14,506)   (170,402)   202,862
   Other transfers from (to) the General
      Account                                 4,771     563,686        (19)    26,788      40,354      1,222
                                           --------   ---------   --------   --------   ---------   --------
   Net increase (decrease) in net assets
      from contract transactions            598,419     277,449      6,412     30,549     (33,165)   273,361
                                           --------   ---------   --------   --------   ---------   --------
   Net increase (decrease) in net assets    620,863     303,149    (23,667)    37,502     (50,926)   313,120

NET ASSETS:
   Beginning of year                        345,672      42,523    119,156     81,654     363,913     50,793
                                           --------   ---------   --------   --------   ---------   --------
   End of year                             $966,535   $ 345,672   $ 95,489   $119,156   $ 312,987   $363,913
                                           ========   =========   ========   ========   =========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                            ALLIANCEBERNSTEIN       FIDELITY VIP         FIDELITY VIP
                                            VPS SMALL/MID CAP       CONTRAFUND(R)     DISCIPLINED SMALL
                                             VALUE PORTFOLIO          PORTFOLIO         CAP PORTFOLIO
                                                 CLASS B           SERVICE CLASS 2     SERVICE CLASS 2
                                           -------------------   ------------------   -----------------
                                             2011       2010       2011       2010       2011     2010
                                           --------   --------   --------   -------    -------   -----
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $ (2,643)  $ (1,339)  $   (317)  $   392    $  (100)  $ (13)
   Net realized gain (loss)                     861     12,655      6,563     1,256        252    (514)
   Change in unrealized gain (loss)         (26,063)    14,962    (13,628)    6,258       (846)     14
                                           --------   --------   --------   -------    -------   -----
   Net increase (decrease) in net assets
      from operations                       (27,845)    26,278     (7,382)    7,906       (694)   (513)
                                           --------   --------   --------   -------    -------   -----

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     60,206     23,943    222,995    39,442      6,025     161
   Withdrawals                              (12,665)    (1,689)    (6,631)   (2,516)        --      --
   Contract benefits                             --         --         --        --         --      --
   Contract charges                            (128)       (88)      (279)      (45)       (43)     (9)
   Transfers                                (19,857)   (79,699)    13,019    39,442        891     527
   Other transfers from (to) the General
      Account                                31,168      6,405    174,517       514      7,194      --
                                           --------   --------   --------   -------    -------   -----
   Net increase (decrease) in net assets
      from contract transactions             58,724    (51,128)   403,621    76,837     14,067     679
                                           --------   --------   --------   -------    -------   -----
   Net increase (decrease) in net assets     30,879    (24,850)   396,239    84,743     13,373     166

NET ASSETS:
   Beginning of year                        154,271    179,121     84,743        --        166      --
                                           --------   --------   --------   -------    -------   -----
   End of year                             $185,150   $154,271   $480,982   $84,743    $13,539   $ 166
                                           ========   ========   ========   =======    =======   =====

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                             FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                            EQUITY-INCOME      FREEDOM 2005      FREEDOM 2010
                                              PORTFOLIO         PORTFOLIO         PORTFOLIO
                                           SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
                                           ---------------   ---------------   ---------------
                                             2011     2010     2011   2010       2011    2010
                                           -------   -----     ----   ----      ------   ----
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $   496   $  --     $  4    $ 2      $   11   $  4
   Net realized gain (loss)                 (3,200)    105        1     --           4      3
   Change in unrealized gain (loss)         (2,330)      2      (16)    --         (52)    (2)
                                           -------   -----     ----    ---      ------   ----
   Net increase (decrease) in net assets
      from operations                       (5,034)    107      (11)     2         (37)     5
                                           -------   -----     ----    ---      ------   ----

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    19,305      46      244     92         839    221
   Withdrawals                              (1,020)     --       --     --          --     --
   Contract benefits                            --      --       --     --          --     --
   Contract charges                            (46)     (1)      (6)    (1)        (22)    (6)
   Transfers                                19,436      --       --     --          --     --
   Other transfers from (to) the General
      Account                               12,384    (103)      --     --          --     --
                                           -------   -----     ----    ---      ------   ----
   Net increase (decrease) in net assets
      from contract transactions            50,059     (58)     238     91         817    215
                                           -------   -----     ----    ---      ------   ----
   Net increase (decrease) in net assets    45,025      49      227     93         780    220

NET ASSETS:
   Beginning of year                            49      --       93     --         220     --
                                           -------   -----     ----    ---      ------   ----
   End of year                             $45,074   $  49     $320    $93      $1,000   $220
                                           =======   =====     ====    ===      ======   ====

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                              FIDELITY VIP          FIDELITY VIP         FIDELITY VIP
                                              FREEDOM 2015          FREEDOM 2020         FREEDOM 2025
                                                PORTFOLIO            PORTFOLIO            PORTFOLIO
                                             SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                           ------------------   -------------------   -----------------
                                             2011       2010      2011       2010       2011      2010
                                           --------   -------   --------   --------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $    (34)  $ 1,232   $  5,537   $  2,034   $   464   $   414
   Net realized gain (loss)                    (315)      637      1,445        624       198       116
   Change in unrealized gain (loss)          (2,672)       96    (12,754)     4,322    (4,308)    1,008
                                           --------   -------   --------   --------   -------   -------
   Net increase (decrease) in net assets
      from operations                        (3,021)    1,965     (5,772)     6,980    (3,646)    1,538
                                           --------   -------   --------   --------   -------   -------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     16,542     3,492     53,944     41,053    26,108     3,847
   Withdrawals                                   --        --         --         --        --        --
   Contract benefits                             --        --         --         --        --        --
   Contract charges                            (102)      (38)      (195)       (53)     (129)      (17)
   Transfers                                (24,972)    1,578      7,224     64,232     9,308       199
   Other transfers from (to) the General
      Account                                11,979    68,202    253,934     19,657     4,681    20,551
                                           --------   -------   --------   --------   -------   -------
   Net increase (decrease) in net assets
      from contract transactions              3,447    73,234    314,907    124,889    39,968    24,580
                                           --------   -------   --------   --------   -------   -------
   Net increase (decrease) in net assets        426    75,199    309,135    131,869    36,322    26,118

NET ASSETS:
   Beginning of year                         75,199        --    131,869         --    26,118        --
                                           --------   -------   --------   --------   -------   -------
   End of year                             $ 75,625   $75,199   $441,004   $131,869   $62,440   $26,118
                                           ========   =======   ========   ========   =======   =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                               FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                               FREEDOM 2030         FREEDOM 2035         FREEDOM 2040
                                                PORTFOLIO             PORTFOLIO           PORTFOLIO
                                             SERVICE CLASS 2       SERVICE CLASS 2     SERVICE CLASS 2
                                           -------------------   ------------------   -----------------
                                             2011       2010       2011       2010      2011      2010
                                           --------   --------   --------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $    335   $  1,781   $    504   $ 1,293   $   301   $   155
   Net realized gain (loss)                   5,008      1,022        349     5,272        32     1,398
   Change in unrealized gain (loss)         (15,487)    15,902     (8,987)   (2,498)   (2,613)     (594)
                                           --------   --------   --------   -------   -------   -------
   Net increase (decrease) in net assets
      from operations                       (10,144)    18,705     (8,134)    4,067    (2,280)      959
                                           --------   --------   --------   -------   -------   -------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     44,578     15,188     41,331     6,751    24,117     3,832
   Withdrawals                               (7,115)        --         --        --        --        --
   Contract benefits                             --         --         --        --        --        --
   Contract charges                            (308)      (129)      (182)      (45)     (202)      (38)
   Transfers                                (40,924)   108,304      5,459    81,710     2,282     8,153
   Other transfers from (to) the General
      Account                                 2,925     15,254        439         9       571        (2)
                                           --------   --------   --------   -------   -------   -------
   Net increase (decrease) in net assets
      from contract transactions               (844)   138,617     47,047    88,425    26,768    11,945
                                           --------   --------   --------   -------   -------   -------
   Net increase (decrease) in net assets    (10,988)   157,322     38,913    92,492    24,488    12,904

NET ASSETS:
   Beginning of year                        157,322         --     92,492        --    12,904        --
                                           --------   --------   --------   -------   -------   -------
   End of year                             $146,334   $157,322   $131,405   $92,492   $37,392   $12,904
                                           ========   ========   ========   =======   =======   =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                             FIDELITY VIP       FIDELITY VIP          FIDELITY VIP
                                             FREEDOM 2045       FREEDOM 2050      GROWTH OPPORTUNITIES
                                               PORTFOLIO          PORTFOLIO             PORTFOLIO
                                            SERVICE CLASS 2    SERVICE CLASS 2       SERVICE CLASS 2
                                           ----------------   -----------------   --------------------
                                             2011     2010      2011      2010       2011       2010
                                           -------   ------   -------   -------    --------   -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $   203   $   35   $    83   $   101    $(10,095)  $   (56)
   Net realized gain (loss)                    106      206     1,510       333     (14,799)      390
   Change in unrealized gain (loss)         (1,109)     (37)   (2,504)      641     (42,802)    1,263
                                           -------   ------   -------   -------    --------   -------
   Net increase (decrease) in net assets
      from operations                         (800)     204      (911)    1,075     (67,696)    1,597
                                           -------   ------   -------   -------    --------   -------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    18,051    2,543     5,173     1,012     129,798    11,872
   Withdrawals                                  --       --        --        --        (191)   (1,518)
   Contract benefits                            --       --        --        --          --        --
   Contract charges                           (134)     (26)     (112)      (26)       (476)       (2)
   Transfers                                  (472)      --        (4)   (4,501)    727,289    12,528
   Other transfers from (to) the General
      Account                                   59       --       945    11,485      38,081        (1)
                                           -------   ------   -------   -------    --------   -------
   Net increase (decrease) in net assets
      from contract transactions            17,504    2,517     6,002     7,970     894,501    22,879
                                           -------   ------   -------   -------    --------   -------
   Net increase (decrease) in net assets    16,704    2,721     5,091     9,045     826,805    24,476

NET ASSETS:
   Beginning of year                         2,721       --     9,045        --      24,476        --
                                           -------   ------   -------   -------    --------   -------
   End of year                             $19,425   $2,721   $14,136   $ 9,045    $851,281   $24,476
                                           =======   ======   =======   =======    ========   =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                             FIDELITY VIP        FIDELITY VIP
                                              INDEX 500             MID CAP             FIDELITY VIP
                                              PORTFOLIO            PORTFOLIO         OVERSEAS PORTFOLIO
                                           SERVICE CLASS 2      SERVICE CLASS 2        SERVICE CLASS 2
                                           ---------------   --------------------   --------------------
                                             2011     2010      2011       2010       2011        2010
                                           -------   -----   ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $    65   $ (16)  $  (4,050)  $   (329)  $  (1,207)  $  4,386
   Net realized gain (loss)                  6,164    (323)     (6,357)       288      31,578     (3,361)
   Change in unrealized gain (loss)            134      14     (33,282)     9,792      (8,973)     7,123
                                           -------   -----   ---------   --------   ---------   --------
   Net increase (decrease) in net assets
      from operations                        6,363    (325)    (43,689)     9,751      21,398      8,148
                                           -------   -----   ---------   --------   ---------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    17,349     208     147,881     25,879       9,326      4,254
   Withdrawals                                  --      --        (373)        --          --         --
   Contract benefits                            --      --          --         --          --         --
   Contract charges                            (71)     (8)       (270)       (45)        (25)       (20)
   Transfers                                 5,925     343    (190,545)   242,525    (562,383)   529,241
   Other transfers from (to) the General
      Account                                1,318      --      48,962         80         478         98
                                           -------   -----   ---------   --------   ---------   --------
   Net increase (decrease) in net assets
      from contract transactions            24,521     543       5,655    268,439    (552,604)   533,573
                                           -------   -----   ---------   --------   ---------   --------
   Net increase (decrease) in net assets    30,884     218     (38,034)   278,190    (531,206)   541,721

NET ASSETS:
   Beginning of year                           218      --     278,190         --     541,721         --
                                           -------   -----   ---------   --------   ---------   --------
   End of year                             $31,102   $ 218   $ 240,156   $278,190   $  10,515   $541,721
                                           =======   =====   =========   ========   =========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                              FIDELITY VIP                                   FT VIP FRANKLIN
                                            STRATEGIC INCOME        FT VIP FRANKLIN          SMALL CAP VALUE
                                                PORTFOLIO          INCOME SECURITIES         SECURITIES FUND
                                             SERVICE CLASS 2          FUND CLASS 2               CLASS 2
                                           ------------------   -----------------------   --------------------
                                             2011      2010        2011         2010        2011        2010
                                           --------  --------   ----------   ----------   --------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $ 13,791  $    265   $   56,931   $   33,021   $ (2,702)  $  (2,237)
   Net realized gain (loss)                   7,316     8,211        3,667        2,507     13,276      15,199
   Change in unrealized gain (loss)         (22,231)     (924)     (42,638)      53,643    (24,254)     34,971
                                           --------  --------   ----------   ----------   --------   ---------
   Net increase (decrease) in net assets
      from operations                        (1,124)    7,552       17,960       89,171    (13,680)     47,933
                                           --------  --------   ----------   ----------   --------   ---------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     94,113    24,213      369,218      220,772    115,623      38,522
   Withdrawals                               (4,646)       --      (41,765)     (34,125)    (6,942)    (16,985)
   Contract benefits                             --        --           --           --         --          --
   Contract charges                            (133)      (20)        (787)        (408)      (209)       (164)
   Transfers                                182,666   (10,855)       7,756       48,059    (34,294)   (100,185)
   Other transfers from (to) the General
      Account                               161,343     3,219      613,822      249,604     70,253      73,262
                                           --------  --------   ----------   ----------   --------   ---------
   Net increase (decrease) in net assets
      from contract transactions            433,343    16,557      948,244      483,902    144,431      (5,550)
                                           --------  --------   ----------   ----------   --------   ---------
   Net increase (decrease) in net assets    432,219    24,109      966,204      573,073    130,751      42,383

NET ASSETS:
   Beginning of year                         24,109        --    1,027,271      454,198    261,907     219,524
                                           --------  --------   ----------   ----------   --------   ---------
   End of year                             $456,328  $ 24,109   $1,993,475   $1,027,271   $392,658   $ 261,907
                                           ========  ========   ==========   ==========   ========   =========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                              FT VIP MUTUAL
                                             GLOBAL DISCOVERY       FT VIP MUTUAL       FT VIP TEMPLETON
                                             SECURITIES FUND      SHARES SECURITIES     GROWTH SECURITIES
                                                  CLASS 2            FUND CLASS 2         FUND CLASS 2
                                           -------------------   -------------------   ------------------
                                             2011       2010       2011       2010       2011       2010
                                           --------   --------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  5,421   $     60   $  1,172   $    556   $     (5)  $  (406)
   Net realized gain (loss)                  16,399      1,809     (3,026)     2,139        697      (216)
   Change in unrealized gain (loss)         (51,826)    28,848    (11,929)    11,930    (13,703)    7,567
                                           --------   --------   --------   --------   --------   -------
   Net increase (decrease) in net assets
      from operations                       (30,006)    30,717    (13,783)    14,625    (13,011)    6,945
                                           --------   --------   --------   --------   --------   -------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    168,131     98,195     54,414     63,355     23,782    14,604
   Withdrawals                               (5,699)    (3,527)    (1,102)   (13,694)      (271)       --
   Contract benefits                             --         --         --         --         --        --
   Contract charges                            (823)      (618)      (274)      (209)       (60)      (52)
   Transfers                                (19,215)    20,584    (39,177)       933     (2,375)   (2,144)
   Other transfers from (to) the General
      Account                               137,081     35,916      8,682     47,192     29,312    30,256
                                           --------   --------   --------   --------   --------   -------
   Net increase (decrease) in net assets
      from contract transactions            279,475    150,550     22,543     97,577     50,388    42,664
                                           --------   --------   --------   --------   --------   -------
   Net increase (decrease) in net assets    249,469    181,267      8,760    112,202     37,377    49,609

NET ASSETS:
   Beginning of year                        367,388    186,121    175,473     63,271     90,678    41,069
                                           --------   --------   --------   --------   --------   -------
   End of year                             $616,857   $367,388   $184,233   $175,473   $128,055   $90,678
                                           ========   ========   ========   ========   ========   =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                              GOLDMAN SACHS         GOLDMAN SACHS         GOLDMAN SACHS
                                            BALANCED STRATEGY       EQUITY GROWTH       GROWTH AND INCOME
                                                PORTFOLIO         STRATEGY PORTFOLIO    STRATEGY PORTFOLIO
                                                 CLASS A               CLASS A               CLASS A
                                           -------------------   -------------------   -------------------
                                             2011       2010       2011       2010       2011       2010
                                           --------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  1,320   $  7,679   $  2,082   $  1,392   $  5,765   $  8,815
   Net realized gain (loss)                  (4,023)     2,250      1,480      3,110      2,184      4,758
   Change in unrealized gain (loss)         (37,392)    20,874    (24,320)    16,606    (59,514)    49,157
                                           --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net assets
      from operations                       (40,095)    30,803    (20,758)    21,108    (51,565)    62,730
                                           --------   --------   --------   --------   --------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    169,834    349,532     48,318     94,302    189,275    278,277
   Withdrawals                              (13,835)   (17,204)    (1,137)   (14,805)    (2,124)   (26,931)
   Contract benefits                             --       (175)        --         --         --         --
   Contract charges                          (1,346)    (1,370)      (656)      (681)    (2,038)    (1,735)
   Transfers                                (61,381)   (19,810)   (11,533)   (32,632)   (43,199)   (15,061)
   Other transfers from (to) the General
      Account                                 8,002     50,999         (3)    14,948      5,903     39,076
                                           --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net assets
      from contract transactions            101,274    361,972     34,989     61,132    147,817    273,626
                                           --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net assets     61,179    392,775     14,231     82,240     96,252    336,356

NET ASSETS:
   Beginning of year                        701,627    308,852    192,385    110,145    863,205    526,849
                                           --------   --------   --------   --------   --------   --------
   End of year                             $762,806   $701,627   $206,616   $192,385   $959,457   $863,205
                                           ========   ========   ========   ========   ========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                              GOLDMAN SACHS         GOLDMAN SACHS
                                             GROWTH STRATEGY     INTERNATIONAL REAL   GOLDMAN SACHS REAL
                                                PORTFOLIO         ESTATE SECURITIES    ESTATE SECURITIES
                                                 CLASS A            FUND CLASS A         FUND CLASS A
                                           -------------------   ------------------   ------------------
                                             2011       2010       2011       2010      2011       2010
                                           --------   --------   --------   -------   --------   -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  6,179   $  7,693   $    628   $ 2,290   $    (14)  $    80
   Net realized gain (loss)                   7,577        505      1,149    (1,260)     2,906     2,389
   Change in unrealized gain (loss)         (69,702)    59,365    (11,483)    5,723       (203)    1,347
                                           --------   --------   --------   -------   --------   -------
   Net increase (decrease) in net assets
      from operations                       (55,946)    67,563     (9,706)    6,753      2,689     3,816
                                           --------   --------   --------   -------   --------   -------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     89,999    125,011      8,798    11,704     21,277     5,813
   Withdrawals                              (27,521)   (32,358)      (628)      (80)      (787)      (85)
   Contract benefits                             --        (88)        --        --         --        --
   Contract charges                          (1,022)    (1,056)       (96)      (83)      (102)      (76)
   Transfers                                (40,593)    14,610     (8,814)   (2,839)   (18,896)   (5,168)
   Other transfers from (to) the General
      Account                                    38        287         63    13,369      1,232       (51)
                                           --------   --------   --------   -------   --------   -------
   Net increase (decrease) in net assets
      from contract transactions             20,901    106,406       (677)   22,071      2,724       433
                                           --------   --------   --------   -------   --------   -------
   Net increase (decrease) in net assets    (35,045)   173,969    (10,383)   28,824      5,413     4,249

NET ASSETS:
   Beginning of year                        760,997    587,028     50,280    21,456     39,299    35,050
                                           --------   --------   --------   -------   --------   -------
   End of year                             $725,952   $760,997   $ 39,897   $50,280   $ 44,712   $39,299
                                           ========   ========   ========   =======   ========   =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                         GOLDMAN SACHS         GOLDMAN SACHS
                                                 GOLDMAN SACHS           VIT CORE FIXED         VIT EQUITY
                                             TECHNOLOGY TOLLKEEPER        INCOME FUND           INDEX FUND
                                                 FUND CLASS A            SERVICE SHARES       SERVICE SHARES
                                           ------------------------   -------------------   ------------------
                                               2011         2010        2011       2010       2011       2010
                                           -----------   ----------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $   (12,697)  $   (8,133)  $  5,150   $  6,244   $   (614)  $    19
   Net realized gain (loss)                     56,112       30,372      1,284      7,234      5,172    (4,874)
   Change in unrealized gain (loss)           (159,861)      94,753     21,325     (2,069)   (10,878)    5,445
                                           -----------   ----------   --------   --------   --------   -------
   Net increase (decrease) in net assets
      from operations                         (116,446)     116,992     27,759     11,409     (6,320)      590
                                           -----------   ----------   --------   --------   --------   -------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        77,382       72,912    343,137    107,939     41,842    41,832
   Withdrawals                                  (5,071)      (3,501)    (9,033)    (7,491)    (6,581)   (5,969)
   Contract benefits                                --           --         --         --         --        --
   Contract charges                               (201)        (171)      (140)      (141)      (135)     (118)
   Transfers                                (1,048,805)     718,594    120,581    (52,547)    (6,989)     (380)
   Other transfers from (to) the General
      Account                                    3,875       33,424     27,828    180,998      1,163     1,966
                                           -----------   ----------   --------   --------   --------   -------
   Net increase (decrease) in net assets
      from contract transactions              (972,820)     821,258    482,373    228,758     29,300    37,331
                                           -----------   ----------   --------   --------   --------   -------
   Net increase (decrease) in net assets    (1,089,266)     938,250    510,132    240,167     22,980    37,921

NET ASSETS:
   Beginning of year                         1,406,147      467,897    362,158    121,991     90,295    52,374
                                           -----------   ----------   --------   --------   --------   -------
   End of year                             $   316,881   $1,406,147   $872,290   $362,158   $113,275   $90,295
                                           ===========   ==========   ========   ========   ========   =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                       GOLDMAN SACHS         GOLDMAN SACHS
                                              GOLDMAN SACHS VIT          VIT GROWTH          VIT LARGE CAP
                                           GOVERNMENT INCOME FUND    OPPORTUNITIES FUND        VALUE FUND
                                               SERVICE SHARES          SERVICE SHARES        SERVICE SHARES
                                           ----------------------   -------------------   -------------------
                                              2011        2010        2011       2010       2011       2010
                                           ----------   ---------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $   (5,097)  $   2,690   $ (2,961)  $ (2,129)  $   (407)  $ (1,881)
   Net realized gain (loss)                    64,277      38,280      9,530     11,488      2,412     13,018
   Change in unrealized gain (loss)            (4,947)     (1,021)   (24,715)    14,493    (11,749)    (1,669)
                                           ----------   ---------   --------   --------   --------   --------
   Net increase (decrease) in net assets
      from operations                          54,233      39,949    (18,146)    23,852     (9,744)     9,468
                                           ----------   ---------   --------   --------   --------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      284,998     236,200     26,168     86,734     11,475     26,108
   Withdrawals                               (305,425)    (22,404)    (9,603)   (12,140)    (2,541)   (93,004)
   Contract benefits                         (253,418)         --         --         --         --         --
   Contract charges                              (447)       (427)      (203)      (157)       (60)       (84)
   Transfers                                   77,479    (256,225)   (38,193)   (69,860)   (25,683)   (30,349)
   Other transfers from (to) the General
      Account                                 700,990     313,755     41,031     12,516        393        248
                                           ----------   ---------   --------   --------   --------   --------
   Net increase (decrease) in net assets
      from contract transactions              504,177     270,899     19,200     17,093    (16,416)   (97,081)
                                           ----------   ---------   --------   --------   --------   --------
   Net increase (decrease) in net assets      558,410     310,848      1,054     40,945    (26,160)   (87,613)

NET ASSETS:
   Beginning of year                          888,237     577,389    175,865    134,920    102,198    189,811
                                           ----------   ---------   --------   --------   --------   --------
   End of year                             $1,446,647   $ 888,237   $176,919   $175,865   $ 76,038   $102,198
                                           ==========   =========   ========   ========   ========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                            GOLDMAN SACHS
                                             VIT MID CAP          GOLDMAN SACHS            GOLDMAN SACHS VIT
                                              VALUE FUND      VIT MONEY MARKET FUND      STRATEGIC GROWTH FUND
                                           SERVICE SHARES        SERVICE SHARES              SERVICE SHARES
                                           -------------------------------------------    --------------------
                                            2011     2010       2011         2010           2011       2010
                                           ------    ----   -----------   -----------     --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $ (177)   $  1   $   (94,785)  $   (75,961)    $ (1,992)  $ (2,022)
   Net realized gain (loss)                  (683)     --            --            --        3,209      6,624
   Change in unrealized gain (loss)           (49)     15            --            --       (9,373)    10,802
                                           ------    ----   -----------   -----------     --------   --------
   Net increase (decrease) in net assets
      from operations                        (909)     16       (94,785)      (75,961)      (8,156)    15,404
                                           ------    ----   -----------   -----------     --------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      589      87     2,088,869     1,151,872       26,787     28,176
   Withdrawals                                 --      --    (1,201,440)      (51,144)      (5,561)    (2,462)
   Contract benefits                           --      --            --           (79)          --         --
   Contract charges                            (8)     (2)       (1,187)       (1,025)        (165)      (151)
   Transfers                                  873      94     1,898,541    (1,449,754)     (14,079)   (58,317)
   Other transfers from (to) the General
      Account                                  --      (1)      713,895     1,018,900          703     22,933
                                           ------    ----   -----------   -----------     --------   --------
   Net increase (decrease) in net assets
      from contract transactions            1,454     178     3,498,678       668,770        7,685     (9,821)
                                           ------    ----   -----------   -----------     --------   --------
   Net increase (decrease) in net assets      545     194     3,403,893       592,809         (471)     5,583

NET ASSETS:
   Beginning of year                          194      --     4,767,457     4,174,648      160,776    155,193
                                           ------    ----   -----------   -----------     --------   --------
   End of year                             $  739    $194   $ 8,171,350   $ 4,767,457     $160,305   $160,776
                                           ======    ====   ===========   ===========     ========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                              GOLDMAN SACHS          GOLDMAN SACHS
                                              VIT STRATEGIC         VIT STRUCTURED         GOLDMAN SACHS
                                              INTERNATIONAL        SMALL CAP EQUITY     VIT STRUCTURED U.S.
                                                EQUITY FUND              FUND               EQUITY FUND
                                              SERVICE SHARES        SERVICE SHARES         SERVICE SHARES
                                           -------------------   --------------------   -------------------
                                             2011       2010        2011       2010       2011       2010
                                           --------   --------   ---------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  1,906   $    358   $  (2,697)  $    104   $    (51)  $     31
   Net realized gain (loss)                   5,415      2,842      69,483        168      2,699    (10,468)
   Change in unrealized gain (loss)         (25,429)     7,653     (43,524)    44,640     (1,806)     2,109
                                           --------   --------   ---------   --------   --------   --------
   Net increase (decrease) in net assets
      from operations                       (18,108)    10,853      23,262     44,912        842     (8,328)
                                           --------   --------   ---------   --------   --------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     25,482     37,818      17,111     21,261      3,687     23,838
   Withdrawals                               (8,315)   (21,558)     (8,322)      (315)    (4,100)       (92)
   Contract benefits                             --         --          --         --         --         --
   Contract charges                             (97)       (88)        (99)       (86)       (64)       (71)
   Transfers                                (33,533)    55,233    (634,493)   600,232    (19,334)     6,491
   Other transfers from (to) the General
      Account                                 8,580         (1)      8,029        121      4,374        411
                                           --------   --------   ---------   --------   --------   --------
   Net increase (decrease) in net assets
      from contract transactions             (7,883)    71,404    (617,774)   621,213    (15,437)    30,577
                                           --------   --------   ---------   --------   --------   --------
   Net increase (decrease) in net assets    (25,991)    82,257    (594,512)   666,125    (14,595)    22,249

NET ASSETS:
   Beginning of year                        125,443     43,186     688,089     21,964     26,100      3,851
                                           --------   --------   ---------   --------   --------   --------
   End of year                             $ 99,452   $125,443   $  93,577   $688,089   $ 11,505   $ 26,100
                                           ========   ========   =========   ========   ========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                   INVESCO V.I.
                                            INVESCO V.I. CORE      GLOBAL HEALTH      INVESCO V.I.
                                               EQUITY FUND           CARE FUND        LEISURE FUND
                                             SERIES II SHARES    SERIES II SHARES   SERIES II SHARES
                                           -------------------   ----------------   ----------------
                                             2011       2010       2011      2010    2011      2010
                                           --------   --------   --------    ----   ------   -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $ (1,486)  $ (1,072)  $   (460)   $ --   $  (35)  $  (133)
   Net realized gain (loss)                   2,167      6,911       (503)     --        5      (219)
   Change in unrealized gain (loss)          (5,661)     9,978     (1,079)      3     (217)      268
                                           --------   --------   --------    ----   ------   -------
   Net increase (decrease) in net assets
      from operations                        (4,980)    15,817     (2,042)      3     (247)      (84)
                                           --------   --------   --------    ----   ------   -------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     24,787     86,376      2,335     138    1,740     3,777
   Withdrawals                               (6,085)   (81,627)       (86)     --       --    (1,047)
   Contract benefits                             --         --         --      --       --        --
   Contract charges                             (89)       (81)       (36)     (2)     (15)      (22)
   Transfers                                 (8,778)    (3,581)   106,819      --       --    (1,415)
   Other transfers from (to) the General
      Account                                   228     19,411         --      --       --        12
                                           --------   --------   --------    ----   ------   -------
   Net increase (decrease) in net assets
      from contract transactions             10,063     20,498    109,032     136    1,725     1,305
                                           --------   --------   --------    ----   ------   -------
   Net increase (decrease) in net assets      5,083     36,315    106,990     139    1,478     1,221

NET ASSETS:
   Beginning of year                        203,657    167,342        139      --    3,043     1,822
                                           --------   --------   --------    ----   ------   -------
   End of year                             $208,740   $203,657   $107,129    $139   $4,521   $ 3,043
                                           ========   ========   ========    ====   ======   =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                            JANUS ASPEN
                                                JANUS ASPEN           JANUS ASPEN         PERKINS MID CAP
                                           ENTERPRISE PORTFOLIO     FORTY PORTFOLIO       VALUE PORTFOLIO
                                              SERVICE SHARES         SERVICE SHARES       SERVICE SHARES
                                           --------------------   -------------------   -------------------
                                             2011        2010       2011       2010       2011       2010
                                           --------    --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $ (2,582)   $ (1,969)  $ (4,021)  $ (2,420)  $ (4,148)  $ (2,431)
   Net realized gain (loss)                   7,150       3,603      4,937      1,648      9,679      8,427
   Change in unrealized gain (loss)         (14,409)     21,984    (34,913)    24,596    (42,775)    47,316
                                           --------    --------   --------   --------   --------   --------
   Net increase (decrease) in net assets
      from operations                        (9,841)     23,618    (33,997)    23,824    (37,244)    53,312
                                           --------    --------   --------   --------   --------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     56,593      30,961     85,488    120,938    148,876    167,427
   Withdrawals                               (5,443)     (1,593)   (11,400)    (9,157)   (17,643)   (72,472)
   Contract benefits                             --          --         --         --         --         --
   Contract charges                            (166)       (156)      (485)      (355)      (383)      (342)
   Transfers                                (14,053)    (25,707)   (95,091)    63,914    (68,129)    (6,737)
   Other transfers from (to) the General
      Account                                 8,497       1,887      9,567     33,146    100,970    105,991
                                           --------    --------   --------   --------   --------   --------
   Net increase (decrease) in net assets
      from contract transactions             45,428       5,392    (11,921)   208,486    163,691    193,867
                                           --------    --------   --------   --------   --------   --------
   Net increase (decrease) in net assets     35,587      29,010    (45,918)   232,310    126,447    247,179

NET ASSETS:
   Beginning of year                        150,401     121,391    357,804    125,494    435,200    188,021
                                           --------    --------   --------   --------   --------   --------
   End of year                             $185,988    $150,401   $311,886   $357,804   $561,647   $435,200
                                           ========    ========   ========   ========   ========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                               MFS(R) NEW        MFS(R) UTILITIES       OPPENHEIMER
                                            DISCOVERY SERIES          SERIES          BALANCED FUND/VA
                                              SERVICE CLASS       SERVICE CLASS        SERVICE SHARES
                                           ------------------   -----------------   -------------------
                                             2011       2010      2011      2010      2011       2010
                                           --------   -------   --------   ------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $   (795)  $  (315)  $  2,751   $  (10)  $  1,733   $ (1,202)
   Net realized gain (loss)                  (3,520)   14,502        (81)       1      4,927        748
   Change in unrealized gain (loss)         (11,782)    1,609         89      175    (12,287)    22,553
                                           --------   -------   --------   ------   --------   --------
   Net increase (decrease) in net assets
      from operations                       (16,097)   15,796      2,759      166     (5,627)    22,099
                                           --------   -------   --------   ------   --------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      8,177     1,210     44,369    3,502     67,843     84,708
   Withdrawals                               (2,092)       --       (409)      --    (15,340)    (3,972)
   Contract benefits                             --        --         --       --         --         --
   Contract charges                             (44)       (4)       (82)     (16)      (596)      (446)
   Transfers                                 37,150    (6,096)   213,016      574    (16,071)    41,659
   Other transfers from (to) the General
      Account                                25,057         2     51,431       --     25,739     57,867
                                           --------   -------   --------   ------   --------   --------
   Net increase (decrease) in net assets
      from contract transactions             68,248    (4,888)   308,325    4,060     61,575    179,816
                                           --------   -------   --------   ------   --------   --------
   Net increase (decrease) in net assets     52,151    10,908    311,084    4,226     55,948    201,915

NET ASSETS:
   Beginning of year                         10,908        --      4,226       --    302,284    100,369
                                           --------   -------   --------   ------   --------   --------
   End of year                             $ 63,059   $10,908   $315,310   $4,226   $358,232   $302,284
                                           ========   =======   ========   ======   ========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                        OPPENHEIMER
                                            OPPENHEIMER GLOBAL        GLOBAL STRATEGIC        OPPENHEIMER HIGH
                                            SECURITIES FUND/VA         INCOME FUND/VA          INCOME FUND/VA
                                              SERVICE SHARES           SERVICE SHARES          SERVICE SHARES
                                           --------------------   -----------------------   --------------------
                                              2011       2010        2011         2010        2011        2010
                                           ---------   --------   ----------   ----------   --------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  (2,747)  $ (1,358)  $    7,397   $    3,235   $   (941)  $  (1,065)
   Net realized gain (loss)                   17,732      1,392       57,397       12,976     (2,393)     14,744
   Change in unrealized gain (loss)         (107,581)    61,584      (61,542)      62,114     (6,617)        175
                                           ---------   --------   ----------   ----------   --------   ---------
   Net increase (decrease) in net assets
      from operations                        (92,596)    61,618        3,252       78,325     (9,951)     13,854
                                           ---------   --------   ----------   ----------   --------   ---------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     142,219    129,073      139,976       80,418     31,057     128,617
   Withdrawals                               (16,221)   (73,264)     (18,256)     (19,575)      (260)         --
   Contract benefits                              --         --           --           --         --          --
   Contract charges                             (447)      (302)        (463)        (369)       (13)        (14)
   Transfers                                (217,921)   (98,287)    (788,862)   1,007,979     (2,536)   (422,792)
   Other transfers from (to) the General
      Account                                 45,565     62,683       46,447       49,686     83,954     285,802
                                           ---------   --------   ----------   ----------   --------   ---------
   Net increase (decrease) in net assets
      from contract transactions             (46,805)    19,903     (621,158)   1,118,139    112,202      (8,387)
                                           ---------   --------   ----------   ----------   --------   ---------
   Net increase (decrease) in net assets    (139,401)    81,521     (617,906)   1,196,464    102,251       5,467

NET ASSETS:
   Beginning of year                         685,703    604,182    1,266,630       70,166      5,467          --
                                           ---------   --------   ----------   ----------   --------   ---------
   End of year                             $ 546,302   $685,703   $  648,724   $1,266,630   $107,718   $   5,467
                                           =========   ========   ==========   ==========   ========   =========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                               OPPENHEIMER
                                               MAIN STREET
                                             SMALL- & MID-CAP       PIONEER CULLEN        PIONEER EMERGING
                                                FUND(R)/VA       VALUE VCT PORTFOLIO   MARKETS VCT PORTFOLIO
                                            SERVICE SHARES (a)         CLASS II               CLASS II
                                           -------------------   -------------------   ---------------------
                                             2011       2010       2011       2010        2011        2010
                                           --------   --------   --------   --------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $ (1,165)  $   (884)  $   (973)  $   (806)  $ (11,391)  $  (8,623)
   Net realized gain (loss)                   8,689     11,369        830        498       6,684      26,800
   Change in unrealized gain (loss)         (14,020)    11,851     (7,900)    10,815    (202,543)     46,366
                                           --------   --------   --------   --------   ---------   ---------
   Net increase (decrease) in net assets
      from operations                        (6,496)    22,336     (8,043)    10,507    (207,250)     64,543
                                           --------   --------   --------   --------   ---------   ---------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     39,421     53,069     47,716     64,540     157,268     189,729
   Withdrawals                               (5,430)   (11,858)    (5,051)    (3,354)     (6,485)    (57,611)
   Contract benefits                             --         --         --         --          --          --
   Contract charges                            (257)      (240)      (162)      (147)       (502)       (395)
   Transfers                                (41,846)   (59,974)      (649)   (13,143)   (258,042)   (126,744)
   Other transfers from (to) the General
      Account                                 4,459        402        197         52      16,465     104,823
                                           --------   --------   --------   --------   ---------   ---------
   Net increase (decrease) in net assets
      from contract transactions             (3,653)   (18,601)    42,051     47,948     (91,296)    109,802
                                           --------   --------   --------   --------   ---------   ---------
   Net increase (decrease) in net assets    (10,149)     3,735     34,008     58,455    (298,546)    174,345

NET ASSETS:
   Beginning of year                        117,010    113,275    138,013     79,558     878,933     704,588
                                           --------   --------   --------   --------   ---------   ---------
   End of year                             $106,861   $117,010   $172,021   $138,013   $ 580,387   $ 878,933
                                           ========   ========   ========   ========   =========   =========

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                              PIONEER GROWTH
                                              OPPORTUNITIES        PIONEER MID CAP
                                              VCT PORTFOLIO      VALUE VCT PORTFOLIO
                                                 CLASS I               CLASS II
                                           -------------------   -------------------
                                             2011       2010       2011       2010
                                           --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $ (6,945)  $ (5,915)  $ (1,586)  $   (740)
   Net realized gain (loss)                   9,937     13,401       (805)     2,907
   Change in unrealized gain (loss)         (22,043)    64,465    (17,873)    21,883
                                           --------   --------   --------   --------
   Net increase (decrease) in net assets
      from operations                       (19,051)    71,951    (20,264)    24,050
                                           --------   --------   --------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     63,108    116,854     51,766     49,454
   Withdrawals                              (18,018)   (73,853)   (15,625)   (21,292)
   Contract benefits                             --         --         --         --
   Contract charges                            (288)      (247)      (137)      (121)
   Transfers                                (37,495)   (44,567)     9,556     (4,706)
   Other transfers from (to) the General
      Account                                 1,488     75,653      6,380     43,010
                                           --------   --------   --------   --------
   Net increase (decrease) in net assets
      from contract transactions              8,795     73,840     51,940     66,345
                                           --------   --------   --------   --------
   Net increase (decrease) in net assets    (10,256)   145,791     31,676     90,395

NET ASSETS:
   Beginning of year                        464,976    319,185    180,269     89,874
                                           --------   --------   --------   --------
   End of year                             $454,720   $464,976   $211,945   $180,269
                                           ========   ========   ========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Commonwealth Annuity Separate Account A (the "Separate Account"), which funds the Commonwealth Annuity Advantage IV, Commonwealth Annuity Preferred Plus and Commonwealth Annuity Horizon annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on February 15, 2007, for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs").

     Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC.

     Sixty-three Sub-Accounts are currently offered by the Separate Account, of which sixty-two had activity during the year. One Sub-Account had no Contract Owner activity and zero balance at December 31, 2011. The One Sub-Account is as follows:

SUB-ACCOUNT

Fidelity VIP Freedom Income Portfolio Service Class 2

     Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS

Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
AllianceBernstein Variable Products Series Fund, Inc.
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
MFS(R) Variable Insurance Trust(SM)
Oppenheimer Variable Account Funds
Pioneer Variable Contracts Trust

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

     The following Underlying Fund was renamed as indicated:

DATE             NEW NAME                                   OLD NAME
--------------   ----------------------------------------   ---------------------------------
April 29, 2011   Oppenheimer Main Street Small- & Mid-Cap   Oppenheimer Main Street Small Cap
                    Fund(R)/VA Service Shares                  Fund(R)/VA Service Shares

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     FINANCIAL INSTRUMENTS - FASB ASC Topic 820 "Fair Value Measurements and Disclosures" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under FASB ASC Topic 820, fair value measurements do not include transaction costs. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

     The three levels of the fair value hierarchy under FASB ASC Topic 820 are described below:

                         Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

     A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

     ANNUITIZED CONTRACTS - Net assets allocated to contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to either the 1983A or Annuity 2000 mortality tables. The assumed investment return is 2.5 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate.

     Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed) reduced by applicable deductions, charges, and state premium taxes. Withdrawals are payments to Contract Owners and beneficiaries made under the terms of the Contracts and amounts that Contract Owners have requested to be withdrawn and paid to them. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers are amounts that Contract Owners have directed to be moved among variable Sub-Accounts. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2011.

     DIVERSIFICATION REQUIREMENT - Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     Commonwealth Annuity assesses a charge to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also makes an administrative charge. Both of these charges are imposed during the accumulation and annuity payout phase.

     A contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts. When contract value has been allocated to more than one investment option, the Contract fee is deducted from the Purchase Payments and related earnings in the chronological order in which they were received.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

     Subject to state availability, Commonwealth Annuity offers a number of optional riders. A separate charge is made for each rider.

     Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each sub-account (Unit Fair Value deductions) or deducted from individual contracts (Contract deductions). Current fees and charges are summarized in the table below. For more detailed information about fees and charges, refer to the product prospectuses.

                                                            COMMONWEALTH                       COMMONWEALTH
                                           COMMONWEALTH       ANNUITY        COMMONWEALTH   ANNUITY PREFERRED  COMMONWEALTH
                                              ANNUITY    ADVANTAGE IV WITH     ANNUITY          PLUS WITH         ANNUITY
                                           ADVANTAGE IV  OPTIONAL RIDER(S)  PREFERRED PLUS  OPTIONAL RIDER(S)     HORIZON
                                           ------------  -----------------  --------------  -----------------  ------------
Annual Contract Fee                           $  30           $  30             $  30             $  30           $  30

Separate Account Annual Expenses
   Mortality and Expense Risk                  1.15%           1.15%             1.35%             1.35%           0.60%
   Administrative Expenses                     0.15%           0.15%             0.15%             0.15%           0.15%
                                              -----           -----             -----             -----            ----
Total Separate Account Annual
   Expense without optional riders             1.30%           1.30%             1.50%             1.50%           0.75%
                                              =====           =====             =====             =====            ====

Sub-account Rider Charges:
   Optional Step-Up Death Benefit Charge        N/A            0.20%              N/A              0.20%            N/A
   No Withdrawal Charge Rider                   N/A            0.35%              N/A               N/A             N/A

Contract Rider Charges:
   Guaranteed Lifetime Withdrawal
      Benefit ("GLWB") Rider:
      Maximum Charge:                          1.00%           1.00%             1.00%             1.00%            N/A
      Current Charge:                          0.50%           0.50%             0.50%             0.50%            N/A

   GLWB Plus for Two
      Maximum Charge:                          1.50%           1.50%             1.50%             1.50%            N/A
      Current Charge:                          0.75%           0.75%             0.75%             0.75%            N/A

                                     WHEN CHARGE IS DEDUCTED                            HOW DEDUCTED
                                    -------------------------   ------------------------------------------------------------
Annual Contract Fee                 Annually, and upon full     Charged against individual contracts
                                    surrender of the contract
Mortality and Expense Risk Charge   Daily                       Deducted from sub-accounts as a reduction in Unit Fair Value
Administrative Charge               Daily                       Deducted from sub-accounts as a reduction in Unit Fair Value
Sub-account Rider Charges           Daily                       Deducted from sub-accounts as a reduction in Unit Fair Value
Contract Rider Charges              Monthly                     Charged against individual contracts

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged may vary by the product, the age of the Contract Owner, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. Total surrender charges assessed under a Contract will never exceed 8% of the total Purchase Payments (not including Purchase Payment Bonuses) made under the Contract.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

     The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of these fees and charges are available in the product prospectuses.

     Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Trust ("GST") and Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2011, management fees of the underlying GST and Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of GST funds and Goldman Sachs VIT funds. The GST and Goldman Sachs VIT funds' advisory agreement provided for fees ranging from 0.34% to 1.22% for GST funds and ranging from 0.22% to 0.99% for the Goldman Sachs VIT funds based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each fund paid a fee equal to an annual rate ranging from 0.26% to 0.36% for the GST funds and from 0.07% to 0.25% for the Goldman Sachs VIT funds of the fund's average daily net assets.

NOTE 4 - CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO CLASS B
   Issuance of Units                                                        509,074     1,347,200
   Redemption of Units                                                      (39,257)   (1,102,038)
                                                                         ----------    ----------
      Net increase (decrease)                                               469,817       245,162
                                                                         ==========    ==========

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO CLASS B
   Issuance of Units                                                        108,817       102,124
   Redemption of Units                                                     (107,021)      (45,448)
                                                                         ----------    ----------
      Net increase (decrease)                                                 1,796        56,676
                                                                         ==========    ==========

ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO CLASS B
   Issuance of Units                                                        780,157       451,889
   Redemption of Units                                                     (838,054)     (164,938)
                                                                         ----------    ----------
      Net increase (decrease)                                               (57,897)      286,951
                                                                         ==========    ==========

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
   Issuance of Units                                                        378,509       169,398
   Redemption of Units                                                     (329,632)     (235,610)
                                                                         ----------    ----------
      Net increase (decrease)                                                48,877       (66,212)
                                                                         ==========    ==========

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                        896,779       144,861
   Redemption of Units                                                     (509,829)      (66,229)
                                                                         ----------    ----------
      Net increase (decrease)                                               386,950        78,632
                                                                         ==========    ==========

FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         36,102        19,510
   Redemption of Units                                                      (23,519)      (19,359)
                                                                         ----------    ----------
      Net increase (decrease)                                                12,583           151
                                                                         ==========    ==========

FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                        102,647         3,515
   Redemption of Units                                                      (59,250)       (3,468)
                                                                         ----------    ----------
      Net increase (decrease)                                                43,397            47
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2005 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                            227            90
   Redemption of Units                                                           (6)           (1)
                                                                         ----------    ----------
      Net increase (decrease)                                                   221            89
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2010 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                            773           213
   Redemption of Units                                                          (21)           (5)
                                                                         ----------    ----------
      Net increase (decrease)                                                   752           208
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2015 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         83,045        71,102
   Redemption of Units                                                      (81,224)          (37)
                                                                         ----------    ----------
      Net increase (decrease)                                                 1,821        71,065
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2020 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                        333,410       170,142
   Redemption of Units                                                      (34,753)      (46,470)
                                                                         ----------    ----------
      Net increase (decrease)                                               298,657       123,672
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2025 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         37,065        24,351
   Redemption of Units                                                         (981)          (22)
                                                                         ----------    ----------
      Net increase (decrease)                                                36,084        24,329
                                                                         ==========    ==========

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
FIDELITY VIP FREEDOM 2030 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         80,706       152,472
   Redemption of Units                                                      (84,866)       (6,139)
                                                                         ----------    ----------
      Net increase (decrease)                                                (4,160)      146,333
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2035 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         44,861        86,301
   Redemption of Units                                                       (1,540)         (632)
                                                                         ----------    ----------
      Net increase (decrease)                                                43,321        85,669
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2040 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         25,300        11,978
   Redemption of Units                                                         (572)          (38)
                                                                         ----------    ----------
      Net increase (decrease)                                                24,728        11,940
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2045 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         17,831         2,539
   Redemption of Units                                                       (1,233)          (25)
                                                                         ----------    ----------
      Net increase (decrease)                                                16,598         2,514
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2050 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                          8,451        12,862
   Redemption of Units                                                       (2,869)       (4,524)
                                                                         ----------    ----------
      Net increase (decrease)                                                 5,582         8,338
                                                                         ==========    ==========

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                      1,303,905        61,737
   Redemption of Units                                                     (565,554)      (39,757)
                                                                         ----------    ----------
      Net increase (decrease)                                               738,351        21,980
                                                                         ==========    ==========

FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                        238,060        24,921
   Redemption of Units                                                     (209,016)      (24,717)
                                                                         ----------    ----------
      Net increase (decrease)                                                29,044           204
                                                                         ==========    ==========

FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                        286,012       243,146
   Redemption of Units                                                     (291,968)         (274)
                                                                         ----------    ----------
      Net increase (decrease)                                                (5,956)      242,872
                                                                         ==========    ==========

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         15,166       583,574
   Redemption of Units                                                     (484,995)     (102,274)
                                                                         ----------    ----------
      Net increase (decrease)                                              (469,829)      481,300
                                                                         ==========    ==========

FIDELITY VIP STRATEGIC INCOME PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                        823,975       262,962
   Redemption of Units                                                     (423,424)     (239,810)
                                                                         ----------    ----------
      Net increase (decrease)                                               400,551        23,152
                                                                         ==========    ==========

FT VIP FRANKLIN INCOME SECURITIES FUND CLASS 2
   Issuance of Units                                                      1,171,417       630,202
   Redemption of Units                                                     (249,000)     (121,584)
                                                                         ----------    ----------
      Net increase (decrease)                                               922,417       508,618
                                                                         ==========    ==========

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
   Issuance of Units                                                        303,143       353,696
   Redemption of Units                                                     (151,296)     (369,651)
                                                                         ----------    ----------
      Net increase (decrease)                                               151,847       (15,955)
                                                                         ==========    ==========

FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND CLASS 2
   Issuance of Units                                                        450,419       209,854
   Redemption of Units                                                     (164,129)      (42,191)
                                                                         ----------    ----------
      Net increase (decrease)                                               286,290       167,663
                                                                         ==========    ==========

FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
   Issuance of Units                                                        135,590       186,523
   Redemption of Units                                                     (119,780)      (59,299)
                                                                         ----------    ----------
      Net increase (decrease)                                                15,810       127,224
                                                                         ==========    ==========

FT VIP TEMPLETON GROWTH SECURITIES FUND CLASS 2
   Issuance of Units                                                         74,484        79,548
   Redemption of Units                                                      (11,565)      (18,720)
                                                                         ----------    ----------
      Net increase (decrease)                                                62,919        60,828
                                                                         ==========    ==========

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO CLASS A
   Issuance of Units                                                        576,859       419,656
   Redemption of Units                                                     (491,840)      (49,240)
                                                                         ----------    ----------
      Net increase (decrease)                                                85,019       370,416
                                                                         ==========    ==========

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO CLASS A
   Issuance of Units                                                         71,024       163,863
   Redemption of Units                                                      (28,801)      (76,840)
                                                                         ----------    ----------
      Net increase (decrease)                                                42,223        87,023
                                                                         ==========    ==========

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO CLASS A
   Issuance of Units                                                        233,001       577,522
   Redemption of Units                                                      (74,384)     (258,599)
                                                                         ----------    ----------
      Net increase (decrease)                                               158,617       318,923
                                                                         ==========    ==========

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO CLASS A
   Issuance of Units                                                        129,667       248,529
   Redemption of Units                                                     (102,403)     (109,865)
                                                                         ----------    ----------
      Net increase (decrease)                                                27,264       138,664
                                                                         ==========    ==========

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND CLASS A
   Issuance of Units                                                         17,855       106,542
   Redemption of Units                                                      (17,967)      (66,343)
                                                                         ----------    ----------
      Net increase (decrease)                                                  (112)       40,199
                                                                         ==========    ==========

GOLDMAN SACHS REAL ESTATE SECURITIES FUND CLASS A
   Issuance of Units                                                         30,935        89,291
   Redemption of Units                                                      (28,591)      (94,861)
                                                                         ----------    ----------
      Net increase (decrease)                                                 2,344        (5,570)
                                                                         ==========    ==========

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND CLASS A
   Issuance of Units                                                        331,270     1,225,660
   Redemption of Units                                                   (1,158,710)     (560,206)
                                                                         ----------    ----------
      Net increase (decrease)                                              (827,440)      665,454
                                                                         ==========    ==========

GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
   Issuance of Units                                                        505,196       734,388
   Redemption of Units                                                      (86,226)     (524,026)
                                                                         ----------    ----------
      Net increase (decrease)                                               418,970       210,362
                                                                         ==========    ==========

GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
   Issuance of Units                                                        453,431       214,997
   Redemption of Units                                                     (427,591)     (179,236)
                                                                         ----------    ----------
      Net increase (decrease)                                                25,840        35,761
                                                                         ==========    ==========

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
   Issuance of Units                                                      2,082,696     1,738,891
   Redemption of Units                                                   (1,654,018)   (1,485,148)
                                                                         ----------    ----------
      Net increase (decrease)                                               428,678       253,743
                                                                         ==========    ==========

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
   Issuance of Units                                                        110,966       140,135
   Redemption of Units                                                     (101,154)     (124,461)
                                                                         ----------    ----------
      Net increase (decrease)                                                 9,812        15,674
                                                                         ==========    ==========

GOLDMAN SACHS VIT LARGE CAP VALUE FUND SERVICE SHARES
   Issuance of Units                                                         42,437       173,382
   Redemption of Units                                                      (66,183)     (303,198)
                                                                         ----------    ----------
      Net increase (decrease)                                               (23,746)     (129,816)
                                                                         ==========    ==========

GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
   Issuance of Units                                                         36,720           180
   Redemption of Units                                                      (36,163)           (2)
                                                                         ----------    ----------
      Net increase (decrease)                                                   557           178
                                                                         ==========    ==========

GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
   Issuance of Units                                                      8,456,018     3,845,827
   Redemption of Units                                                   (4,899,085)   (3,183,794)
                                                                         ----------    ----------
      Net increase (decrease)                                             3,556,933       662,033
                                                                         ==========    ==========

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
   Issuance of Units                                                         48,862        70,096
   Redemption of Units                                                      (42,504)      (79,504)
                                                                         ----------    ----------
      Net increase (decrease)                                                 6,358        (9,408)
                                                                         ==========    ==========

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
   Issuance of Units                                                        109,591       173,517
   Redemption of Units                                                     (121,926)      (69,516)
                                                                         ----------    ----------
      Net increase (decrease)                                               (12,335)      104,001
                                                                         ==========    ==========

GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND SERVICE SHARES
   Issuance of Units                                                        171,210       682,957
   Redemption of Units                                                     (780,277)       (5,699)
                                                                         ----------    ----------
      Net increase (decrease)                                              (609,067)      677,258
                                                                         ==========    ==========

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
   Issuance of Units                                                         20,749       428,710
   Redemption of Units                                                      (39,424)     (401,290)
                                                                         ----------    ----------
      Net increase (decrease)                                               (18,675)       27,420
                                                                         ==========    ==========

INVESCO V.I. CORE EQUITY FUND SERIES II SHARES
   Issuance of Units                                                         44,016       229,671
   Redemption of Units                                                      (35,180)     (204,544)
                                                                         ----------    ----------
      Net increase (decrease)                                                 8,836        25,127
                                                                         ==========    ==========

INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES II SHARES
   Issuance of Units                                                        196,560           139
   Redemption of Units                                                      (93,607)           (2)
                                                                         ----------    ----------
      Net increase (decrease)                                               102,953           137
                                                                         ==========    ==========

INVESCO V.I. LEISURE FUND SERIES II SHARES
   Issuance of Units                                                          2,188        89,724
   Redemption of Units                                                          (78)      (88,681)
                                                                         ----------    ----------
      Net increase (decrease)                                                 2,110         1,043
                                                                         ==========    ==========

JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
   Issuance of Units                                                        103,126       140,564
   Redemption of Units                                                      (63,396)     (140,347)
                                                                         ----------    ----------
      Net increase (decrease)                                                39,730           217
                                                                         ==========    ==========

JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
   Issuance of Units                                                        118,322       290,281
   Redemption of Units                                                     (137,288)      (58,443)
                                                                         ----------    ----------
      Net increase (decrease)                                               (18,966)      231,838
                                                                         ==========    ==========

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE SHARES
   Issuance of Units                                                        384,621       358,644
   Redemption of Units                                                     (241,175)     (149,140)
                                                                         ----------    ----------
      Net increase (decrease)                                               143,446       209,504
                                                                         ==========    ==========

MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
   Issuance of Units                                                        153,945       187,048
   Redemption of Units                                                     (104,520)     (178,028)
                                                                         ----------    ----------
      Net increase (decrease)                                                49,425         9,020
                                                                         ==========    ==========

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
MFS(R) UTILITIES SERIES SERVICE CLASS
   Issuance of Units                                                        326,097         3,836
   Redemption of Units                                                      (60,189)          (38)
                                                                         ----------    ----------
      Net increase (decrease)                                               265,908         3,798
                                                                         ==========    ==========

OPPENHEIMER BALANCED FUND/VA SERVICE SHARES
   Issuance of Units                                                        185,500       298,215
   Redemption of Units                                                     (104,400)      (38,672)
                                                                         ----------    ----------
      Net increase (decrease)                                                81,100       259,543
                                                                         ==========    ==========

OPPENHEIMER GLOBAL SECURITIES FUND/VA SERVICE SHARES
   Issuance of Units                                                        581,391       542,871
   Redemption of Units                                                     (669,265)     (546,409)
                                                                         ----------    ----------
      Net increase (decrease)                                               (87,874)       (3,538)
                                                                         ==========    ==========

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
   Issuance of Units                                                        246,372     1,392,640
   Redemption of Units                                                     (774,784)     (358,126)
                                                                         ----------    ----------
      Net increase (decrease)                                              (528,412)    1,034,514
                                                                         ==========    ==========

OPPENHEIMER HIGH INCOME FUND/VA SERVICE SHARES
   Issuance of Units                                                        208,124       768,154
   Redemption of Units                                                     (108,625)     (763,020)
                                                                         ----------    ----------
      Net increase (decrease)                                                99,499         5,134
                                                                         ==========    ==========

OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA SERVICE SHARES (a)
   Issuance of Units                                                        101,930        95,672
   Redemption of Units                                                     (108,192)     (117,215)
                                                                         ----------    ----------
      Net increase (decrease)                                                (6,262)      (21,543)
                                                                         ==========    ==========

PIONEER CULLEN VALUE VCT PORTFOLIO CLASS II
   Issuance of Units                                                         63,894        89,712
   Redemption of Units                                                      (11,831)      (26,347)
                                                                         ----------    ----------
      Net increase (decrease)                                                52,063        63,365
                                                                         ==========    ==========

PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
   Issuance of Units                                                        355,652     1,115,077
   Redemption of Units                                                     (472,398)   (1,032,978)
                                                                         ----------    ----------
      Net increase (decrease)                                              (116,746)       82,099
                                                                         ==========    ==========

(a) Name change. See Note 1.


COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO CLASS I
   Issuance of Units                                                         84,935       362,974
   Redemption of Units                                                      (78,086)     (276,783)
                                                                         ----------    ----------
      Net increase (decrease)                                                 6,849        86,191
                                                                         ==========    ==========

PIONEER MID CAP VALUE VCT PORTFOLIO CLASS II
   Issuance of Units                                                        154,584       177,284
   Redemption of Units                                                     (101,535)      (93,734)
                                                                         ----------    ----------
      Net increase (decrease)                                                53,049        83,550
                                                                         ==========    ==========

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2011 were as follows:

                        INVESTMENT PORTFOLIOS                             PURCHASES      SALES
----------------------------------------------------------------------   ----------   ----------
AllianceBernstein VPS Intermediate Bond Portfolio Class B                $  640,815   $   32,496
AllianceBernstein VPS International Value Portfolio Class B                  70,030       60,722
AllianceBernstein VPS Small Cap Growth Portfolio Class B                    735,750      775,977
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B                 329,681      273,601
Fidelity VIP Contrafund(R) Portfolio Service Class 2                        727,757      324,453
Fidelity VIP Disciplined Small Cap Portfolio Service Class 2                 41,056       27,089
Fidelity VIP Equity-Income Portfolio Service Class 2                        111,479       60,924
Fidelity VIP Freedom 2005 Portfolio Service Class 2                             251            8
Fidelity VIP Freedom 2010 Portfolio Service Class 2                             862           30
Fidelity VIP Freedom 2015 Portfolio Service Class 2                          85,488       81,683
Fidelity VIP Freedom 2020 Portfolio Service Class 2                         331,839        9,702
Fidelity VIP Freedom 2025 Portfolio Service Class 2                          41,403          769
Fidelity VIP Freedom 2030 Portfolio Service Class 2                          85,531       85,597
Fidelity VIP Freedom 2035 Portfolio Service Class 2                          50,510        2,488
Fidelity VIP Freedom 2040 Portfolio Service Class 2                          27,700          570
Fidelity VIP Freedom 2045 Portfolio Service Class 2                          18,379          564
Fidelity VIP Freedom 2050 Portfolio Service Class 2                          10,646        3,230
Fidelity VIP Growth Opportunities Portfolio Service Class 2               1,305,928      421,522
Fidelity VIP Index 500 Portfolio Service Class 2                            237,656      212,418
Fidelity VIP Mid Cap Portfolio Service Class 2                              274,019      271,963
Fidelity VIP Overseas Portfolio Service Class 2                              17,051      569,881
Fidelity VIP Strategic Income Portfolio Service Class 2                     807,153      352,418
FT VIP Franklin Income Securities Fund Class 2                            1,119,237      114,062
FT VIP Franklin Small Cap Value Securities Fund Class 2                     281,929      140,200
FT VIP Mutual Global Discovery Securities Fund Class 2                      401,942      104,683
FT VIP Mutual Shares Securities Fund Class 2                                100,413       76,698

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                        INVESTMENT PORTFOLIOS                             PURCHASES      SALES
----------------------------------------------------------------------   ----------   ----------
FT VIP Templeton Growth Securities Fund Class 2                          $   60,004   $    9,621
Goldman Sachs Balanced Strategy Portfolio Class A                           347,370      244,776
Goldman Sachs Equity Growth Strategy Portfolio Class A                       52,044       14,973
Goldman Sachs Growth and Income Strategy Portfolio Class A                  200,378       46,796
Goldman Sachs Growth Strategy Portfolio Class A                             107,729       80,648
Goldman Sachs International Real Estate Securities Fund Class A              11,844       11,892
Goldman Sachs Real Estate Securities Fund Class A                            25,612       22,901
Goldman Sachs Technology Tollkeeper Fund Class A                            291,632    1,277,150
Goldman Sachs VIT Core Fixed Income Fund Service Shares                     558,137       70,614
Goldman Sachs VIT Equity Index Fund Service Shares                          380,240      351,554
Goldman Sachs VIT Government Income Fund Service Shares                   2,128,743    1,575,044
Goldman Sachs VIT Growth Opportunities Fund Service Shares                  120,722      101,408
Goldman Sachs VIT Large Cap Value Fund Service Shares                        12,040       28,863
Goldman Sachs VIT Mid Cap Value Fund Service Shares                          42,528       41,252
Goldman Sachs VIT Money Market Fund Service Shares                        6,554,323    3,150,430
Goldman Sachs VIT Strategic Growth Fund Service Shares                       39,443       33,750
Goldman Sachs VIT Strategic International Equity Fund Service Shares         84,486       90,463
Goldman Sachs VIT Structured Small Cap Equity Fund Service Shares           152,927      773,399
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares                  7,852       23,340
Invesco V.I. Core Equity Fund Series II Shares                               27,296       18,719
Invesco V.I. Global Health Care Fund Series II Shares                       158,882       50,311
Invesco V.I. Leisure Fund Series II Shares                                    1,752           63
Janus Aspen Enterprise Portfolio Service Shares                              91,626       48,780
Janus Aspen Forty Portfolio Service Shares                                   98,959      114,902
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares                  340,551      181,008
MFS(R) New Discovery Series Service Class                                   199,580      124,063
MFS(R) Utilities Series Service Class                                       350,552       39,476
Oppenheimer Balanced Fund/VA Service Shares                                 126,060       62,753
Oppenheimer Global Securities Fund/VA Service Shares                        519,279      568,831
Oppenheimer Global Strategic Income Fund/VA Service Shares                  238,184      844,771
Oppenheimer High Income Fund/VA Service Shares                              229,611      118,350
Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA Service Shares (a)       83,232       88,051
Pioneer Cullen Value VCT Portfolio Class II                                  49,249        8,171
Pioneer Emerging Markets VCT Portfolio Class II                             249,939      352,627
Pioneer Growth Opportunities VCT Portfolio Class I                           58,990       57,140
Pioneer Mid Cap Value VCT Portfolio Class II                                132,640       82,287

(a)  Name change. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS

     Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO CLASS B
2011                        752,248    1.270638   1.088364    966,535       2.98      0.75     1.70       4.57        5.59
2010                        282,431    1.215083   1.231754    345,672       2.29      1.30     1.70       7.08        7.51
2009                         37,271    1.136232   1.145694     42,523       0.47      1.30     1.65      16.27       16.68
2008                            501    0.981920   0.981920        492        N/A      1.30     1.30      (6.16)      (6.16)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO CLASS B
2011                        193,441    0.489728   0.497335     95,489       3.78      1.30     1.65     (20.77)     (20.49)
2010                        191,645    0.618125   0.625485    119,156       3.09      1.30     1.65       2.58        2.94
2009                        134,969    0.602603   0.607613     81,654       2.08      1.30     1.65      32.15       32.62
2008                         23,059    0.456895   0.458155     10,539       0.11      1.30     1.50     (53.99)     (53.89)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO CLASS B
2011                        295,426    1.047786   1.066582    312,987        N/A      1.30     1.70       2.43        2.85
2010                        353,323    1.022899   1.037028    363,913        N/A      1.30     1.70      34.27       34.82
2009                         66,371    0.761795   0.769202     50,793        N/A      1.30     1.70      38.90       39.46
2008                          2,506    0.548464   0.551561      1,380        N/A      1.30     1.70     (46.54)     (46.31)
2007                             28    1.027263   1.027263         28        N/A      1.30     1.30       2.73        2.73
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
2011                        196,451    0.934603   0.949110    185,150       0.34      1.30     1.65     (10.13)      (9.81)
2010                        147,574    1.044721   1.052366    154,271       0.51      1.30     1.50      24.69       24.96
2009                        213,786    0.837842   0.842183    179,121       0.07      1.30     1.50      40.53       40.73
2008                          1,813    0.596207   0.598419      1,083       0.13      1.30     1.50     (47.02)     (36.65)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
2011                        465,581    1.027664   1.034673    480,982       1.30      1.30     1.70      (4.44)      (4.05)
2010                         78,631    1.075398   1.078335     84,743       2.30      1.30     1.70       7.54        7.83
FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO SERVICE CLASS 2
2011                         12,734    1.057892   1.064192     13,539       0.18      1.30     1.65      (3.24)      (2.89)
2010                            151    1.094356   1.095912        166        N/A      1.30     1.50       9.44        9.59

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
2011                         43,444    1.035208   1.048478     45,074       2.54      0.75     1.50      (0.86)      (0.10)
2010                             47    1.044557   1.044557         49       0.90      1.30     1.30       4.46        4.46
FIDELITY VIP FREEDOM 2005 PORTFOLIO SERVICE CLASS 2
2011                            310    1.034235   1.034235        320       3.29      1.30     1.30      (1.39)      (1.39)
2010                             89    1.048723   1.048723         93       1.73      1.30     1.30       4.87        4.87
FIDELITY VIP FREEDOM 2010 PORTFOLIO SERVICE CLASS 2
2011                            960    1.041504   1.041504      1,000       2.92      1.30     1.30      (1.71)      (1.71)
2010                            208    1.059676   1.059676        220       1.88      1.30     1.30       5.97        5.97
FIDELITY VIP FREEDOM 2015 PORTFOLIO SERVICE CLASS 2
2011                         72,886    1.036857   1.050012     75,625       1.44      0.75     1.50      (2.01)      (1.26)
2010                         71,065    1.058096   1.063420     75,199       5.37      0.75     1.50       5.81        6.34
FIDELITY VIP FREEDOM 2020 PORTFOLIO SERVICE CLASS 2
2011                        422,328    1.034565   1.050409    441,004       3.42      0.75     1.65      (2.87)      (1.98)
2010                        123,671    1.065164   1.071666    131,869       2.49      0.75     1.65       6.52        7.17
FIDELITY VIP FREEDOM 2025 PORTFOLIO SERVICE CLASS 2
2011                         60,413    1.031964   1.045134     62,440       2.33      0.75     1.50      (3.81)      (3.08)
2010                         24,329    1.072856   1.078307     26,118       2.03      0.75     1.50       7.29        7.83
FIDELITY VIP FREEDOM 2030 PORTFOLIO SERVICE CLASS 2
2011                        142,173    1.028594   1.041768    146,334       1.66      0.75     1.50      (4.29)      (3.56)
2010                        146,333    1.074674   1.080201    157,322       2.28      0.75     1.50       7.47        8.02
FIDELITY VIP FREEDOM 2035 PORTFOLIO SERVICE CLASS 2
2011                        128,990    1.015670   1.031260    131,405       1.91      0.75     1.65      (5.83)      (4.96)
2010                         85,669    1.079502   1.085130     92,492       3.31      0.75     1.50       7.95        8.51
FIDELITY VIP FREEDOM 2040 PORTFOLIO SERVICE CLASS 2
2011                         36,670    1.018277   1.021782     37,392       2.59      1.30     1.50      (5.74)      (5.55)
2010                         11,942    1.080315   1.081836     12,904       2.58      1.30     1.50       8.03        8.18
FIDELITY VIP FREEDOM 2045 PORTFOLIO SERVICE CLASS 2
2011                         19,113    1.015718   1.019203     19,425       3.50      1.30     1.50      (6.07)      (5.87)
2010                          2,515    1.081303   1.082808      2,721       2.47      1.30     1.50       8.13        8.28
FIDELITY VIP FREEDOM 2050 PORTFOLIO SERVICE CLASS 2
2011                         13,920    1.012078   1.015570     14,136       2.02      1.30     1.50      (6.57)      (6.38)
2010                          8,338    1.084761   1.084761      9,045       1.52      1.30     1.30       8.48        8.48

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
2011                        760,331    1.115411   1.131874    851,281        N/A      0.75     1.65       0.29        1.09
2010                         21,980    1.112236   1.114894     24,476        N/A      1.30     1.65      11.22       11.49
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
2011                         29,249    1.065992   1.059554     31,102       1.66      1.30     1.50       0.27       (0.35)
2010                            205    1.063086   1.063086        218       0.04      1.50     1.50       6.31        6.31
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
2011                        236,917    1.002006   1.338190    240,156       0.02      0.75     1.65     (12.32)     (11.58)
2010                        242,873    1.143694   1.513374    278,190       0.28      0.75     1.50      14.37       27.88
2009                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
2011                         11,470    0.916611   0.919235     10,515       0.15      1.30     1.50     (18.54)     (18.41)
2010                        481,299    1.125184   1.130972    541,721       2.33      0.75     1.50      12.52       13.10
FIDELITY VIP STRATEGIC INCOME PORTFOLIO SERVICE CLASS 2
2011                        423,702    1.068725   1.253994    456,328       5.93      0.75     1.65       2.73        3.67
2010                         23,151    1.040298   1.209724     24,109       0.84      0.75     1.65       4.03        8.45
2009                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
FT VIP FRANKLIN INCOME SECURITIES FUND CLASS 2
2011                      1,921,585    1.027324   1.043255  1,993,475       5.20      1.30     1.65       0.69        1.05
2010                        999,168    1.020251   1.032389  1,027,271       5.95      1.30     1.65      10.82       11.21
2009                        490,552    0.920679   0.928341    454,198       4.32      1.30     1.65      33.37       33.84
2008                         17,957    0.690336   0.693611     12,436       4.15      1.30     1.65     (30.82)     (30.58)
2007                          1,474    0.997914   0.999093      1,472        N/A      1.30     1.65      (0.21)      (0.09)
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
2011                        415,052    0.936731   1.456823    392,658       0.68      0.75     1.65      (5.35)      (4.48)
2010                        263,205    0.992507   1.525224    261,907       0.48      0.75     1.50      26.30       27.16
2009                        279,160    0.785830   0.791331    219,524       0.91      1.30     1.50      27.22       27.48
2008                         16,145    0.617698   0.620762      9,990       0.61      1.30     1.50     (34.22)     (33.88)
2007                            464    0.938905   0.938984        436        N/A      1.30     1.50      (6.11)      (6.10)

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND CLASS 2
2011                        666,503    0.912709   0.928376    616,857       2.44      1.30     1.70      (4.61)      (4.22)
2010                        380,213    0.956836   0.969310    367,388       1.42      1.30     1.70      10.06       10.50
2009                        212,549    0.869413   0.877178    186,121       1.47      1.30     1.70      21.23       21.72
2008                         30,121    0.717161   0.720626     21,658       3.16      1.30     1.70     (29.64)     (29.41)
2007                          1,526    1.019405   1.020859      1,556        N/A      1.30     1.65       1.94        2.09
FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
2011                        226,015    0.804235   0.819034    184,233       2.01      1.30     1.70      (2.73)      (2.33)
2010                        210,205    0.826778   0.838569    175,473       1.87      1.30     1.70       9.31        9.75
2009                         82,982    0.757752   0.764072     63,271       2.40      1.30     1.65      23.97       24.41
2008                         19,769    0.611239   0.614150     12,120       4.05      1.30     1.65     (38.15)     (37.91)
2007                          1,582    0.988216   0.989088      1,563        N/A      1.50     1.65      (1.18)      (1.09)
FT VIP TEMPLETON GROWTH SECURITIES FUND CLASS 2
2011                        179,788    0.706001   0.716955    128,055       1.45      1.30     1.65      (8.51)      (8.18)
2010                        116,869    0.771670   0.780866     90,678       0.77      1.30     1.65       5.62        6.00
2009                         56,040    0.730593   0.736678     41,069       2.61      1.30     1.65      28.94       29.40
2008                         13,064    0.566623   0.569321      7,410       1.56      1.30     1.65     (43.28)     (43.07)
2007                          1,459    0.998926   1.000113      1,458        N/A      1.30     1.65      (0.11)       0.01
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO CLASS A
2011                        783,695    0.959232   1.178528    762,806       1.65      0.75     1.70      (3.55)      (2.62)
2010                        698,676    0.994546   1.210215    701,627       3.26      0.75     1.70       6.62        7.65
2009                        328,261    0.933797   1.124251    308,852       5.23      0.75     1.65      17.96       12.43
2008                         98,026    0.791631   0.795404     77,853       6.11      1.30     1.65     (21.81)     (21.44)
2007                            985    1.012447   1.012447        997       8.26      1.30     1.30       1.24        1.24
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO CLASS A
2011                        281,310    0.724241   0.735492    206,616       2.34      1.30     1.65      (9.05)      (8.72)
2010                        239,087    0.796297   0.805790    192,385       2.23      1.30     1.65      10.81       11.20
2009                        152,064    0.718636   0.724628    110,145       2.59      1.30     1.65      27.13       27.59
2008                         31,472    0.566365   0.567950     17,865       4.36      1.30     1.50     (43.57)     (43.35)
2007                            991    1.002630   1.002630        993      15.15      1.30     1.30       0.26        0.26

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO CLASS A
2011                      1,103,638    0.858556   0.873832    959,457       2.03      1.30     1.70      (5.10)      (4.72)
2010                        945,021    0.904740   0.917093    863,205       2.73      1.30     1.70       8.24        8.69
2009                        626,098    0.836836   0.843801    526,849       5.38      1.30     1.65      23.79       24.23
2008                         95,494    0.675998   0.679211     64,818       4.53      1.30     1.65     (33.15)     (32.91)
2007                          1,368    1.011150   1.012348      1,385      11.67      1.30     1.65       1.12        1.23
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO CLASS A
2011                        937,481    0.766670   0.778576    725,952       2.26      1.30     1.65      (7.63)      (7.30)
2010                        910,217    0.833851   0.839885    760,997       2.59      1.30     1.50       9.79       10.01
2009                        771,553    0.759846   0.763465    587,028       3.57      1.30     1.50      26.62       26.88
2008                        435,174    0.599860   0.601740    261,222       9.86      1.30     1.50     (40.31)     (40.19)
2007                          1,784    1.005009   1.006034      1,794       9.56      1.30     1.50       0.50        0.60
GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND CLASS A
2011                         76,356    0.516804   0.524801     39,897       2.85      1.30     1.65     (20.79)     (20.51)
2010                         76,468    0.652381   0.660195     50,280       8.56      1.30     1.65      10.85       11.26
2009                         36,270    0.588486   0.593393     21,456      42.96      1.30     1.65      31.26       31.73
2008                          2,943    0.449219   0.450449      1,326       0.51      1.30     1.50     (52.85)     (52.76)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
GOLDMAN SACHS REAL ESTATE SECURITIES FUND CLASS A
2011                         50,001    0.891427   0.899239     44,712       1.43      1.30     1.50       8.17        8.39
2010                         47,657    0.824077   0.829665     39,299       1.72      1.30     1.50      25.16       25.42
2009                         53,226    0.658436   0.661520     35,050       2.03      1.30     1.50      23.26       23.48
2008                          1,521    0.534193   0.535679        812       2.46      1.30     1.50     (41.87)     (41.76)
2007                             67    0.918981   0.918981         62        N/A      1.50     1.50      (8.10)      (8.10)
GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND CLASS A
2011                        296,102    1.058992   0.998465    316,881        N/A      0.75     1.70     (14.72)     (13.98)
2010                      1,123,542    1.241837   1.160733  1,406,147        N/A      0.75     1.70      22.16       16.07
2009                        458,089    1.016556   1.025649    467,897        N/A      1.30     1.70      66.40       67.09
2008                            622    0.610942   0.613805        381        N/A      1.30     1.70     (46.40)     (46.22)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2011                        745,344    1.160415   1.205168    872,290       2.49      0.75     1.65       5.20        6.15
2010                        326,374    1.103071   1.116200    362,158       3.48      1.30     1.65       5.41        5.78
2009                        116,012    1.046490   1.055201    121,991       6.90      1.30     1.65      12.79       13.19
2008                          9,843    0.927807   0.932213      9,148       5.13      1.30     1.65     (10.09)      (9.77)
2007                          1,656    1.031942   1.033177      1,709       4.25      1.30     1.65       3.19        3.32
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2011                        129,884    0.863051   1.371580    113,275       1.10      0.75     1.65       0.07        1.03
2010                        104,044    0.862454   0.872732     90,295       1.49      1.30     1.65      13.03       13.43
2009                         68,282    0.763031   0.769390     52,374       3.72      1.30     1.65      24.20       24.64
2008                         12,371    0.614343   0.617274      7,627       4.67      1.30     1.65     (38.32)     (38.02)
2007                             59    0.995958   0.995958         59        N/A      1.65     1.65      (0.40)      (0.40)
GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
2011                      1,206,359    1.185388   1.136227  1,446,647       1.05      0.75     1.70       4.54        5.50
2010                        777,681    1.133896   1.149412    888,237       1.75      1.30     1.70       3.41        3.83
2009                        523,938    1.097900   1.107042    577,389       3.57      1.30     1.65       4.68        5.06
2008                        431,321    1.050848   1.053752    453,286       4.13      1.30     1.50       1.60        1.81
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2011                        170,494    1.024231   1.053314    176,919        N/A      0.75     1.70      (5.60)      (4.69)
2010                        160,682    1.085026   1.100776    175,865        N/A      1.30     1.70      17.33       17.81
2009                        145,007    0.924715   0.934369    134,920        N/A      1.30     1.70      55.89       56.53
2008                         11,543    0.593210   0.596918      6,869        N/A      1.30     1.70     (41.87)     (41.59)
2007                             14    1.021995   1.021995         14        N/A      1.30     1.30       2.20        2.20
GOLDMAN SACHS VIT LARGE CAP VALUE FUND SERVICE SHARES
2011                        102,111    0.738349   0.744846     76,038       0.91      1.30     1.50      (8.65)      (8.47)
2010                        125,857    0.804192   0.813790    102,198       0.33      1.30     1.65       9.06        9.44
2009                        255,674    0.737406   0.743571    189,811       3.14      1.30     1.65      15.92       16.34
2008                         15,212    0.637410   0.639148      9,718       3.32      1.30     1.50     (35.40)     (35.25)
2007                          5,833    0.986815   0.987135      5,758       2.95      1.30     1.50      (1.32)      (1.29)
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2011                            734    1.002546   1.008521        739       0.03      1.30     1.65      (8.35)      (8.03)
2010                            177    1.095220   1.096564        194       0.42      1.30     1.50       9.52        9.66
2009                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2011                      8,374,712    0.966314   0.981896  8,171,350       0.01      0.75     1.70      (1.70)      (0.74)
2010                      4,817,779    0.982994   0.989184  4,767,457       0.01      0.75     1.70      (1.70)      (0.75)
2009                      4,155,747    0.999947   1.009627  4,174,648       0.12      1.30     1.70      (1.55)      (1.14)
2008                      3,272,062    1.015719   1.021315  3,332,584       1.61      1.30     1.70       0.51        0.93
2007                            357    1.011926   1.011926        362       1.98      1.30     1.30       1.19        1.19
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
2011                        179,008    0.879074   1.256205    160,305       0.21      0.75     1.65      (4.47)      (3.58)
2010                        172,650    0.920169   1.302893    160,776       0.18      0.75     1.65       8.67        9.63
2009                        182,059    0.846718   0.853785    155,193       0.42      1.30     1.65      45.07       45.58
2008                         38,043    0.584926   0.586461     22,307        N/A      1.30     1.50     (42.83)     (42.70)
2007                          6,769    1.023063   1.023559      6,928       0.21      1.30     1.50       2.31        2.36
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2011                        153,860    0.623624   1.083020     99,452       3.10      0.75     1.65     (16.57)     (15.79)
2010                        166,195    0.747346   1.286072    125,443       1.89      0.75     1.65       8.26        9.30
2009                         62,194    0.690377   0.696091     43,186       2.67      1.30     1.65      26.26       26.70
2008                         11,860    0.548259   0.549400      6,506      12.81      1.30     1.50     (46.90)     (46.83)
2007                             70    1.033191   1.033191         72       8.97      1.30     1.30       3.32        3.32
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND SERVICE SHARES
2011                         97,061    0.955727   0.970562     93,577       0.25      1.30     1.65      (1.26)      (0.91)
2010                        706,128    0.967889   1.580073    688,089       1.50      0.75     1.65      27.72       28.88
2009                         28,870    0.757820   0.764139     21,964       1.94      1.30     1.65      25.16       25.61
2008                          2,751    0.606641   0.608359      1,673       1.42      1.30     1.50     (35.23)     (35.09)
2007                            325    0.936782   0.937258        305       1.15      1.30     1.50      (6.32)      (6.27)
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
2011                         14,120    0.810901   0.816658     11,505       1.05      1.30     1.50       2.34        2.55
2010                         32,795    0.792366   0.796374     26,100       1.51      1.30     1.50      10.91       11.14
2009                          5,376    0.714405   0.716579      3,851       3.07      1.30     1.50      19.18       19.32
2008                          1,470    0.600544   0.600544        883       1.95      1.30     1.30     (38.00)     (38.00)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
INVESCO V.I. CORE EQUITY FUND SERIES II SHARES
2011                        224,774    0.918229   1.023927    208,740       0.76      0.75     1.65      (1.94)      (1.04)
2010                        215,938    0.936393   0.947577    203,657       0.91      1.30     1.65       7.44        7.83
2009                        190,811    0.871523   0.878795    167,342       3.19      1.30     1.65      25.87       26.32
2008                          3,151    0.693802   0.695688      2,188       3.76      1.30     1.50     (31.37)     (31.23)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES II SHARES
2011                        103,090    1.037211   1.040656    107,129        N/A      1.30     1.50       2.16        2.35
2010                            137    1.016744   1.016744        139        N/A      1.30     1.30       1.67        1.67
INVESCO V.I. LEISURE FUND SERIES II SHARES
2011                          5,824    0.776154   0.776154      4,521       0.39      1.30     1.30      (5.28)      (5.28)
2010                          3,714    0.819425   0.819425      3,043       0.09      1.30     1.30      20.11       20.11
2009                          2,671    0.682227   0.682227      1,822       2.40      1.30     1.30      30.75       30.75
2008                            808    0.521780   0.521780        421       1.53      1.30     1.30     (43.92)     (43.92)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
2011                        183,621    1.003446   1.019022    185,988        N/A      1.30     1.65      (3.28)      (2.93)
2010                        143,891    1.037431   1.049803    150,401        N/A      1.30     1.65      23.45       23.89
2009                        143,673    0.840366   0.847374    121,391        N/A      1.30     1.65      42.06       42.57
2008                         13,610    0.594067   0.594372      8,086       0.60      1.30     1.50     (44.52)     (44.52)
2007                             41    1.070946   1.070946         44       0.23      1.50     1.50       7.09        7.09
JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
2011                        347,721    0.884599   0.945681    311,886       0.25      0.75     1.70      (8.52)      (7.64)
2010                        366,687    0.967033   0.980265    357,804       0.32      1.30     1.70       4.67        5.10
2009                        134,850    0.923894   0.932729    125,494       0.01      1.30     1.70      43.54       44.13
2008                         20,695    0.643656   0.647162     13,361       0.01      1.30     1.70     (45.28)     (45.06)
2007                             12    1.177720   1.177720         14       0.58      1.30     1.30      17.77       17.77
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE SHARES
2011                        554,656    1.000246   1.322692    561,647       0.65      0.75     1.70      (4.63)      (3.71)
2010                        411,210    1.048824   1.062943    435,200       0.63      1.30     1.70      13.40       13.86
2009                        201,706    0.925800   0.933518    188,021       0.49      1.30     1.65      30.73       31.20
2008                         14,682    0.709743   0.711528     10,429       1.75      1.30     1.50     (28.97)     (28.84)
2007                             13    0.999382   1.001880         13       5.70      1.30     1.50      (0.06)       0.19

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
2011                         58,444    1.062975   1.543152     63,059        N/A      0.75     1.65     (11.97)     (11.18)
2010                          9,019    1.208254   1.210424     10,908        N/A      1.30     1.50      20.83       21.04
2009                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
MFS(R) UTILITIES SERIES SERVICE CLASS
2011                        269,705    1.163617   1.170624    315,310       3.59      1.30     1.70       4.69        5.12
2010                          3,797    1.111471   1.113625      4,226        N/A      1.30     1.70      11.15       11.36
OPPENHEIMER BALANCED FUND/VA SERVICE SHARES
2011                        492,203    0.718161   0.730302    358,232       1.89      1.30     1.70      (1.32)      (0.92)
2010                        411,103    0.727796   0.737110    302,284       0.72      1.30     1.70      10.76       11.21
2009                        151,559    0.657071   0.662797    100,369        N/A      1.30     1.70      19.53       20.02
2008                         19,110    0.549612   0.552244     10,548       0.27      1.30     1.70     (44.62)     (44.40)
2007                             29    0.993461   0.993461         28        N/A      1.30     1.30      (0.65)      (0.65)
OPPENHEIMER GLOBAL SECURITIES FUND/VA SERVICE SHARES
2011                        655,108    0.823614   0.991612    546,302       1.06      0.75     1.65     (10.04)      (9.23)
2010                        742,982    0.915509   0.926420    685,703       1.22      1.30     1.65      13.80       14.20
2009                        746,518    0.804521   0.811225    604,182       0.39      1.30     1.65      37.06       37.54
2008                         38,828    0.589142   0.589796     22,890       0.47      1.30     1.50     (41.16)     (41.11)
2007                          3,040    1.001358   1.001458      3,045        N/A      1.30     1.50       0.14        0.15
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
2011                        574,139    1.142573   1.075232    648,724       2.28      0.75     1.70      (1.06)      (0.11)
2010                      1,102,551    1.154851   1.076371  1,266,630       1.56      0.75     1.70      12.82        7.64
2009                         68,037    1.023608   1.033242     70,166       0.15      1.30     1.70      16.41       16.88
2008                         19,718    0.879255   0.884027     17,409       2.48      1.30     1.70     (15.96)     (15.61)
2007                            208    1.046310   1.046900        217        N/A      1.30     1.65       4.63        4.69
OPPENHEIMER HIGH INCOME FUND/VA SERVICE SHARES
2011                        104,633    1.021736   1.289030    107,718       0.06      0.75     1.50      (4.02)      (3.29)
2010                          5,134    1.064530   1.065943      5,467        N/A      1.30     1.50       6.45        6.59
2009                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA SERVICE SHARES (a)
2011                        116,196    0.916161   0.924255    106,861       0.44      1.30     1.50      (3.84)      (3.65)
2010                        122,458    0.952758   0.959241    117,010       0.55      1.30     1.50      21.21       21.46
2009                        144,002    0.786012   0.789770    113,275       0.22      1.30     1.50      34.84       35.12
2008                         17,154    0.582903   0.584499     10,020       0.33      1.30     1.50     (38.84)     (38.72)
2007                          2,108    0.953738   0.953738      2,011        N/A      1.30     1.30      (4.63)      (4.63)
PIONEER CULLEN VALUE VCT PORTFOLIO CLASS II
2011                        219,227    0.778815   0.786189    172,021       0.72      1.30     1.50      (5.11)      (4.92)
2010                        167,164    0.817120   0.826870    138,013       0.56      1.30     1.65       7.46        7.84
2009                        103,800    0.760416   0.766760     79,558       0.69      1.30     1.65      13.82       14.23
2008                         21,588    0.668980   0.671246     14,489       0.57      1.30     1.50     (33.56)     (33.42)
2007                             49    1.008238   1.008238         50        N/A      1.30     1.30       0.82        0.82
PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
2011                        831,000    0.691144   0.856890    580,387        N/A      0.75     1.70     (24.92)     (24.19)
2010                        947,746    0.920484   0.931060    878,933       0.25      1.30     1.70      13.65       14.11
2009                        865,646    0.809944   0.815953    704,588       0.59      1.30     1.70      71.06       71.76
2008                         56,268    0.473484   0.475050     26,717       0.07      1.30     1.70     (58.88)     (58.84)
2007                            848    1.152157   1.154235        979        N/A      1.30     1.50      15.22       15.42
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO CLASS I
2011                        468,239    0.958701   0.976429    454,720        N/A      1.30     1.70      (3.92)      (3.53)
2010                        461,390    0.997867   1.012182    464,976        N/A      1.30     1.70      18.18       18.66
2009                        375,201    0.844366   0.853036    319,185        N/A      1.30     1.70      42.12       42.71
2008                            743    0.594052   0.597747        444        N/A      1.30     1.70     (36.60)     (36.30)
2007                             46    0.938337   0.938337         43        N/A      1.30     1.30      (6.17)      (6.17)
PIONEER MID CAP VALUE VCT PORTFOLIO CLASS II
2011                        251,561    0.834286   0.847252    211,945       0.71      1.30     1.65      (7.40)      (7.07)
2010                        198,512    0.900927   0.911687    180,269       0.92      1.30     1.65      15.95       16.36
2009                        114,961    0.777007   0.783495     89,874       0.64      1.30     1.65      23.19       23.63
2008                          6,257    0.630722   0.633722      3,962       0.83      1.30     1.65     (34.85)     (34.62)
2007                          1,467    0.968078   0.969228      1,422        N/A      1.30     1.65      (3.19)      (3.08)

(a)  Name change. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.